As filed with the Securities and Exchange Commission on April 24, 2018

033-80057

Registration Nos. 811-9140

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the

SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and/or

REGISTRATION STATEMENT
Under the
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

(Check appropriate box or boxes.)

Virtus Retirement Trust

(Exact Name of Registrant as Specified in Charter)

101 Munson Street, Greenfield, MA	01301
(Address of Principal Executive Offices)	(Zip Code)

(800) 243-1574

(Registrant’s Telephone Number, including Area Code)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2018 pursuant to paragraph (b) of rule 485.
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
VIRTUS RETIREMENT TRUST

April 30, 2018
TICKER SYMBOL BY CLASS
FUND	A	I	R6	T
Virtus DFA 2015 Target Date Retirement Income Fund	VARTX	VDFIX	VDFRX	VDTFX
Virtus DFA 2020 Target Date Retirement Income Fund	VATDX	VDTIX	VDRRX	VTDFX
Virtus DFA 2025 Target Date Retirement Income Fund	VDAAX	VITDX	VRDFX	VFDTX
Virtus DFA 2030 Target Date Retirement Income Fund	VDFAX	VRITX	VRRDX	VDRTX
Virtus DFA 2035 Target Date Retirement Income Fund	VRTAX	VTDIX	VRRTX	VRTDX
Virtus DFA 2040 Target Date Retirement Income Fund	VTARX	VIDFX	VRTRX	VXTDX
Virtus DFA 2045 Target Date Retirement Income Fund	VTATX	VTIDX	VTDRX	VXTRX
Virtus DFA 2050 Target Date Retirement Income Fund	VTDAX	VTIRX	VTRTX	VDATX
Virtus DFA 2055 Target Date Retirement Income Fund	VTRAX	VTITX	VRDTX	VXRTX
Virtus DFA 2060 Target Date Retirement Income Fund	VTTAX	VTTIX	VTTRX	VRFTX
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus Mutual Funds. Please read it carefully and retain it for future reference.
Not FDIC Insured
No Bank Guarantee
May Lose Value

Virtus Mutual Funds

Virtus DFA 2015 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	6.03%	6.08%	6.08%	6.03	%(a)
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses (b)	6.73%	6.53%	6.53%	6.73%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.73)%	(5.78)%	(5.98)%	(5.73)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.00%	0.75%	0.55%	1.00%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$671	$1,968	$3,220	$6,166
Class I	Sold or Held	$77	$1,417	$2,717	$5,797
Class R6	Sold or Held	$56	$1,400	$2,702	$5,788
Class T	Sold or Held	$349	$1,691	$2,986	$6,033
Virtus DFA 2015 Target Date Retirement Income Fund1

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors who have retired, or are planning to retire, within a few years of 2015 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2030) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. The fund has passed its target date and is invested primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 15% to 35% to global equity Underlying Funds and a target allocation of approximately 65% to 85% to fixed income Underlying Funds, including exposure to long term and intermediate term TIPS. The asset allocation of the fund will continue to evolve until 15 years after the fund's target date (i.e. 2030) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
2Virtus DFA 2015 Target Date Retirement Income Fund

The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
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Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

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Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

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Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

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New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
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Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

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Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

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Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

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Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

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Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

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Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

Virtus DFA 2015 Target Date Retirement Income Fund3

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Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

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Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

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Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

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Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

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Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

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Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

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Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

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Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
4Virtus DFA 2015 Target Date Retirement Income Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2017:	2.98%	Worst Quarter:	Q2/2017:	0.54%	Year to date (3/31/18):	-1.43%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	8.32%	8.37%
Return After Taxes on Distributions	7.34%	7.47%
Return After Taxes on Distributions and Sale of Fund Shares	4.83%	6.07%
Class A
Return Before Taxes	1.78%	4.89%
Class R6
Return Before Taxes	8.59%	8.61%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
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Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

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Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

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Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

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Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

Virtus DFA 2015 Target Date Retirement Income Fund5

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David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

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Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
6Virtus DFA 2015 Target Date Retirement Income Fund

Virtus DFA 2020 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	5.68%	5.76%	5.74%	5.68	%(a)
Acquired Fund Fees and Expenses	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses (b)	6.39%	6.22%	6.20%	6.39%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.38)%	(5.46)%	(5.64)%	(5.38)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.01%	0.76%	0.56%	1.01%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$672	$1,907	$3,108	$5,968
Class I	Sold or Held	$79	$1,359	$2,608	$5,602
Class R6	Sold or Held	$57	$1,337	$2,586	$5,580
Class T	Sold or Held	$350	$1,628	$2,871	$5,829
Virtus DFA 2020 Target Date Retirement Income Fund7

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2035) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 20% to 45% to global equity Underlying Funds and a target allocation of approximately 55% to 80% to fixed income Underlying Funds, including exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2035) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge
8Virtus DFA 2020 Target Date Retirement Income Fund

credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward

Virtus DFA 2020 Target Date Retirement Income Fund9

contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
10Virtus DFA 2020 Target Date Retirement Income Fund

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2017:	3.88%	Worst Quarter:	Q2/2017:	0.86%	Year to date (3/31/18):	-1.64%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	10.46%	10.59%
Return After Taxes on Distributions	9.21%	9.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.29%	7.85%
Class A
Return Before Taxes	3.84%	7.04%
Class R6
Return Before Taxes	10.74%	10.84%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

Virtus DFA 2020 Target Date Retirement Income Fund11

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
12Virtus DFA 2020 Target Date Retirement Income Fund

Virtus DFA 2025 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	4.39%	4.44%	4.43%	4.39	%(a)
Acquired Fund Fees and Expenses	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses (b)	5.12%	4.92%	4.91%	5.12%
Less: Fee Waiver and/or Expense Reimbursement(c)	(4.09)%	(4.14)%	(4.33)%	(4.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.03%	0.78%	0.58%	1.03%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$674	$1,676	$2,676	$5,165
Class I	Sold or Held	$80	$1,106	$2,134	$4,711
Class R6	Sold or Held	$59	$1,086	$2,114	$4,692
Class T	Sold or Held	$352	$1,389	$2,424	$4,998
Virtus DFA 2025 Target Date Retirement Income Fund13

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2040) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 30% to 55% to global equity Underlying Funds and a target allocation of approximately 45% to 70% to fixed income Underlying Funds, including exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2040) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge
14Virtus DFA 2025 Target Date Retirement Income Fund

credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward

Virtus DFA 2025 Target Date Retirement Income Fund15

contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
16Virtus DFA 2025 Target Date Retirement Income Fund

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2017:	4.87%	Worst Quarter:	Q2/2017:	1.40%	Year to date (3/31/18):	-1.71%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	13.55%	13.12%
Return After Taxes on Distributions	12.66%	12.33%
Return After Taxes on Distributions and Sale of Fund Shares	7.84%	9.85%
Class A
Return Before Taxes	6.79%	9.49%
Class R6
Return Before Taxes	13.80%	13.35%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

Virtus DFA 2025 Target Date Retirement Income Fund17

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
18Virtus DFA 2025 Target Date Retirement Income Fund

Virtus DFA 2030 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	5.57%	5.57%	5.55%	5.57	%(a)
Acquired Fund Fees and Expenses	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses (b)	6.31%	6.06%	6.04%	6.31%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.27)%	(5.27)%	(5.45)%	(5.27)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.04%	0.79%	0.59%	1.04%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$675	$1,895	$3,084	$5,922
Class I	Sold or Held	$81	$1,330	$2,554	$5,500
Class R6	Sold or Held	$60	$1,308	$2,531	$5,477
Class T	Sold or Held	$353	$1,616	$2,845	$5,781
Virtus DFA 2030 Target Date Retirement Income Fund19

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2045) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 45% to 70% to global equity Underlying Funds and a target allocation of approximately 30% to 55% to fixed income Underlying Funds, including exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2045) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge
20Virtus DFA 2030 Target Date Retirement Income Fund

credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward

Virtus DFA 2030 Target Date Retirement Income Fund21

contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
22Virtus DFA 2030 Target Date Retirement Income Fund

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2017:	5.10%	Worst Quarter:	Q2/2017:	1.97%	Year to date (3/31/18):	-1.43%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	15.81%	14.67%
Return After Taxes on Distributions	14.94%	13.92%
Return After Taxes on Distributions and Sale of Fund Shares	9.18%	11.11%
Class A
Return Before Taxes	9.00%	11.03%
Class R6
Return Before Taxes	16.06%	14.90%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

Virtus DFA 2030 Target Date Retirement Income Fund23

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
24Virtus DFA 2030 Target Date Retirement Income Fund

Virtus DFA 2035 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	4.81%	4.82%	4.81%	4.81	%(a)
Acquired Fund Fees and Expenses	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses (b)	5.56%	5.32%	5.31%	5.56%
Less: Fee Waiver and/or Expense Reimbursement(c)	(4.51)%	(4.52)%	(4.71)%	(4.51)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.05%	0.80%	0.60%	1.05%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Year	5 Years	10 Years
Class A	Sold or Held	$676	$1,759	$2,831	$5,457
Class I	Sold or Held	$82	$1,187	$2,285	$5,000
Class R6	Sold or Held	$61	$1,167	$2,265	$4,982
Class T	Sold or Held	$354	$1,475	$2,583	$5,300
Virtus DFA 2035 Target Date Retirement Income Fund25

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2050) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 60% to 85% to global equity Underlying Funds and a target allocation of approximately 15% to 40% to fixed income Underlying Funds, including exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2050) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on
26Virtus DFA 2035 Target Date Retirement Income Fund

futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

Virtus DFA 2035 Target Date Retirement Income Fund27

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
28Virtus DFA 2035 Target Date Retirement Income Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2017:	5.03%	Worst Quarter:	Q2/2017:	2.74%	Year to date (3/31/18):	-0.86%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	17.41%	15.59%
Return After Taxes on Distributions	16.67%	14.95%
Return After Taxes on Distributions and Sale of Fund Shares	10.15%	11.91%
Class A
Return Before Taxes	10.32%	11.89%
Class R6
Return Before Taxes	17.74%	15.86%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

Virtus DFA 2035 Target Date Retirement Income Fund29

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
30Virtus DFA 2035 Target Date Retirement Income Fund

Virtus DFA 2040 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	5.51%	5.52%	5.51%	5.51	%(a)
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses (b)	6.27%	6.03%	6.02%	6.27%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.21)%	(5.22)%	(5.41)%	(5.21)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.06%	0.81%	0.61%	1.06%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$1,890	$3,072	$5,899
Class I	Sold or Held	$83	$1,326	$2,544	$5,482
Class R6	Sold or Held	$62	$1,306	$2,525	$5,465
Class T	Sold or Held	$355	$1,610	$2,833	$5,758
Virtus DFA 2040 Target Date Retirement Income Fund31

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2055) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 75% to 97% to global equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2055) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on
32Virtus DFA 2040 Target Date Retirement Income Fund

futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

Virtus DFA 2040 Target Date Retirement Income Fund33

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
34Virtus DFA 2040 Target Date Retirement Income Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2017:	5.75%	Worst Quarter:	Q2/2017:	3.23%	Year to date (3/31/18):	-0.53%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	19.48%	17.53%
Return After Taxes on Distributions	18.74%	16.91%
Return After Taxes on Distributions and Sale of Fund Shares	11.39%	13.47%
Class A
Return Before Taxes	12.32%	13.77%
Class R6
Return Before Taxes	19.71%	17.80%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

Virtus DFA 2040 Target Date Retirement Income Fund35

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
36Virtus DFA 2040 Target Date Retirement Income Fund

Virtus DFA 2045 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	5.58%	5.55%	5.56%	5.58	%(a)
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses (b)	6.34%	6.06%	6.07%	6.34%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.28)%	(5.25)%	(5.46)%	(5.28)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.06%	0.81%	0.61%	1.06%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$1,902	$3,095	$5,941
Class I	Sold or Held	$83	$1,332	$2,555	$5,501
Class R6	Sold or Held	$62	$1,316	$2,543	$5,498
Class T	Sold or Held	$355	$1,623	$2,857	$5,801
Virtus DFA 2045 Target Date Retirement Income Fund37

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2060) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 75% to 97% to global equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2060) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge
38Virtus DFA 2045 Target Date Retirement Income Fund

credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward

Virtus DFA 2045 Target Date Retirement Income Fund39

contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
40Virtus DFA 2045 Target Date Retirement Income Fund

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2017:	6.22%	Worst Quarter:	Q2/2017:	3.60%	Year to date (3/31/18):	-0.59%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	21.70%	19.20%
Return After Taxes on Distributions	21.11%	18.65%
Return After Taxes on Distributions and Sale of Fund Shares	12.68%	14.84%
Class A
Return Before Taxes	14.42%	15.41%
Class R6
Return Before Taxes	21.91%	19.47%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

Virtus DFA 2045 Target Date Retirement Income Fund41

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
42Virtus DFA 2045 Target Date Retirement Income Fund

Virtus DFA 2050 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	5.40%	5.37%	5.37%	5.40	%(a)
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses (b)	6.16%	5.88%	5.88%	6.16%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.10)%	(5.07)%	(5.27)%	(5.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.06%	0.81%	0.61%	1.06%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$1,870	$3,035	$5,833
Class I	Sold or Held	$83	$1,297	$2,490	$5,383
Class R6	Sold or Held	$62	$1,279	$2,475	$5,373
Class T	Sold or Held	$355	$1,589	$2,795	$5,689
Virtus DFA 2050 Target Date Retirement Income Fund43

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2065) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 75% to 97% to global equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2065) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge
44Virtus DFA 2050 Target Date Retirement Income Fund

credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward

Virtus DFA 2050 Target Date Retirement Income Fund45

contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
46Virtus DFA 2050 Target Date Retirement Income Fund

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2017:	6.22%	Worst Quarter:	Q2/2017:	3.62%	Year to date (3/31/18):	0.59%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	21.75%	19.25%
Return After Taxes on Distributions	21.06%	18.64%
Return After Taxes on Distributions and Sale of Fund Shares	12.71%	14.85%
Class A
Return Before Taxes	14.48%	15.44%
Class R6
Return Before Taxes	21.99%	19.47%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

Virtus DFA 2050 Target Date Retirement Income Fund47

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
48Virtus DFA 2050 Target Date Retirement Income Fund

Virtus DFA 2055 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	5.99%	6.01%	6.00%	5.99	%(a)
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses (b)	6.75%	6.52%	6.51%	6.75%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.69)%	(5.71)%	(5.90)%	(5.69)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.06%	0.81%	0.61%	1.06%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$1,976	$3,231	$6,180
Class I	Sold or Held	$83	$1,421	$2,718	$5,794
Class R6	Sold or Held	$62	$1,401	$2,700	$5,778
Class T	Sold or Held	$355	$1,700	$2,997	$6,048
Virtus DFA 2055 Target Date Retirement Income Fund49

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2055 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2070) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 75% to 97% to global equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2070) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge
50Virtus DFA 2055 Target Date Retirement Income Fund

credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward

Virtus DFA 2055 Target Date Retirement Income Fund51

contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
52Virtus DFA 2055 Target Date Retirement Income Fund

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2017:	6.22%	Worst Quarter:	Q2/2017:	3.56%	Year to date (3/31/18):	-0.59%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	21.66%	19.20%
Return After Taxes on Distributions	20.97%	18.60%
Return After Taxes on Distributions and Sale of Fund Shares	12.69%	14.82%
Class A
Return Before Taxes	14.41%	15.41%
Class R6
Return Before Taxes	21.97%	19.46%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

>
Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

Virtus DFA 2055 Target Date Retirement Income Fund53

>
Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

>
Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

>
David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

>
Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
54Virtus DFA 2055 Target Date Retirement Income Fund

Virtus DFA 2060 Target Date Retirement Income Fund

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 82 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 91 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6	Class T
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e	Non	e	0.25%
Other Expenses	5.65%	5.67%	5.64%	5.65	%(a)
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses (b)	6.41%	6.18%	6.15%	6.41%
Less: Fee Waiver and/or Expense Reimbursement(c)	(5.35)%	(5.37)%	(5.54)%	(5.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.06%	0.81%	0.61%	1.06%
(a)
Estimated for current fiscal year, as annualized.

(b)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$1,915	$3,119	$5,982
Class I	Sold or Held	$83	$1,355	$2,598	$5,579
Class R6	Sold or Held	$62	$1,332	$2,572	$5,550
Class T	Sold or Held	$355	$1,636	$2,881	$5,844
Virtus DFA 2060 Target Date Retirement Income Fund55

Portfolio Turnover
A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2060 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” which is 15 years after the target date (i.e. 2075) when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
As of March 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. As of March 30, 2018, the fund has a target allocation of 75% to 97% to global equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure to long term and intermediate term TIPS. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve until 15 years past the fund's target date (i.e. 2075) when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge
56Virtus DFA 2060 Target Date Retirement Income Fund

credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

The principal risks of investing in the Underlying Funds are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Cybersecurity Risk.  The risk that the Underlying Funds and their service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its services providers to suffer data corruption or lose operational functionality.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward

Virtus DFA 2060 Target Date Retirement Income Fund57

contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

>
Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.

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Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

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Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
58Virtus DFA 2060 Target Date Retirement Income Fund

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2017:	6.22%	Worst Quarter:	Q2/2017:	3.62%	Year to date (3/31/18):	-0.66%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (1/11/16)
Class I
Return Before Taxes	21.79%	19.24%
Return After Taxes on Distributions	21.23%	18.70%
Return After Taxes on Distributions and Sale of Fund Shares	12.73%	14.87%
Class A
Return Before Taxes	14.45%	15.41%
Class R6
Return Before Taxes	22.04%	19.47%
S&P500® (reflects no deduction of fees, expenses or taxes)	21.83%	20.72%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, LLC (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
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Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.

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Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.

Virtus DFA 2060 Target Date Retirement Income Fund59

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Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.

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Mary T. Phillips,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Ms. Phillips has served as a Portfolio Manager of the fund since May 2018.

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David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.

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Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
•
$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s website for more information.
60Virtus DFA 2060 Target Date Retirement Income Fund

More Information About Fund Expenses

VRIA has contractually agreed to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) through April 30, 2019 of certain of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table
	Class A Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus DFA 2015 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2020 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2025 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2030 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2035 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2040 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2045 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2050 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2055 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2060 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Following the contractual period, VRIA may discontinue these arrangements at any time. Under certain conditions, VRIA may recapture operating expenses waived or reimbursed under these expense limitation arrangements for a period of three years after the date on which it was incurred or waived by Virtus, provided that the recapture does not cause the applicable fund(s) to exceed its expense limit in effect at the time of the waiver or reimbursement.
For those funds operating under an expense reimbursement arrangement for the prior fiscal year, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement or recoupment were:
Virtus Mutual Funds61

	Class A Shares	Class I Shares	Class R6 Shares
Virtus DFA 2015 Target Date Retirement Income Fund	1.00%	0.75%	0.55%
Virtus DFA 2020 Target Date Retirement Income Fund	1.01%	0.76%	0.56%
Virtus DFA 2025 Target Date Retirement Income Fund	1.03%	0.78%	0.58%
Virtus DFA 2030 Target Date Retirement Income Fund	1.04%	0.79%	0.59%
Virtus DFA 2035 Target Date Retirement Income Fund	1.05%	0.80%	0.60%
Virtus DFA 2040 Target Date Retirement Income Fund	1.06%	0.81%	0.61%
Virtus DFA 2045 Target Date Retirement Income Fund	1.06%	0.81%	0.61%
Virtus DFA 2050 Target Date Retirement Income Fund	1.06%	0.81%	0.61%
Virtus DFA 2055 Target Date Retirement Income Fund	1.06%	0.81%	0.61%
Virtus DFA 2060 Target Date Retirement Income Fund	1.06%	0.81%	0.61%
62Virtus Mutual Funds

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each of the funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice. There is no guarantee that a fund will achieve its objective.
Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Underlying Funds.
Shares of Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2025 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, Virtus DFA 2055 Target Date Retirement Income Fund and Virtus DFA 2060 Target Date Retirement Income Fund are offered in this Prospectus. Each fund is designed for long-term investors.
The investment objective of each fund is to provide total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
The funds are designed to make it easier for investors, whose retirement date is at or around a fund’s stated target date as indicated by its name, to hold a diversified portfolio of global equity and fixed income assets that is rebalanced automatically over time based on an asset allocation strategy designed by Dimensional.
An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity. As with any investment, there is the risk that you will lose money, including at and after the target date. The funds do not provide guaranteed income or payouts, nor can they ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund’s name. Investment in a fund does not eliminate the need for you to decide, before investing and from time to time thereafter, whether the fund fits or continues to fit your financial situation. Even if you plan to retire in a specific year, you may decide, based on your investment objectives, tolerance for risk, other savings plans, and other assets, that another fund within the fund family is more appropriate for you.
Each fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in a number of funds that are managed by Dimensional (the “Underlying Funds”). As of the date of this prospectus, the Underlying Funds in which the funds may invest are expected to include:
Domestic Equity Underlying Funds
U.S. Large Company Portfolio and U.S. Core Equity 1 Portfolio
International Equity Underlying Funds
Large Cap International Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio
Fixed Income Underlying Funds
DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA One-Year Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio and DFA LTIP Portfolio
Dimensional allocates each fund’s assets among the Underlying Funds based on its investment objectives and policies. VRIA and/or Dimensional may change the selection of Underlying Funds or the allocation to the Underlying Funds at any time without notice to investors.
Asset Allocation Strategy
As an alternative to investors building their own retirement investment portfolios, each fund offers investors access to a single fund whose asset allocation changes over time based on a glide path designed by Dimensional. The glide path is intended to guide the funds’ asset allocations towards becoming more conservative as investors approach retirement and beyond. The target date identified in each fund’s name represents the approximate year an investor in the fund
Virtus Mutual Funds63

expects to retire. Under normal circumstances, each fund will seek to achieve an asset allocation consistent with the fund’s position on the asset allocation glide path (described below), by investing in Underlying Funds representing various asset classes. Over time, a fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. Each fund will invest in an allocation of Domestic Equity Underlying Funds and International Equity Underlying Funds (together, the “Global Equity Underlying Funds”) in combination with Fixed Income Underlying Funds and is expected to change its allocation over time to have a lower allocation to Global Equity Underlying Funds and a higher allocation to Fixed Income Underlying Funds as it approaches and moves beyond the target date, ultimately reaching a final static allocation approximately 15 years after the target date (also known as the “landing point”).
As it approaches the target date, a fund will have a higher allocation to Fixed Income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, a fund will invest primarily in Fixed Income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. A fund will allocate 15% to 35% of its assets to Global Equity Underlying Funds and 65% to 85% of its assets to Fixed Income Underlying Funds at the time it reaches its target date. The asset allocation of each fund will continue to evolve after its target date until 15 years past retirement when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to Global Equity Underlying Funds and 75% to 85% of its assets allocated to Fixed Income Underlying Funds. When a fund reaches the landing point, VRIA may recommend that the fund’s Board of Trustees approve combining the fund with any other fund that has reached its landing point, as each will be expected to have approximately the same asset allocation at that time.
The table below provides additional information on Global Equity Underlying Fund and Fixed Income Underlying Fund allocation ranges based on the expected asset allocation glide path.
	Years From Target date	Global Equity	Fixed Income
Before	40	75% - 97%	25% - 3%
	30	75% - 97%	25% - 3%
	20	60% - 85%	40% - 15%
	10	30% - 55%	70% - 45%
	0 (Target date)	15% - 35%	85% - 65%
After	10	15% - 35%	85% - 65%
	15*	15% - 25%	85% - 75%
*
When each fund is expected to reach its final static asset allocation or landing point.

Below is an illustration of how Dimensional expects the funds’ asset allocation to change over time along the glide path intended to guide allocations to the Underlying Funds. The actual asset allocations utilized by each fund may deviate from the allocations illustrated below.
64Virtus Mutual Funds

Dimensional designed the asset allocation glide path to seek to lower the uncertainty regarding the inflation-protected income the funds could support as investors reach closer to, or past, retirement. Early on in the investment horizon, a fund is invested in assets that may have more risk and higher expected returns, with the intention that those assets will grow and provide the investor with higher income at retirement. The allocation during these early years is primarily in Equity Underlying Funds. Over time, as a fund moves closer to its target date, the asset allocation glide path is intended to manage inflation-adjusted income risk by increasing the fund’s allocation to Fixed Income Underlying Funds that invest in inflation-protected assets, represented by long-term TIPS. As a fund moves closer to, and past, its target date, the duration of the TIPS portfolio is expected to shorten and the fund is expected to increase allocations to Fixed Income Underlying Funds that invest in ultra-short term obligations, the valuation of which are generally less impacted by expectations regarding inflation.
The asset allocation glide path was designed with an average investor in mind and may or may not provide the asset allocation that is suited for individual investor preferences. If an investor wanted to take on more or less risk, for example, the investor could do so by selecting a fund with a target date later (i.e., more risk) or earlier (i.e., less risk) than the investor’s expected retirement date or by allocating assets to other investments.
Principal Investment Strategies of the Underlying Funds
U.S. Large Company Portfolio
The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is composed of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they generally represent approximately 80% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Portfolio, Dimensional considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Portfolio’s net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Portfolio will invest at least 80% of its net assets in securities of large U.S. companies.
Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to
Virtus Mutual Funds65

provide cash to pay redemptions of the U.S. Large Company Portfolio’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index.
About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers” below.
U.S. Core Equity 1 Portfolio
The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. Dimensional generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by Dimensional. The Portfolio’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value and high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its market value. An equity issuer is considered a value company primarily because it has a low price in relation to its book value. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria Dimensional uses for assessing growth, value, or profitability are subject to change from time to time.
The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December 31, 2017, securities of the largest U.S. growth companies comprised 33% of the U.S. Universe and Dimensional allocated approximately 26% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Core Equity 1 Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements. Additionally, the Portfolio’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors Dimensional determines to be appropriate, such as free float, momentum, trading strategies, liquidity, size, value, profitability and other factors that Dimensional determines to be appropriate given market conditions. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
Large Cap International Portfolio
The Large Cap International Portfolio purchases securities of large non-U.S. companies in each country or region designated by Dimensional as an approved market for investment. Dimensional may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Large Cap International Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria Dimensional uses for assessing value or profitability are subject to change from time to time. Dimensional may also adjust the representation in the Large Cap International Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability and other factors that Dimensional determines to be appropriate, given market conditions. Dimensional will seek to set country weights based on the relative adjusted market capitalizations of eligible large companies within each country.
The Large Cap International Portfolio intends to purchase stocks of large non-U.S. companies associated with developed market countries designated by Dimensional’s Investment Committee as approved markets from time to time. As of the date of this prospectus, the following are approved markets for the Large Cap International Portfolio: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Dimensional determines the minimum market capitalization of a large company with respect to each country or region
66Virtus Mutual Funds

in which the Portfolio invests. Based on market capitalization data as of December 31, 2017, for the Large Cap International Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Large Cap International Portfolio invests would be $1.593 billion. This threshold will change due to market conditions.
International Core Equity Portfolio
The International Core Equity Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this Portfolio, Dimensional defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by Dimensional’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth and low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value and high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria Dimensional uses for assessing growth, value or profitability are subject to change from time to time.
The International Core Equity Portfolio intends to purchase securities of companies associated with developed market countries designated by Dimensional’s Investment Committee as approved markets from time to time. As of the date of this prospectus, the following are approved markets for the International Core Equity Portfolio: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. Dimensional determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2017, securities of the largest growth companies in the International Universe comprised approximately 13% of the International Universe and Dimensional allocated approximately 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the International Core Equity Portfolio’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors Dimensional determines to be appropriate, such as free float, momentum, trading strategies, liquidity, size, value, profitability and other factors that Dimensional determines to be appropriate given market conditions.
The Emerging Markets Core Equity Portfolio
The Emerging Markets Core Equity Portfolio invests in companies associated with emerging markets, including frontier markets (emerging market countries in an earlier stage of development), designated by Dimensional’s Investment Committee as approved markets from time to time. As of the date of this prospectus, the following are approved markets for the Emerging Markets Core Equity Portfolio: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Peru, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.
The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets with an increased exposure to securities of small capitalization, value and high profitability companies. In addition, Dimensional may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that Dimensional determines to be appropriate, given market conditions.
DFA Short-Term Extended Quality Portfolio
The DFA Short-Term Extended Quality Portfolio (the “Short-Term Extended Quality Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agences and
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instrumentalities, bank obligations, commercial paper, repurchase agreements obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Short-Term Extended Quality Portfolio generally invests with an emphasis on debt securities rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when Dimensional believes the expected credit premium is relatively low. The Portfolio will also invest in higher-rated debt securities. At the present time, Dimensional expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, Dimensional anticipates investing in issuers located in other countries as well.
The Short-Term Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and average portfolio duration of three years or less. In making these purchase decisions, if the expected term premium is greater for longer term securities in the eligible maturity range, Dimensional will focus on investment in the longer-term area, otherwise the Portfolio will focus its investment in the shorter-term area of the eligible maturity range. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality.
DFA Two-Year Global Fixed Income Portfolio
The DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in three years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, Dimensional expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, Dimensional anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets in issuers in at least three different countries, one of which may be the United States. An issuer is considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years.
DFA One-Year Fixed Income Portfolio
The DFA One Year Fixed Income Portfolio (the “One-Year Portfolio”) seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk by generally investing in a universe of high quality fixed income securities that typically mature in one year or less. The Portfolio may, however, take a large position in securities maturing within two years of the date of settlement when higher yields are available. The One-Year Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. The fixed income securities in which the One-Year Portfolio invests are considered investment grade at the time of purchase. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year.
DFA Inflation-Protected Securities Portfolio
The DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.
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As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.
DFA LTIP Portfolio
The DFA LTIP Portfolio seeks its investment objective by generally investing in a universe of long-term fixed income securities structured to provide protection against inflation. The DFA LTIP Portfolio may invest in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities. The DFA LTIP Portfolio also may invest in inflation-protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations. The fixed income securities in which the DFA LTIP Portfolio invests are considered investment grade at the time of purchase.
Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include TIPS, which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
Generally, the DFA LTIP Portfolio will purchase long-term fixed income securities with maturities greater than ten years, although it is anticipated that, at times, the DFA LTIP Portfolio will purchase securities with lesser maturities. The DFA LTIP Portfolio ordinarily will have an average weighted maturity, based upon market values, of greater than ten years. The DFA LTIP Portfolio also may invest in securities issued by the U.S. Government and its agencies and instrumentalities and other investment grade issuers that do not provide inflation protection while attempting to protect for inflation by engaging in swaps, futures or other derivatives to hedge against the inflation risk associated with such securities. As a non-fundamental policy, under normal circumstances, at least 80% of the DFA LTIP Portfolio’s net assets will be invested in fixed income securities.
Standard & Poor’s
Information and Disclaimers. The U.S. Large Company Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the U.S. Large Company Portfolio or any member of the public regarding the advisability of investing in securities generally, in the U.S. Large Company Portfolio particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the U.S. Large Company Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the U.S. Large Company Portfolio. S&P has no obligation to take the needs of the U.S. Large Company Portfolio or its owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the U.S. Large Company Portfolio or the issuance or sale of the U.S. Large Company Portfolio or in the determination or calculation of the equation by which the U.S. Large Company Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the U.S. Large Company Portfolio.
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S&P does not guarantee the accuracy and/or the completeness of the S&P 500® Index or any data included therein and S&P shall have not liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500® Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Description of Investments of the Fixed Income Underlying Funds
The specific categories of investments in which the Fixed Income Underlying Funds may invest are indicated in the table below and described following the table.
	Short-Term Extended Quality Portfolio	Two-Year Global Portfolio	One-Year Portfolio	Inflation-Protected Portfolio	DFA LTIP Portfolio
U.S. Government Obligations	X	X	X	X	X
U.S. Government Agency Obligations	X	X	X	X	X
Corporate Debt Obligations	X	X	X		X
Bank Obligations	X	X	X		X
Commercial Paper	X	X	X		X
Repurchase Agreements	X	X	X	X	X
Foreign Government and Agency Obligations	X	X	X		X
Supranational Organization Obligations	X	X	X		X
Foreign Issuer Obligations	X	X	X		X
Eurodollar Obligations	X	X	X		X
Money Market Funds	X	X	X	X	X
U.S. Government Obligations
Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds.
U.S. Government Agency Obligations
Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.
Corporate Debt Obligations
For Two-Year Global Portfolio and One-Year Portfolio: generally, nonconvertible corporate debt securities (e.g., bonds and debentures), which are rated Aa3 or better by Moody’s, or AA- or better by S&P, or AA- or better by Fitch, or if there is no rating for the debt security, they are determined by Dimensional to be of comparable quality to equivalent issues of the same issuer rated at least AA- or Aa3. For Short-Term Extended Quality Portfolio and DFA LTIP Portfolio, nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch, S&P or, if unrated, have been determined by Dimensional to be of comparable quality.
Bank Obligations
Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of  $1,000,000,000.
Commercial Paper
For Two-Year Global Portfolio and One-Year Portfolio: generally, rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch. For Short-Term Extended Quality Portfolio and DFA
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LTIP Portfolio, Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.
Repurchase Agreements
Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Underlying Fund’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Underlying Fund’s illiquid assets policy. The Fixed Income Underlying Funds also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by Dimensional’s Investment Committee. Dimensional will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.
Foreign Government and Agency Obligations
Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
Supranational Organization Obligations
Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.
Foreign Issuer Obligations
For Two-Year Global Portfolio and One-Year Portfolio: generally, debt securities of non-U.S. issuers rated AA- or better by S&P or Fitch, Aa3 or better by Moody’s, or, if unrated, have been determined by Dimensional to be of comparable quality. For Short-Term Extended Quality Portfolio and DFA LTIP Portfolio, debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or, if unrated, have been determined by Dimensional to be of comparable quality.
Eurodollar Obligations
Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.
Money Market Funds
The Fixed Income Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.
The categories of investments in which each of the Fixed Income Underlying Funds may invest include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.
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More Information About Risks Related to Principal Investment Strategies

Each of the funds may not achieve its objective, and each is not intended to be a complete investment program.
Generally, the value of a fund’s investments that support your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.
Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which a fund invests can be worse than expected, and investments may fail to perform as the adviser or subadviser expects. As a result, the value of your shares may decrease.
Specific risks of investing in the funds are as follows.
Allocation
A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.
Fund of Funds
Achieving the fund’s objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the fund is subject to all risks associated with the underlying mutual funds. Since the fund’s performance depends on that of each underlying mutual fund, it may be subject to increased volatility.
Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
The underlying funds may change their investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.
Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.
Mutual Fund Investing
Through its investments in other mutual funds, a fund is exposed not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If a fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
New Fund
Each fund is a new fund which may result in additional risk. There can be no assurance that a fund will grow to an economically viable size, in which case the fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in a fund.
For each of the funds, the following indicated risks apply indirectly through the fund’s investments in the Underlying Funds.
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Counterparty
When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party. To the extent that a fund enters into multiple transactions with a single or limited number of counterparties, the fund will be subject to increased levels of counterparty risk.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
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Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

•
Credit Risk.  There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

•
Interest Rate Risk.  The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, foreign currency forward contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.
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As an investment company registered with the SEC, each fund is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a fund investing in such instruments has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.
•
Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•
Value Stocks Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if

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the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.
•
Emerging Market Investing Risk.  The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

Foreign Government Debt
When a fund invests in debt securities issued by a government outside the U.S., the fund is exposed to the risks that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) the issuing government may default on its debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.
Income
The income shareholders receive from a fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase. In certain circumstances, a fund may be treated as receiving income even though no cash is received. A fund may not be able to pay distributions, or may have to reduce distribution levels, if the cash distributions that the fund receives from its investments decline. For investments in inflation-protected treasuries (TIPS), income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.
Inflation-Protected Investing
The current market value of inflation-protected securities is not guaranteed and will fluctuate. Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.
Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund invested in such securities may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a fund may not pay any income and the fund may suffer a loss. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a fund’s value. If interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. There can be no
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assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different from the rate of the inflation index.
Liquidity
Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.
In addition to this, certain shareholders, including affiliates of a fund’s investment adviser and/or subadviser(s), may from time to time own or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their shares of the fund may increase the fund’s liquidity risk by causing the fund to have to sell securities at an unfavorable time and/or price.
Market Volatility
The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.
Securities Lending
Each Underlying Fund may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the lending fund.
76Virtus Mutual Funds

Management of the Funds

The Adviser and Subadviser
VRIA is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VRIA is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business. As of December 31, 2017, VRIA had approximately $16 million in assets under management.
Dimensional is the subadviser to the funds and is located at 6300 Bee Cave Road, Building One, Austin, TX 78746. Dimensional has been engaged in the business of providing investment management services since May 1981, and is a subsidiary of Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2017, assets under management for all Dimensional affiliated advisors totaled approximately $577 billion.
Subject to the direction of the fund’s Board of Trustees, VRIA is responsible for managing the funds’ investment program and for the general operation of the funds, including oversight of the funds’ subadviser and recommending its hiring, termination and replacement. Dimensional, as subadviser, is responsible for the day-to-day management of each fund’s portfolio and the allocation of each fund’s investments to the Underlying Funds. VRIA and Dimensional manage the fund’s assets to conform with the investment policies as described in this prospectus.
Management Fees
Each fund pays VRIA an investment management fee that is accrued daily against the value of the fund’s net assets at the rate of 0.30%.
A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements for the funds is available in the funds’ annual report covering the year ended December 31, 2017.
The funds and VRIA have received shareholder approval to rely on an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VRIA, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.
Portfolio Management
The following individuals are jointly and primarily responsible for the day-to-day management of the funds’ portfolios.
Joseph H. Chi. Mr. Chi is a Senior Portfolio Manager and Vice President of Dimensional and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also has a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005.
Jed S. Fogdall.  Mr. Fogdall is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004.
Joseph F. Kolerich.  Mr. Kolerich is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined Dimensional as a portfolio manager in 2001.
Mary T. Phillips.  Ms. Phillips is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Phillips has an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined Dimensional as a portfolio manager in 2012.
David A. Plecha.  Mr. Plecha is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager at Dimensional since 1989.
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Allen Pu.  Mr. Pu is a Senior Portfolio Manager and Vice President of Dimensional. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined Dimensional as a portfolio manager in 2006.
Please refer to the SAI for additional information about the funds' portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.
78Virtus Mutual Funds

Risks Associated with Additional Investment Techniques and Fund Operations

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds and the Underlying Funds may engage in additional investment techniques that present additional risks to a fund as described below, although other techniques may be utilized from time to time. Many of the additional investment techniques that a fund or Underlying Fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the SAI.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the funds or their service providers (including, but not limited to, the funds’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the funds. Any such cybersecurity breaches or losses of service may cause the funds to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the funds invest, which may cause the funds’ investments in such issuers to lose value.
Operational
An investment in a fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a fund. While the funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a fund.
The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the SAI for more detailed information about these and other investment techniques of the funds.
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Pricing of Fund Shares

How is the Share Price determined?
Each fund calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:
•
adding the values of all securities and other assets of the fund;

•
subtracting liabilities; and

•
dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.
Net Asset Value (NAV): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.
The NAV per share of each class of each fund is determined as of the close of regular trading (normally 4:00 PM Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If a fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.
How are securities fair valued?
If market quotations are not readily available or available prices are not reliable, the funds determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix)
80Virtus Mutual Funds

values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements; (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.
At what price are shares purchased?
All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM Eastern Time) will be executed based on that day’s NAV; investments received by the funds’ authorized agent in good order after the close of regular trading on the NYSE will be executed based on the next business day’s NAV. Shares credited to your account from the reinvestment of a fund’s distributions will be in full and fractional shares that are purchased at the closing NAV on the next business day on which the fund’s NAV is calculated following the dividend record date.
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Sales Charges

What are the classes and how do they differ?
Currently, each fund offers multiple classes of shares. Each class of shares has different sales and distribution charges. (See “Fund Fees and Expenses” in each fund’s “Fund Summary” previously in this prospectus.) For Class A Shares and Class T Shares, the funds have adopted a distribution and service plan allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the funds to pay distribution and service fees ("Rule 12b-1 Fees") for the sale of their shares and for services provided to shareholders.
The Rule 12b-1 Fees for Class A Shares and Class T Shares of each fund are 0.25% per annum of the average daily net assets of such class.
What arrangement is best for you?
The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares and Class T Shares if you purchase more than certain breakpoints.
To determine your eligibility for a sales charge discount on Class A Shares, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the fund or through a financial intermediary. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.
Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver and to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts.
Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” Intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.
Class A Shares If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See "Initial Sales Charge Alternative—Class A Shares" and "Class A Sales Charge Reductions and Waivers" below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions within 18 months of a
82Virtus Mutual Funds

finder’s fee being paid. The 18 month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first.
Class I Shares. Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the fund's distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 Shares Class R6 Shares are offered to the following investors (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares) without a minimum initial investment: (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 Shares are held on the books of a fund through plan level or omnibus accounts; (ii) banks and trust companies; (iii) insurance companies; (iv) registered investment companies; and (v) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.
Class T Shares. If you purchase Class T Shares, you will pay a sales charge at time of purchase equal to 2.50% of the offering price (2.56% of the amount invested). You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in a fund. More information on these and other discounts is available: (i) from your financial intermediary; (ii) under “Sales Charges” in the funds’ prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” in the funds’ statement of additional information. Class T Shares are not subject to any sales charges by the fund when redeemed.
Initial Sales Charge Alternative—Class A Shares. The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter, VP Distributors, LLC (“VP Distributors” or the “Distributor”).
Sales Charge you may pay to purchase Class A Shares
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.75	2.83
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None
Class A Sales Charge Reductions and Waivers
Investors may qualify for reduced or no initial (front-end) sales charges, as shown in the table above, through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI. These reductions and waivers do not apply to any CDSC that may be applied to certain Class A Share redemptions.
Combination Purchase Privilege. Your purchase of any class of shares (other than Class T Shares) of these funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an
Virtus Mutual Funds83

IRA account) including his, her or their own sole proprietorship or trust where any of the above is a named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares (other than Class T Shares) of these funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the Letter of Intent amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Right of Accumulation. The value of your account(s) in any class of shares (other than Class T Shares) of these funds or any other Virtus Mutual Fund if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.
Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.
Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, as described below.
If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares, provided that such purchase is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund:
(1) Trustee, director or officer of any Virtus Mutual Fund, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates;
(2) Any director or officer, or any full-time employee or sales representative (for at least 90 days), of the applicable Fund’s Adviser, subadviser or Distributor;
(3) Any private client of an Adviser or subadviser to any Virtus Mutual Fund;
(4) Registered representatives and employees of securities dealers with whom the Distributor has sales agreements;
(5) Any qualified retirement plan exclusively for persons described above;
(6) Any officer, director or employee of a corporate affiliate of the Adviser, a subadviser or the Distributor;
(7) Any spouse or domestic partner, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above;
(8) Employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates;
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(9) Any employee or agent who retires from the Distributor and/or their corporate affiliates or from PNX, as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008;
(10) Any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of  $10,000,000 or more or at least 100 eligible employees;
(11) Any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan;
(12) Any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge;
(13) Any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;
(14) Any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open-or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.
If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:
(15) Individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients;
(16) Purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;
(17) Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Internal Revenue Code (the "Code"), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or
(18) Clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
CDSC you may pay on Class A Shares
Investors buying Class A Shares on which a finder’s fee has been paid may incur a 1.00% CDSC if they redeem their shares within 18 months of purchase.
Class A CDSC Reductions and Waivers
The CDSC is waived on the redemption (sale) of Class A Shares if the redemption is made:
(a)
within one year of death;

(i)
of the sole shareholder on an individual account,

(ii)
of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,

(iii)
of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or

(iv)
of the “grantor” on a trust account;

(b)
within one year of disability, as defined in Code Section 72(m)(7);

(c)
as a mandatory distribution upon reaching age 70½ under certain retirement plans qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA;

(d)
by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e)
based on the exercise of exchange privileges among Class A Shares of these Funds or any other Virtus Mutual Fund;

Virtus Mutual Funds85

(f)
based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g)
based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments. (See “Systematic Withdrawal Program” in the SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary offering them. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section, provided that they do not exceed the maximum sales charge listed. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.
Sales Charge you may pay to purchase Class T Shares
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $250,000	2.50%	2.56%
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1,000,000	1.50	1.52
$1,000,000 or more	1.00	1.01
Compensation to Dealers
Class A Shares and Class I Shares only
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $250,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None
Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of these funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.
Dealers and other entities that enter into special arrangements with the Distributor or the funds’ transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”), may receive compensation from or on behalf of the funds for providing certain recordkeeping and related services to the funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.
From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of  $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s
86Virtus Mutual Funds

fee only if such plan has at least 100 eligible employees. A 1.00% CDSC may be imposed on certain redemptions of such Class A investments within 18-months of purchase. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. Dealers must have an aggregate value of  $50,000 or more per Fund CUSIP to qualify for payment. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.
From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.
The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.
Class R6 Shares Only
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Class T Shares Only
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class T Shares as described below.
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $250,000	2.50%	2.56%	2.50%
$250,000 but under $500,000	2.00	2.04	2.00
$500,000 but under $1,000,000	1.50	1.52	1.50
$1,000,000 or more	1.00	1.01	1.00
Virtus Mutual Funds87

Your Account

Opening an Account
Class A Shares and Class I Shares Only
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.
The funds have established the following preferred methods of payment for fund shares:
•
Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•
Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•
Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds; however, the funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.
Step 1.
Your first choice will be the initial amount you intend to invest in each fund.
Minimum initial investments applicable to Class A Shares:
•
$100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program. (See Investor Services and Other Information for additional details.)

•
There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•
$2,500 for all other accounts.

Minimum additional investments applicable to Class A Shares
•
$100 for any account.

•
There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into another account.

Minimum initial investments applicable to Class I Shares:
•
$100,000 for any account for qualified investors. (Call Virtus Fund Services at 800-243-1574 for additional details.)

There is no minimum additional investment requirement applicable to Class I Shares.
Step 2.
Your second choice will be what class of shares to buy. Each share class, except Class I Shares and Class R6 Shares, has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.
88Virtus Mutual Funds

Step 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:
•
Receive both dividends and capital gain distributions in additional shares;

•
Receive dividends in additional shares and capital gain distributions in cash;

•
Receive dividends in cash and capital gain distributions in additional shares; or

•
Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.
Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares, except for the application of any minimum initial and/or additional purchase requirements.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy Class T Shares.
All Share Classes
The funds reserve the right to refuse any purchase order for any reason. The fund will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days.
How to Buy Shares

Class A Shares and Class I Shares Only
To Open An Account
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a new account application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).
Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to buy Class T Shares.
All Share Classes
Virtus Mutual Funds89

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the funds’ Transfer Agent or an authorized agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the fund's Transfer Agent or an authorized agent, each in legible form.
Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.
How to Sell Shares

Class A Shares and Class I Shares Only
To Sell Shares
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail
Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number, and number of shares or dollar value you wish to sell.

Through express delivery
Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number, and number of shares or dollar value you wish to sell.

By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).
Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to sell Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.
All Share Classes
You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the funds' Transfer Agent or an authorized agent. In the case of certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees.
Regardless of the method used by the fund for payment (e.g., check, wire or electronic transfer (ACH)), payment for shares redeemed will normally be sent one business day after the request is received in good order by the transfer agent, or one business day after the trade has settled for trades submitted through the NSCC, but will in any case be made within seven days after tender. The funds expect to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more.
90Virtus Mutual Funds

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds.
Class A Shares and Class I Shares
Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.
Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.
As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.
Redemptions by Mail
➔ If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:
Send a clear letter of instruction if both of these apply:
•
The proceeds do not exceed $50,000.

•
The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instructions with a signature guarantee when any of these apply:
•
You are selling more than $50,000 worth of shares.

•
The name or address on the account has changed within the last 30 days.

•
You want the proceeds to go to a different name or address than on the account.

➔ If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.
The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
Selling Shares by Telephone
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.
The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.
The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)
During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.
Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.
Virtus Mutual Funds91

Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to know when selling Class T Shares.
All Share Classes
Payment of Redemptions In Kind
Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind will receive a pro rata share of the fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.
Account Policies

Account Reinstatement Privilege
Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call Virtus Mutual Fund Services at 800-243-1574 for more information.
Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.
Annual Fee on Small Accounts
To help offset the costs associated with maintaining small accounts, the funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.
The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.
Redemption of Small Accounts
Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.
Distributions of Small Amounts
Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund.
Uncashed Checks
If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the fund.
If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.
92Virtus Mutual Funds

Inactive Accounts
As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, Virtus may be required to transfer the assets to your state under the state's abandoned property law.
Exchange Privileges
You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor; by calling 800-243-4361; or on the Internet at virtus.com.
•
You generally may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class C1 Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•
Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074).

•
The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

•
The exchange of shares of one fund for shares of a different fund is treated as a sale of the original fund's shares and any gain on the transaction may be subject to federal income tax.

•
In certain circumstances, a fund, the Distributor or the Transfer Agent may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund, the Distributor or the Transfer Agent, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund, the Distributor or the Transfer Agent, and the financial intermediary. Shareholders owning shares of a fund through accounts established directly with the Transfer Agent (i.e., not using a financial intermediary) may be permitted to exchange shares of one class of the fund into another class of the same fund, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund. Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this paragraph.

•
If your financial intermediary exchanges Class A Shares for which you already paid an initial sales charge for Class T Shares, the shares subject to the exchange will not be subject to a sales charge.

Disruptive Trading and Market Timing
These funds are not suitable for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.
Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

•
an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing a fund to maintain a higher level of cash than would otherwise be the case, or causing a fund to liquidate investments prematurely; and

•
reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Virtus Mutual Funds93

Additionally, the nature of the portfolio holdings of certain funds (or the underlying funds as applicable), may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.
In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board of Trustees has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.
Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that management believes, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding excessive trading activity. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.
Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.
The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.
The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.
94Virtus Mutual Funds

Retirement Plans
Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.
Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. (Complete the “Systematic Purchase” section on the application and include a voided check.)
Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. (Complete the “Systematic Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone number (800-243-1574). (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing NAV on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.
Disclosure of Fund Portfolio Holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the SAI.
Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.
Fund	Dividend Paid
Virtus DFA 2015 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2020 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2025 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2030 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2035 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2040 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2045 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2050 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2055 Target Date Retirement Income Fund	Semiannually
Virtus DFA 2060 Target Date Retirement Income Fund	Semiannually
Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are
Virtus Mutual Funds95

taxable at a lower rate than ordinary income. Long-term capital gains, if any, which are distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.
Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, whether paid in cash or in additional shares, are subject to federal income tax and may be subject to state, local and other taxes.
96Virtus Mutual Funds

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Virtus Mutual Funds97

Financial Highlights

These tables are intended to help you understand each fund’s financial performance since inception. Some of this information reflects financial information for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the funds' independent registered public accounting firm. PricewaterhouseCoopers LLP's report, together with each fund’s financial statements, is included in the funds’ most recent Annual Report, which is available upon request.
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
DFA 2015 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$10.61	0.23	0.61	0.84	(0.20)	(0.04)	(0.24)	0.60	$11.21	7.99%	$396	0.85%	6.58%	2.10%	5%
1/11/16(3) to 12/31/16	10.00	0.16	0.63	0.79	(0.14)	(0.04)	(0.18)	0.61	10.61	7.93(5)	208	0.85(4)	7.67(4)	1.52(4)	7(5)
Class I
1/1/17 to 12/31/17	$10.61	0.22	0.66	0.88	(0.23)	(0.04)	(0.27)	0.61	$11.22	8.32%	$117	0.60%	6.38%	1.97%	5%
1/11/16(3) to 12/31/16	10.00	0.15	0.66	0.81	(0.16)	(0.04)	(0.20)	0.61	10.61	8.13(5)	108	0.60(4)	8.01(4)	1.42(4)	7(5)
Class R6
1/1/17 to 12/31/17	$10.63	0.24	0.68	0.92	(0.24)	(0.04)	(0.28)	0.64	$11.27	8.59%	$941	0.40%	6.38%	2.17%	5%
1/11/16(3) to 12/31/16	10.00	0.17	0.66	0.83	(0.16)	(0.04)	(0.20)	0.63	10.63	8.33(5)	867	0.40(4)	8.00(4)	1.62(4)	7(5)

DFA 2020 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$10.85	0.20	0.90	1.10	(0.21)	(0.16)	(0.37)	0.73	$11.58	10.18%	$284	0.85%	6.23%	1.67%	13%
1/11/16(3) to 12/31/16	10.00	0.18	0.83	1.01	(0.16)	—	(0.16)	0.85	10.85	10.08(5)	354	0.85(4)	7.13(4)	1.67(4)	5(5)
Class I
1/1/17 to 12/31/17	$10.86	0.23	0.90	1.13	(0.24)	(0.16)	(0.40)	0.73	$11.59	10.46%	$122	0.60%	6.06%	1.98%	13%
1/11/16(3) to 12/31/16	10.00	0.16	0.88	1.04	(0.18)	—	(0.18)	0.86	10.86	10.36(5)	110	0.60(4)	7.60(4)	1.56(4)	5(5)
Class R6
1/1/17 to 12/31/17	$10.88	0.26	0.91	1.17	(0.25)	(0.16)	(0.41)	0.76	$11.64	10.74%	$979	0.40%	6.04%	2.18%	13%
1/11/16(3) to 12/31/16	10.00	0.19	0.87	1.06	(0.18)	—	(0.18)	0.88	10.88	10.56(5)	885	0.40(4)	7.60(4)	1.76(4)	5(5)

DFA 2025 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.02	0.24	1.22	1.46	(0.21)	(0.03)	(0.24)	1.22	$12.24	13.30%	$955	0.85%	4.94%	1.89%	3%
1/11/16(3) to 12/31/16	10.00	0.18	1.01	1.19	(0.17)	—	(0.17)	1.02	11.02	11.92(5)	270	0.85(4)	7.18(4)	1.68(4)	6(5)
Class I
1/1/17 to 12/31/17	$11.03	0.23	1.26	1.49	(0.24)	(0.03)	(0.27)	1.22	$12.25	13.55%	$127	0.60%	4.74%	1.91%	3%
1/11/16(3) to 12/31/16	10.00	0.18	1.05	1.23	(0.20)	—	(0.20)	1.03	11.03	12.24(5)	112	0.60(4)	7.68(4)	1.65(4)	6(5)
Class R6
1/1/17 to 12/31/17	$11.05	0.26	1.27	1.53	(0.25)	(0.03)	(0.28)	1.25	$12.30	13.80%	$1,023	0.40%	4.73%	2.11%	3%
1/11/16(3) to 12/31/16	10.00	0.20	1.05	1.25	(0.20)	—	(0.20)	1.05	11.05	12.44(5)	900	0.40(4)	7.67(4)	1.85(4)	6(5)

98Virtus Mutual Funds
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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
DFA 2030 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.10	0.20	1.53	1.73	(0.19)	(0.06)	(0.25)	1.48	$12.58	15.64%	$403	0.85%	6.12%	1.65%	4%
1/11/16(3) to 12/31/16	10.00	0.19	1.08	1.27	(0.17)	—	(0.17)	1.10	11.10	12.71(5)	244	0.85(4)	7.43(4)	1.79(4)	6(5)
Class I
1/1/17 to 12/31/17	$11.11	0.21	1.55	1.76	(0.22)	(0.06)	(0.28)	1.48	$12.59	15.90%	$131	0.60%	5.87%	1.76%	4%
1/11/16(3) to 12/31/16	10.00	0.17	1.13	1.30	(0.19)	—	(0.19)	1.11	11.11	13.03(5)	113	0.60(4)	7.83(4)	1.65(4)	6(5)
Class R6
1/1/17 to 12/31/17	$11.13	0.23	1.54	1.77	(0.21)	(0.06)	(0.27)	1.50	$12.63	16.06%	$1,052	0.40%	5.85%	1.96%	4%
1/11/16(3) to 12/31/16	10.00	0.20	1.12	1.32	(0.19)	—	(0.19)	1.13	11.13	13.23(5)	906	0.40(4)	7.82(4)	1.85(4)	6(5)

DFA 2035 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.14	0.20	1.70	1.90	(0.18)	(0.06)	(0.24)	1.66	$12.80	17.05%	$706	0.85%	5.36%	1.46%	5%
1/11/16(3) to 12/31/16	10.00	0.16	1.15	1.31	(0.16)	(0.01)	(0.17)	1.14	11.14	13.06(5)	331	0.85(4)	6.49(4)	1.47(4)	4(5)
Class I
1/1/17 to 12/31/17	$11.14	0.20	1.73	1.93	(0.20)	(0.06)	(0.26)	1.67	$12.81	17.41%	$145	0.60%	5.12%	1.57%	5%
1/11/16(3) to 12/31/16	10.00	0.16	1.16	1.32	(0.17)	(0.01)	(0.18)	1.14	11.14	13.25(5)	113	0.60(4)	7.70(4)	1.57(4)	4(5)
Class R6
1/1/17 to 12/31/17	$11.17	0.22	1.74	1.96	(0.20)	(0.06)	(0.26)	1.70	$12.87	17.64%	$1,068	0.40%	5.11%	1.76%	5%
1/11/16(3) to 12/31/16	10.00	0.19	1.16	1.35	(0.17)	(0.01)	(0.18)	1.17	11.17	13.55(5)	908	0.40(4)	7.69(4)	1.77(4)	4(5)

DFA 2040 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.31	0.15	2.01	2.16	(0.16)	(0.09)	(0.25)	1.91	$13.22	19.17%	$286	0.85%	6.06%	1.20%	12%
1/11/16(3) to 12/31/16	10.00	0.15	1.32	1.47	(0.16)	—	(0.16)	1.31	11.31	14.76(5)	160	0.85(4)	8.02(4)	1.46(4)	3(5)
Class I
1/1/17 to 12/31/17	$11.32	0.18	2.01	2.19	(0.20)	(0.09)	(0.29)	1.90	$13.22	19.38%	$148	0.60%	5.82%	1.46%	12%
1/11/16(3) to 12/31/16	10.00	0.18	1.33	1.51	(0.19)	—	(0.19)	1.32	11.32	15.10(5)	124	0.60(4)	7.99(4)	1.66(4)	3(5)
Class R6
1/1/17 to 12/31/17	$11.34	0.21	2.02	2.23	(0.20)	(0.09)	(0.29)	1.94	$13.28	19.71%	$1,104	0.40%	5.81%	1.66%	12%
1/11/16(3) to 12/31/16	10.00	0.19	1.34	1.53	(0.19)	—	(0.19)	1.34	11.34	15.30(5)	922	0.40(4)	8.01(4)	1.83(4)	3(5)

DFA 2045 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.17	2.26	2.43	(0.18)	(0.04)	(0.22)	2.21	$13.62	21.40%	$268	0.85%	6.13%	1.32%	5%
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)	1.41	11.41	15.85(5)	153	0.85(4)	7.88(4)	1.51(4)	4(5)
Class I
1/1/17 to 12/31/17	$11.41	0.21	2.25	2.46	(0.21)	(0.04)	(0.25)	2.21	$13.62	21.70%	$184	0.60%	5.85%	1.64%	5%
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)	1.41	11.41	16.08(5)	116	0.60(4)	7.98(4)	1.70(4)	4(5)
Class R6
1/1/17 to 12/31/17	$11.44	0.22	2.27	2.49	(0.21)	(0.04)	(0.25)	2.24	$13.68	21.91%	$1,135	0.40%	5.86%	1.71%	5%
1/11/16(3) to 12/31/16	10.00	0.20	1.44	1.64	(0.20)	—	(0.20)	1.44	11.44	16.40(5)	931	0.40(4)	7.97(4)	1.90(4)	4(5)

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Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
DFA 2050 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.16	2.29	2.45	(0.19)	(0.07)	(0.26)	2.19	$13.60	21.47%	$324	0.85%	5.95%	1.29%	8%
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)	1.41	11.41	15.85(5)	116	0.85(4)	8.36(4)	1.45(4)	3(5)
Class I
1/1/17 to 12/31/17	$11.41	0.19	2.29	2.48	(0.22)	(0.07)	(0.29)	2.19	$13.60	21.75%	$141	0.60%	5.67%	1.51%	8%
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)	1.41	11.41	16.11(5)	116	0.60(4)	8.11(4)	1.70(4)	3(5)
Class R6
1/1/17 to 12/31/17	$11.43	0.22	2.28	2.50	(0.21)	(0.07)	(0.28)	2.22	$13.65	21.99%	$1,135	0.40%	5.67%	1.71%	8%
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)	1.43	11.43	16.31(5)	931	0.40(4)	8.11(4)	1.90(4)	3(5)

DFA 2055 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.17	2.26	2.43	(0.17)	(0.09)	(0.26)	2.17	$13.58	21.39%	$174	0.85%	6.54%	1.34%	6%
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)	1.41	11.41	15.86(5)	116	0.85(4)	8.39(4)	1.45(4)	10(5)
Class I
1/1/17 to 12/31/17	$11.41	0.19	2.27	2.46	(0.20)	(0.09)	(0.29)	2.17	$13.58	21.66%	$141	0.60%	6.31%	1.50%	6%
1/11/16(3) to 12/31/16	10.00	0.21	1.40	1.61	(0.20)	—	(0.20)	1.41	11.41	16.13(5)	116	0.60(4)	7.46(4)	1.99(4)	10(5)
Class R6
1/1/17 to 12/31/17	$11.43	0.22	2.29	2.51	(0.21)	(0.09)	(0.30)	2.21	$13.64	21.97%	$1,135	0.40%	6.30%	1.71%	6%
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)	1.43	11.43	16.33(5)	931	0.40(4)	8.13(4)	1.90(4)	10(5)

DFA 2060 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.16	2.28	2.44	(0.18)	(0.04)	(0.22)	2.22	$13.63	21.43%	$204	0.85%	6.20%	1.29%	6%
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)	1.41	11.41	15.83(5)	153	0.85(4)	8.90(4)	1.67(4)	3(5)
Class I
1/1/17 to 12/31/17	$11.41	0.19	2.29	2.48	(0.21)	(0.04)	(0.25)	2.23	$13.64	21.79%	$207	0.60%	5.97%	1.54%	6%
1/11/16(3) to 12/31/16	10.00	0.18	1.42	1.60	(0.19)	—	(0.19)	1.41	11.41	16.06(5)	136	0.60(4)	7.93(4)	1.72(4)	3(5)
Class R6
1/1/17 to 12/31/17	$11.44	0.22	2.28	2.50	(0.21)	(0.04)	(0.25)	2.25	$13.69	21.93%	$1,135	0.40%	5.94%	1.71%	6%
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.19)	—	(0.19)	1.44	11.44	16.36(5)	931	0.40(4)	8.02(4)	1.90(4)	3(5)

(1)
Computed using average shares outstanding.

(2)
Each Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)
Inception date

(4)
Annualized

(5)
Not Annualized

(6)
Sales charges, where applicable, are not reflected in the total return calculation.

Virtus Mutual Funds103
102Virtus Mutual Funds

This Appendix A is part of, and is incorporated into, the prospectus.

Appendix A
Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts. Please see the section entitled “Sales Charges – What arrangement is best for you?” for more information on sales charges and waivers available for different classes.
Ameriprise Financial
Effective June 1, 2018, shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Merrill Lynch
Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.
Virtus Mutual Funds104

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•
Shares purchased by or through a 529 Plan.

•
Shares purchased through a Merrill Lynch affiliated investment advisory program.

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform.

•
Shares of funds purchased through the Merrill Edge Self-Directed platform.

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.

•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•
Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A Shares and Class C Shares available at Merrill Lynch
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.

•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•
Shares acquired through a right of reinstatement.

•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

Front-end Load Discounts on Class A Shares Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Morgan Stanley
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI. Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management.
105Virtus Mutual Funds

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•
Shares purchased through a Morgan Stanley self-directed brokerage account.

•
Class C (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Virtus Mutual Funds106

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
ADDITIONAL INFORMATION
You can find more information about the funds in the following documents:
Appendix A – Intermediary Sales Charge Discounts and Waivers
Appendix A – Intermediary Sales Charge Discounts and Waivers contains more information about specific sales charge discounts and waivers available for shareholders who purchase fund shares through a specific intermediary. Appendix A is incorporated by reference and is legally part of this prospectus.
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies from the Our Products section of virtus.com, or you can request copies by calling Virtus Fund Services toll-free at 800-243-1574. You may also call this number to request other information about the funds or to make shareholder inquiries.
Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. Reports and other information about the funds are available in the EDGAR database on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Fund Services: 800-243-1574
Daily NAV Information
The daily NAV for each fund may be obtained from the Our Products section of virtus.com.
Investment Company Act File No. 811-09140
8002	4-18

Virtus Retirement Trust
101 Munson Street
Greenfield, MA 01301
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018
Virtus Retirement Trust (the “Trust”) is an open-end management investment company issuing shares in 10 separate series or “Funds”, all of which are publicly offered and described herein:
TICKER SYMBOL BY CLASS
FUND	A	I	R6	T
Virtus DFA 2015 Target Date Retirement Income Fund	VARTX	VDFIX	VDFRX	VDTFX
Virtus DFA 2020 Target Date Retirement Income Fund	VATDX	VDTIX	VDRRX	VTDFX
Virtus DFA 2025 Target Date Retirement Income Fund	VDAAX	VITDX	VRDFX	VFDTX
Virtus DFA 2030 Target Date Retirement Income Fund	VDFAX	VRITX	VRRDX	VDRTX
Virtus DFA 2035 Target Date Retirement Income Fund	VRTAX	VTDIX	VRRTX	VRTDX
Virtus DFA 2040 Target Date Retirement Income Fund	VTARX	VIDFX	VRTRX	VXTDX
Virtus DFA 2045 Target Date Retirement Income Fund	VTATX	VTIDX	VTDRX	VXTRX
Virtus DFA 2050 Target Date Retirement Income Fund	VTDAX	VTIRX	VTRTX	VDATX
Virtus DFA 2055 Target Date Retirement Income Fund	VTRAX	VTITX	VRDTX	VXRTX
Virtus DFA 2060 Target Date Retirement Income Fund	VTTAX	VTTIX	VTTRX	VRFTX
This Statement of Additional Information (“SAI”) relates to the Class A, Class I, Class R6 and Class T shares of the Funds. This SAI is not a prospectus, and it should be read in conjunction with the Prospectuses for the Funds dated April 30, 2018 as described below and as supplemented and amended from time to time. Each Fund’s Prospectuses are incorporated by reference into this SAI, and the portions of this SAI that relate to each Fund have been incorporated by reference into such Fund’s Prospectuses. The portions of this SAI that do not relate to a Fund do not form a part of such Fund’s SAI, have not been incorporated by reference into such Fund’s Prospectuses and should not be relied upon by investors in such Fund.
The Prospectuses may be obtained by downloading them from virtus.com; by calling VP Distributors, LLC at 800.243.1574; or by writing to the Distributor at 100 Pearl Street, Hartford, CT 06103.
Capitalized terms used and not defined herein have the same meanings as those used in the Prospectuses.
The audited financial statements for the Funds appear in each Fund’s annual report for its most recent fiscal year. The financial statements from the foregoing annual report are incorporated herein by reference. Shareholders may obtain a copy of the Annual Report dated December 31, 2017, without charge, by calling 800.243.1574 or by downloading it from virtus.com.
Transfer Agent: 800.243.1574
Adviser Consulting Group: 800.243.4361
Telephone Orders: 800.367.5877
Web Site: virtus.com

Glossary
1933 Act	The Securities Act of 1933, as amended
1940 Act	The Investment Company Act of 1940, as amended
ACH	Automated Clearing House, a nationwide electronic money transfer system that provides for the inter-bank clearing of credit and debit transactions and for the exchange of information among participating financial institutions
Administrator	The Trust’s administrative agent, Virtus Fund Services, LLC
ADRs	American Depositary Receipts
ADSs	American Depositary Shares
Adviser	The investment adviser to the Funds, Virtus Retirement Investment Advisers, LLC
BNY Mellon	BNY Mellon Investment Servicing (US) Inc., the sub-administrative and accounting agent and sub-transfer agent for the Funds
Board	The Board of Trustees of Virtus Retirement Trust (also referred to herein as the “Trustees”)
CCO	Chief Compliance Officer
CDRs	Continental Depositary Receipts (another name for EDRs)
CDSC	Contingent Deferred Sales Charge
CEA	Commodity Exchange Act, which is the U.S. law governing trading in commodity futures
CFTC	Commodity Futures Trading Commission, which is the U.S. regulator governing trading in commodity futures
Code	The Internal Revenue Code of 1986, as amended, which is the law governing U.S. federal taxes
Custodian	The custodian of the Funds’ assets, The Bank of New York Mellon
Dimensional	Dimensional Fund Advisors, LP, subadviser to the Funds
Distributor	The principal underwriter of shares of the Funds, VP Distributors, LLC
EDRs	European Depositary Receipts (another name for CDRs)
ETFs	Exchange-traded Funds
ETNs	Exchange-traded Notes
FHFA	Federal Housing Finance Agency, an independent Federal agency that regulates FNMA, FHLMC and the twelve Federal Home Loan Banks
FHLMC	Federal Home Loan Mortgage Corporation, also known as “Freddie Mac”, which is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders
FINRA	Financial Industry Regulatory Authority, a self-regulatory organization with authority over registered broker-dealers operating in the United States, including VP Distributors
Fitch	Fitch Ratings, Inc.
FNMA	Federal National Mortgage Association, also known as “Fannie Mae”, which is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development
Funds	The series of the Trust discussed in this SAI
GDRs	Global Depositary Receipts
GICs	Guaranteed Investment Contracts
GNMA	Government National Mortgage Association, also known as “Ginnie Mae”, which is a wholly-owned United States Government corporation within the Department of Housing and Urban Development

IMF	International Monetary Fund, an international organization seeking to promote international economic cooperation, international trade, employment and exchange rate stability, among other things
Independent Trustees	Those members of the Board who are not “interested persons” as defined by the 1940 Act
IRA	Individual Retirement Account
IRS	The United States Internal Revenue Service, which is the arm of the U.S. government that administers and enforces the Code
LIBOR	London Interbank Offering Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market
Moody’s	Moody’s Investors Service, Inc.
NAV	Net Asset Value, which is the per-share price of a Fund
NYSE	New York Stock Exchange
OCC	Options Clearing Corporation, a large equity derivatives clearing corporation
PERLS	Principal Exchange Rate Linked Securities
PNX	Phoenix Life Insurance Company, which is the former parent company of Virtus Investment Partners, Inc., and certain of its corporate affiliates
Prospectuses	The prospectuses for the Funds, as amended from time to time
PwC	PricewaterhouseCoopers, LLP, the independent registered public accounting firm for the Trust
Regulations	The Treasury Regulations promulgated under the Code
RIC	Regulated Investment Company, a designation under the Code indicating a U.S.-registered investment company meeting the specifications under the Code allowing the investment company to be exempt from paying U.S. federal income taxes
S&P	Standard & Poor’s Corporation
S&P 500® Index	The Standard & Poor’s 500® Index, which is a free-float market capitalization-weighted index of 500 of the largest U.S. companies, calculated on a total return basis with dividends reinvested
SAI	This Statement of Additional Information
SEC	U.S. Securities and Exchange Commission
SIFMA	Securities Industry and Financial Markets Association (formerly, the Bond Market Association), a financial industry trade group consisting of broker-dealers and asset managers across the United States
SMBS	Stripped Mortgage-backed Securities
Target Date Funds	Collectively, Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2025 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, Virtus DFA 2055 Target Date Retirement Income Fund, and Virtus DFA 2060 Target Date Retirement Income Fund
Transfer Agent	The Trust’s transfer agent, Virtus Fund Services, LLC
Trust	Virtus Retirement Trust
Underlying Funds	Those mutual funds in which the Target Date Funds invest
Virtus	Virtus Investment Partners, Inc., which is the parent company of the Adviser, the Distributor and the Administrator/Transfer Agent
Virtus Fund Services	Virtus Fund Services, LLC, the Administrator/Transfer Agent to the Funds
Virtus Mutual Funds	The family of funds consisting of the Funds, the series of Virtus Alternative Solutions Trust, the series of Virtus Asset Trust, the series of Virtus Equity Trust and the series of Virtus Opportunities Trust

VP Distributors	VP Distributors, LLC, the principal underwriter of shares of the Funds
VRIA	Virtus Retirement Investment Advisers, LLC, the Adviser to the Funds
VVIT	Virtus Variable Insurance Trust, a separate trust consisting of several series advised by Virtus Investment Advisers, Inc., an affiliate of the Adviser and distributed by VP Distributors
World Bank	International Bank for Reconstruction and Development, an international financial institution that provides loans to developing countries for capital programs

GENERAL INFORMATION AND HISTORY
The Trust was originally organized as a Massachusetts business trust on December 4, 1995 under the name of “Phoenix Duff  & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004 to October 20, 2008, the Trust was named “Phoenix Institutional Mutual Funds”, and from October 20, 2008 to August 24, 2015 the Trust was named “Virtus Institutional Trust”.
The Trust’s Prospectuses describe the investment objectives of the Funds and the strategies that each Fund will employ in seeking to achieve its investment objective. The respective investment objective(s) for each Fund is(are) a non-fundamental policy of the Fund that may be changed by the Board without shareholder approval upon 60 days’ notice.
Fund	Investment Objective(s)
Each Target Date Fund	The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is composed of income and capital appreciation.
Capital Stock and Organization of the Trust
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different series called Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Trust does not hold regular meetings of shareholders of the Funds. The Board will call a meeting of shareholders of a Fund when at least 10% of the outstanding shares of that Fund so request in writing. If the Board fails to call a meeting after being so notified, the shareholders may call the meeting. The Board will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.
Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Board as it determines to be fair and equitable. The Trust is not bound to recognize any transfer of shares of a Fund or class until the transfer is recorded on the Trust’s books pursuant to policies and procedures of the Transfer Agent.
As a Delaware statutory trust, the Trust’s operations are governed by its Agreement and Declaration of Trust dated August 17, 2000, as amended. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of State of the State of Delaware, and a copy of the Trust’s Agreement and Declaration of Trust has been filed with the SEC as an exhibit to the Trust’s registration statement. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Agreement and Declaration of Trust, as amended. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “Delaware Act”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust’s Agreement and Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act, that the Declaration of Trust is to be governed by Delaware law and that any action brought in connection with the Declaration of Trust shall be brought exclusively in a federal or state court within the State of Delaware. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Agreement and Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust by reason of a claim or demand relating to such person being or having been a shareholder (as opposed to such person’s acts or omissions), and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.
The Agreement and Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Agreement and Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
Under the Agreement and Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.
Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each dollar of NAV (number of shares held times the NAV of the applicable class of the applicable Fund).
Pursuant to the Agreement and Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing Funds. Pursuant to the Agreement and Declaration of Trust, the Trustees may establish and issue multiple classes of shares for each Fund.
Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.
Subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this SAI, the Trustees do not have any plan to authorize any Fund to so invest its assets.
Diversification of Funds
Each Fund is diversified under the 1940 Act. Each Fund also intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Code. (For information regarding qualification under the Code, see “Dividends, Distributions and Taxes” in this SAI.)
Portfolio Turnover
The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding all securities, including options, with maturities at the time of acquisition of one year or less). All long-term securities, including long-term U.S. Government securities, are included. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and also may be affected by cash requirements for redemptions of each Fund's shares by requirements that enable the Trust to receive certain favorable tax treatments. The portfolio turnover rate for each Fund is set forth in its summary prospectus and under "Financial Highlights" in the statutory prospectus.
Disclosure of Portfolio Holdings
The Trustees of the Trust have adopted a policy with respect to the protection of certain non-public information which governs disclosure of the Funds’ portfolio holdings. This policy provides that the Funds’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public.

Divulging Fund portfolio holdings to selected third parties is permissable only when the affected party has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality.
Public Disclosures
In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter end. The Funds’ shareholder reports are available on Virtus’ Web site at virtus.com. The Funds also make publicly available on Virtus’ Web site a full listing of portfolio holdings as of the end of each month within 5 days. For newly launched funds, portfolio holdings may be made publicly available prior to month end. The Funds also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.
Other Disclosures
The Trust and/or the Administrator may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policy provides that non-public disclosures of a Fund's portfolio holdings may only be made if  (i) the Fund has a legitimate business purpose for making such disclosure and (ii) the party receiving the non-public information is subject to a duty of confidentiality. Federal law also prohibits recipients of non-public portfolio holdings information from trading on such information. The Administrator will consider any actual or potential conflicts of interest between Virtus and the Funds’ shareholders and will act in the best interest of the Funds’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to the Funds’ shareholders, the Administrator may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to the Funds’ shareholders, the Administrator will not authorize such release.
Ongoing Arrangements to Disclose Portfolio Holdings
As previously authorized by the Funds’ Board and/or the Funds’ Administrator, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, the entities receiving non-public portfolio holdings as of the date of this SAI are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.
Non-Public Portfolio Holdings Information
Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	VRIA	Daily, with no delay
Subadviser	Dimensional	Daily, with no delay
Subadviser 's Administrator	Citibank, N.A.	Daily, with no delay
Administrator	Virtus Fund Services	Daily, with no delay
Distributor	VP Distributors	Daily, with no delay
Custodian	The Bank of New York Mellon	Daily, with no delay
Sub-Financial Agent	BNY Mellon	Daily, with no delay
Independent Registered Public Accounting Firm	PwC	Annual Reporting Period, within 5 business days of end of reporting period
Typesetting and Printing Firm for Financial Reports	RR Donnelley & Sons Co.	Quarterly, within 15 days of end of reporting period
Proxy Voting Service	Institutional Shareholder Services	Daily, weekly, monthly, quarterly depending on subadviser
Portfolio Redistribution Firms	Thomson Financial LLC	Quarterly, with 20-day delay
Class Action Service Provider	Institutional Shareholder Services	Daily, with no delay
Back-end Compliance Monitoring System	Financial Tracking Technologies, LLC	Daily, with no delay

Public Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, Standard & Poor’s and Thomson Reuters	Various frequencies depending on the fund, which may include but is not limited to: monthly with a 5 business day delay.
Rating Agencies	Lipper Inc. and Morningstar	Various frequencies depending on the fund, which may include but is not limited to: monthly with a 5 business day delay.
Virtus Public Web site	Virtus Investment Partners, Inc.	Various frequencies depending on the fund, which may include but is not limited to: monthly with a 5 business day delay.
These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. There is no guarantee that the Funds’ policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.
Other Virtus Mutual Funds
In addition to the Funds of the Trust, the funds commonly referred to as “Virtus Mutual Funds” also include the series of Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust and Virtus Opportunities Trust. Virtus Mutual Funds are generally offered in multiple classes. The following chart shows the share classes offered by each Virtus Mutual Fund as of the date of this SAI:
Trust	Fund	Class/Shares
		A	C	C1	I	R	R6	T
Virtus Alternative Solutions Trust	Aviva Multi-Strategy Target Return Fund	X	X		X		X	X
	Duff & Phelps Select MLP and Energy Fund	X	X		X			X
	Newfleet Credit Opportunities Fund	X	X		X		X	X

Trust	Fund	Class/Shares
		A	C	C1	I	R	R6	T
Virtus Asset Trust	Ceredex Large-Cap Value Equity Fund	X	X		X		X	X
	Ceredex Mid-Cap Value Equity Fund	X	X		X		X	X
	Ceredex Small-Cap Value Equity Fund	X	X		X			X
	Conservative Allocation Strategy Fund	X	X		X			X
	Growth Allocation Strategy Fund	X	X		X			X
	Seix Core Bond Fund	X			X	X	X	X
	Seix Corporate Bond Fund	X	X		X			X
	Seix Floating Rate High Income Fund	X	X		X		X	X
	Seix Georgia Tax-Exempt Bond Fund	X			X			X
	Seix High Grade Municipal Bond Fund	X			X			X
	Seix High Income Fund	X			X	X	X	X
	Seix High Yield Fund	X			X	X	X	X
	Seix Investment Grade Tax-Exempt Bond Fund	X			X			X
	Seix North Carolina Tax-Exempt Bond Fund	X			X			X
	Seix Short-Term Bond Fund	X	X		X			X
	Seix Short-Term Municipal Bond Fund	X			X			X
	Seix Total Return Bond Fund	X			X	X	X	X
	Seix U.S. Government Securities Ultra-Short Bond Fund				X		X	X
	Seix U.S. Mortgage Fund	X	X		X			X
	Seix Ultra-Short Bond Fund				X			X
	Seix Virginia Intermediate Municipal Bond Fund	X			X			X
	Silvant Large-Cap Growth Stock Fund	X	X		X		X	X
	Silvant Small-Cap Growth Stock Fund	X	X		X			X
	WCM International Equity Fund	X			X		X	X
	Zevenbergen Innovative Growth Stock Fund	X			X			X
Virtus Equity Trust	KAR Capital Growth Fund	X	X		X		X	X
	KAR Global Quality Dividend Fund	X	X		X			X
	KAR Mid-Cap Core Fund	X	X		X		X	X
	KAR Mid-Cap Growth Fund	X	X		X		X	X
	KAR Small-Cap Core Fund	X	X		X		X	X
	KAR Small-Cap Growth Fund	X	X		X		X	X
	KAR Small-Cap Value Fund	X	X		X		X	X
	KAR Small-Mid Cap Core Fund	X	X		X		X	X
	Rampart Enhanced Core Equity Fund	X	X		X		X	X
	Strategic Allocation Fund	X	X					X
	Tactical Allocation Fund	X	X					X

Trust	Fund	Class/Shares
		A	C	C1	I	R	R6	T
Virtus Opportunities Trust	Duff & Phelps Global Infrastructure Fund	X	X		X		X	X
	Duff & Phelps Global Real Estate Securities Fund	X	X		X		X	X
	Duff & Phelps International Real Estate Securities Fund	X	X		X			X
	Duff & Phelps Real Estate Securities Fund	X	X		X		X	X
	Herzfeld Fund	X	X		X			X
	Horizon Wealth Masters Fund	X	X		X			X
	KAR Emerging Markets Small-Cap Fund	X	X		X			X
	KAR International Small-Cap Fund	X	X		X		X	X
	Newfleet Bond Fund	X	X		X		X	X
	Newfleet CA Tax-Exempt Bond Fund	X			X			X
	Newfleet High Yield Fund	X	X		X		X	X
	Newfleet Low Duration Income Fund	X	X		X			X
	Newfleet Multi-Sector Intermediate Bond Fund	X	X		X		X	X
	Newfleet Multi-Sector Short Term Bond Fund	X	X	X	X		X	X
	Newfleet Senior Floating Rate Fund	X	X		X		X	X
	Newfleet Tax-Exempt Bond Fund	X	X		X			X
	Rampart Alternatives Diversifier Fund	X	X		X			X
	Rampart Equity Trend Fund	X	X		X		X	X
	Rampart Multi-Asset Trend Fund	X	X		X			X
	Rampart Sector Trend Fund	X	X		X			X
	Vontobel Emerging Markets Opportunities Fund	X	X		X		X	X
	Vontobel Foreign Opportunities Fund	X	X		X		X	X
	Vontobel Global Opportunities Fund	X	X		X		X	X
	Vontobel Greater European Opportunities Fund	X	X		X			X

MORE INFORMATION ABOUT FUND INVESTMENT STRATEGIES & RELATED RISKS
The following investment strategies and policies supplement each Fund’s investment strategies and policies set forth in the Funds’ prospectuses. Some of the investment strategies and policies described below and in each Fund’s prospectus set forth percentage limitations on a Fund’s investment in, or holdings of, certain types of investments. Unless otherwise required by law or stated in this SAI, compliance with these strategies and policies will be determined immediately after the acquisition of such investments by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.
To the extent that a Fund invests primarily in other funds, except as otherwise noted the following descriptions pertain to the underlying mutual funds in which such Fund invests. Generally, the Funds do not use these techniques directly, each pursuing its investment objective(s) by investing its assets in underlying mutual funds. Each underlying mutual fund will engage in certain investment techniques and practices to the extent permitted and consistent with the underlying mutual fund’s investment objective. The following is a description of key investment techniques, and their associated risks, of the underlying mutual funds in which the Funds may invest as of the date of this SAI. Please refer to the prospectus and SAI for each underlying mutual fund for specific details.
Throughout this section, the term “adviser” may be used to refer to a subadviser, if any, and the term the “Fund” may be used to refer to any Fund.
Investment Technique	Description and Risks	Fund-Specific Limitations
Debt Investing
Each Fund may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, commercial paper, debentures, notes, government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset- or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security’s maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but may be sold at a deep discount from their face value.
Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Fund’s investment objective depends in part on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Convertible Securities
A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specific price or formula. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Convertible securities may have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the

Investment Technique	Description and Risks	Fund-Specific Limitations

underlying stock since they have fixed income characteristics and (3) the potential for capital appreciation if the market price of the underlying common stock increases.
Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities often rank senior to common stock in a corporation’s capital structure and, therefore, are often viewed as entailing less risk than the corporation’s common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed income security. However, because convertible securities are often viewed by the issuer as future common stock, they are often subordinated to other senior securities and therefore are rated one category lower than the issuer’s nonconvertible debt obligations or preferred stock.
A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential, and would normally not exercise an option to convert. The Fund might be more willing to convert such securities to common stock.
A Fund’s subadviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. However, the Fund may invest in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as “junk bonds.” (For information about debt securities rated less than investment grade, see “High-Yield/High-Risk Fixed Income Securities (Junk Bonds)” under “Debt Investing” in this section of the SAI; for additional information about ratings on debt obligations, see Appendix A to this SAI.)

Corporate Debt Securities
Each Fund may invest in debt securities issued by corporations, limited partnerships and other similar entities. A Fund’s investments in debt securities of domestic or foreign corporate issuers include bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Fund’s minimum ratings criteria or if unrated are, in the Fund’s subadviser’s opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

Dollar-denominated Foreign Debt Securities (“Yankee Bonds”)
Each Fund may invest in “Yankee bonds”, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks. Since these instruments are dollar-denominated, they are not affected by variations in currency exchange rates. They are influenced primarily by interest rate levels in the United States and by the financial condition of the issuer, or of the issuer’s foreign parent. However, investing in these instruments may present a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods. (See “Foreign

Investment Technique	Description and Risks	Fund-Specific Limitations
Investing” in this section of the SAI for additional information about investing in foreign countries.)
Duration
Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.) A bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.

Exchange-Traded Notes (ETNs)
Generally, ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risks as other instruments that use leverage in any form.
The market value of ETNs may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”)
Investments in securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s generally provide greater income (leading to the name “high-yield” securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility, liquidity, and principal and income risk. These securities are regarded as predominantly speculative as to the

Investment Technique	Description and Risks	Fund-Specific Limitations

issuer’s continuing ability to meet principal and interest payment obligations. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.
Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is generally considered to be significantly greater than issuers of higher-rated securities because such securities are usually unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Fund’s NAV.
Low-rated securities often contain redemption, call or prepayment provisions which permit the issuer of the securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.
A Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the NAV of a particular Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its respective portfolio. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated securities, especially in a thinly-traded market. If a Fund experiences unexpected net redemptions, it may be forced to liquidate a portion of its portfolio securities without

Investment Technique	Description and Risks	Fund-Specific Limitations

regard to their investment merits. Due to the limited liquidity of low-rated securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund’s asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

Interest Rate Environment Risk
In the wake of the financial crisis that began in 2007, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). The Federal Reserve has since increased the federal funds rate as of December 2015, however, the United States continues to experience historically low interest rate levels. A low interest rate environment may have an adverse impact on each Fund’s ability to provide a positive yield to its shareholders and pay expenses out of Fund assets because of the low yields from the Fund’s portfolio investments.
However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will continue to rise in the near future and that the Funds will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and a Fund’s share price to decline or create difficulties for the Fund in disposing of investments. A Fund that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Fund that does not invest in derivatives. A Fund could also be forced to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Fund. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and lower the Fund’s performance.

Inverse Floating Rate Obligations
Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, the Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security’s yield, it may also increase the volatility of the security’s market value.
Similar to other variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund holding these instruments could lose money and its NAV could decline.

Letters of Credit
Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the relevant Fund’s subadviser, are of investment quality comparable to other permitted investments of the Fund may be used for Letter of Credit-backed investments.

Investment Technique	Description and Risks	Fund-Specific Limitations
Loan and Debt Participations and Assignments
A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower’s principal and interest payments. Loan participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. When a Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund’s obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.
In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations may be deemed by the Fund to be illiquid investments. A Fund will invest only in participations with respect to borrowers whose creditworthiness is, or is determined by the Fund’s subadviser to be, substantially equivalent to that of issuers whose senior unsubordinated debt securities are rated B or higher by Moody’s or S&P. For the purposes of diversification and/or concentration calculations, both the borrower and issuer will be considered an “issuer.”
The Funds may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the relevant Fund’s subadviser has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Fund, the credit of the selling bank will.
Loan participations and assignments may be illiquid and therefore subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Municipal Securities and Related Investments
Tax-exempt municipal securities are debt obligations issued by the various states and their subdivisions (e.g., cities, counties, towns, and school districts) to raise funds, generally for various public improvements requiring long-term capital investment. Purposes for which tax-exempt bonds are issued include flood control, airports, bridges and highways, housing, medical facilities, schools, mass transportation and power, water or sewage plants, as well as others. Tax-exempt bonds also are occasionally issued to retire outstanding obligations, to obtain funds for operating expenses or to loan to other public or, in some cases, private sector organizations or to individuals.
Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally

Investment Technique	Description and Risks	Fund-Specific Limitations

increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s and S&P represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for such regulation in the future.
The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.
Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Descriptions of some of the municipal securities and related investment types most commonly acquired by the Funds are provided below. In addition to those shown, other types of municipal investments are, or may become, available for investment by the Funds. For the purpose of each Fund’s investment restrictions set forth in this SAI, the identification of the “issuer” of a municipal security which is not a general obligation bond is made by the applicable Fund’s subadviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

Municipal Bonds
Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Another type of municipal bond is referred to as an industrial development bond.

General Obligation Bonds
Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Industrial Development Bonds
Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports arenas and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports

Investment Technique	Description and Risks	Fund-Specific Limitations

and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Revenue Bonds
The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.

Municipal Leases
Each Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called “lease obligations”) of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult. The Fund’s subadviser will evaluate the credit quality of a municipal lease and whether it will be considered liquid. (See “Illiquid and Restricted Investments” in this section of the SAI for information regarding the implications of these investments being considered illiquid.)

Municipal Notes
Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes.

Bond Anticipation Notes	Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.
Construction Loan Notes	Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through FNMA or GNMA.
Revenue Anticipation Notes	Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.

Investment Technique	Description and Risks	Fund-Specific Limitations
Tax Anticipation Notes
Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Tax-Exempt Commercial Paper
Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Participation on Creditors’ Committees
While the Funds do not invest in securities to exercise control over the securities’ issuers, each Fund may, from time to time, participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the relevant Fund to expenses such as legal fees and may deem the Fund an “insider” of the issuer for purposes of the Federal securities laws, and expose the Fund to material non-public information of the issuer, and therefore may restrict the Fund’s ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when the Fund’s subadviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Payable in Kind (“PIK”) Bonds
PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or “in kind”, which means in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Funds will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Funds’ distribution obligations. The market prices of PIK bonds generally are more volatile than the market prices of securities that pay interest periodically, and they are likely to respond to changes in interest rates to a greater degree than would otherwise similar bonds on which regular cash payments of interest are being made.

Ratings
The rating or quality of a debt security refers to a rating agency’s assessment of the issuer’s creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody’s, S&P or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.
After a Fund purchases a debt security, the rating of that security may be reduced below the minimum rating acceptable for purchase by the Fund. A subsequent downgrade does not require the sale of the security, but the Fund’s subadviser will consider such an event in determining whether to continue to hold the obligation. To the extent that ratings established by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, a Fund will invest in securities which are deemed by the Fund’s subadviser to be of comparable quality to securities whose current ratings render them eligible for purchase by the Fund.

Investment Technique	Description and Risks	Fund-Specific Limitations

Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market-value risk and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Sovereign Debt
Each Fund may invest in “sovereign debt,” which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a higher degree of risk than that of developed markets, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing their rights thereunder.

Brady Bonds
Each Fund may invest a portion of its assets in certain sovereign debt obligations known as “Brady Bonds.” Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation’s adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady

Investment Technique	Description and Risks	Fund-Specific Limitations

Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.
Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

Stand-by Commitments
Each Fund may purchase securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund’s NAV. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

Strip Bonds
Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender Option Bonds
Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Variable and Floating Rate Obligations
Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These securities may carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.
The floating and variable rate obligations that the Funds may purchase include variable rate demand securities. Variable rate demand securities are variable rate securities that have demand features entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest, which may be more or less than the price that the Fund paid for them. The interest rate on variable rate demand securities also varies either according to some objective

Investment Technique	Description and Risks	Fund-Specific Limitations

standard, such as an index of short-term, tax-exempt rates, or according to rates set by or on behalf of the issuer.
When a Fund purchases a floating or variable rate demand instrument, the Fund’s subadviser will monitor, on an ongoing basis, the ability of the issuer to pay principal and interest on demand. The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds’ custodian subject to a sub-custodian agreement between the bank and the Funds’ custodian.
The floating and variable rate obligations that the Funds may purchase also include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund’s interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.
The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.
Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer’s creditworthiness.
A floating or variable rate instrument may be subject to a Fund’s percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Zero and Deferred Coupon Debt Securities
Each Fund may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity (“deferred coupon” bonds) or until maturity (“zero coupon” bonds). The nonpayment of interest on a current basis may result from the bond’s having no stated interest rate, in which case the bond pays only principal at maturity and is normally initially issued at a discount from face value. Alternatively, the bond may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of these types of bonds is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond’s life or payment deferral period.
Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are generally purchased by a Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, when a Fund invests in zero or deferred coupon bonds, there is a risk that the value of the Fund’s shares may decline more as a result of an increase in interest rates than would be the case if the Fund did not invest in such bonds.

Investment Technique	Description and Risks	Fund-Specific Limitations

Even though zero and deferred coupon bonds may not pay current interest in cash, each Fund is required to accrue interest income on such investments and to distribute such amounts to shareholders. Thus, a Fund would not be able to purchase income-producing securities to the extent cash is used to pay such distributions, and, therefore, the Fund’s current income could be less than it otherwise would have been. Instead of using cash, the Fund might liquidate investments in order to satisfy these distribution requirements.

Derivative Investments
Each Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. Each Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.
Each Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or in pursuit of its investment objective(s) and policies (to seek to enhance returns). When a Fund invests in a derivative, the risks of loss of that derivative may be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. In addition to other considerations, a Fund’s ability to use derivative instruments may be limited by tax considerations. (See “Dividends, Distributions and Taxes” in this SAI.)
Investments in derivatives may subject a Fund to special risks in addition to normal market fluctuations and other risks inherent in investment in securities. For example, a percentage of the Fund’s assets may be segregated to cover its obligations with respect to the derivative investment, which may make it more difficult for the Fund’s subadviser to meet redemption requests or other short-term obligations.
Investments in derivatives in general are also subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Commodity Interests
Certain of the derivative investment types permitted for the Funds may be considered commodity interests for purposes of the CEA and regulations approved by the CFTC. However, each Fund intends to limit the use of such investment types as required to qualify for exclusion or exemption from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations. As a result, except as otherwise noted below each Fund has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under CFTC Regulation 4.13(a)(3).
The CFTC has adopted amendments to its rules that may affect the Funds’ ability to continue to claim exclusion or exemption from regulation. If a Fund’s use of these techniques would cause the Fund to be considered a “commodity pool” under the CEA, then the Adviser would be subject to registration and regulation as the Fund’s commodity pool operator, and the Fund’s subadviser may be subject to registration and regulation as the Fund’s commodity trading advisor. A Fund may incur additional expense as a result of the
As of the date of this SAI, each Fund intends to limit the use of such investment types as required to qualify for exclusion or exemption from being considered a “commodity pool” or otherwise as a vehicle for trading in commodity interests under such regulations, and each Fund has filed a notice of exclusion under CFTC Regulation 4.5 or exemption under

Investment Technique	Description and Risks	Fund-Specific Limitations
	CFTC’s registration and regulation obligations, and the Fund’s use of these techniques and other instruments may be limited or restricted.	CFTC Regulation 4.13(a)(3).
Credit-linked Notes
Credit-linked notes are derivative instruments used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio (“reference entities”). The notes are usually issued by a special purpose vehicle that sells credit protection through a credit default swap agreement in return for a premium and an obligation to pay the transaction sponsor should a reference entity experience a credit event, such as bankruptcy. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of credit linked notes is the risk of default to the reference obligation of the credit default swap. Should a default occur, the special purpose vehicle would have to pay the transaction sponsor, subordinating payments to the note holders. Credit linked notes also may not be liquid and may be subject to currency and interest rate risks as well.

Eurodollar Instruments
The Funds may invest in Eurodollar instruments. Eurodollar instruments are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar instruments to hedge against changes in interest rates or to enhance returns.
Eurodollar obligations are subject to the same risks that pertain to domestic issuers, most notably income risk (and, to a lesser extent, credit risk, market risk, and liquidity risk). Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, Eurodollar obligations will undergo the same type of credit analysis as domestic issuers in which a Fund invests.

Equity-linked Derivatives
Each Fund may invest in equity-linked derivative products, the performance of which is designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or to a single stock. Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the securities purchased to replicate a particular investment or that such basket will replicate the investment.
Investments in equity-linked derivatives may constitute investments in other investment companies. (See “Mutual Fund Investing” in this section of the SAI for information regarding the implications of a Fund investing in other investment companies.)

Foreign Currency Forward Contracts, Futures and Options
Each Fund may engage in certain derivative foreign currency exchange and option transactions involving investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If a Fund’s subadviser’s predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the Fund may experience adverse consequences, leaving it in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign

Investment Technique	Description and Risks	Fund-Specific Limitations

currency forward and futures contracts include: (1) dependence on the Fund’s subadviser’s ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Fund’s ability to enter into futures contracts is also limited by the requirements of the Code for qualification as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of this SAI.)
A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, a Fund may write covered put and call options on foreign currencies for the purpose of increasing its return.
A Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. For certain hedging purposes, the Fund may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase the currency at the exercise price until the expiration of the option.
When engaging in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. (A Fund may also purchase or sell foreign currency on a spot basis, as discussed in “Foreign Currency Transactions” under “Foreign Investing” in this section of the SAI.)
The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Investment Technique	Description and Risks	Fund-Specific Limitations

Hedging techniques do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in value of such currency.
A Fund may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. In that case, the Fund receives a premium from writing a put or call option, which increases the Fund’s current return if the option expires unexercised or is closed out at a net profit. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.
A Fund’s currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Fund’s subadviser will engage in such “cross hedging” activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by a Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
Foreign currency forward contracts, futures and options may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the relevant Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.
The types of derivative foreign currency exchange transactions most commonly employed by the Funds are discussed below, although each Fund is also permitted to engage in other similar transactions to the extent consistent with the Fund’s investment limitations and restrictions.

Foreign Currency Forward Contracts
A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
A Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily in an amount not less than the value of the Fund’s total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities specifically designated declines, additional cash or securities will be

Investment Technique	Description and Risks	Fund-Specific Limitations
added so that the specifically designated amount is not less than the amount of the Fund’s commitments with respect to such contracts.
Foreign Currency Futures Transactions
Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.
Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies. (See “Foreign Currency Options” and “Futures Contracts and Options on Futures Contracts”, each in this sub-section of the SAI.) The Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.
To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option transaction, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the net amount of the Fund’s obligation. For foreign currency futures transactions, the prescribed amount will generally be the daily value of the futures contract, marked to market.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. As of the date of this SAI, the Funds may invest in futures contracts under specified conditions without being regulated as commodity pools. However, under recently amended CFTC rules the Funds’ ability to maintain the exclusions/exemptions from the definition of commodity pool may be limited. (See “Commodity Interests” in this section of the SAI.)

Foreign Currency Options
A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund were holding

Investment Technique	Description and Risks	Fund-Specific Limitations

securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
The value of a foreign currency option depends upon the value of the underlying currency relative to the other referenced currency. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.
Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between two specified currencies as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.
Foreign currency warrants may be used to reduce the currency exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the

Investment Technique	Description and Risks	Fund-Specific Limitations

warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants could be considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Performance Indexed Paper
Performance indexed paper is commercial paper the yield of which is linked to certain currency exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the designated currencies as of or about the time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Principal Exchange Rate Linked Securities (“PERLS”)
PERLS are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the particular currencies at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the currency to which the security is linked appreciates against the base currency, and is adversely affected by increases in the exchange value of the base currency. “Reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the base currency and adversely impacted by increases in the value of other currency. Interest payments on the securities are generally made at rates that reflect the degree of currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the

Investment Technique	Description and Risks	Fund-Specific Limitations

currency exchange risk, or relatively lower interest rates if the issuer has assumed some of the currency exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Futures Contracts and Options on Futures Contracts
Each Fund may use interest rate, foreign currency, dividend, volatility or index futures contracts. An interest rate, foreign currency, dividend, volatility or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency, dividend basket or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, and it is expected that other futures contracts will be developed and traded in the future. Interest rate and volatility futures contracts currently are traded in the United States primarily on the floors of the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Interest rate futures also are traded on foreign exchanges such as the London International Financial Futures Exchange and the Singapore International Monetary Exchange. Volatility futures also are traded on foreign exchanges such as Eurex. Dividend futures are also traded on foreign exchanges such as Eurex, NYSE Euronext Liffe, London Stock Exchange and the Singapore International Monetary Exchange.
A Fund may purchase and write call and put options on futures. Futures options possess many of the same characteristics as options on securities and indexes discussed above. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
Except as otherwise described in this SAI, the Funds will limit their use of futures contracts and futures options to hedging transactions and in an attempt to increase total return, in accordance with Federal regulations. The costs of, and possible losses incurred from, futures contracts and options thereon may reduce the Fund’s current income and involve a loss of principal. Any incremental return earned by the Fund resulting from these transactions would be expected to offset anticipated losses or a portion thereof.
The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all

Investment Technique	Description and Risks	Fund-Specific Limitations

contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Fund will mark to market its open futures positions.
The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the relevant Fund.
To the extent required to comply with SEC Release No. IC-10666, when entering into a futures contract or an option on a futures contract, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount. Generally, for cash-settled futures contracts the prescribed amount is the net amount of the Fund’s obligation, and for non-cash-settled futures contracts the prescribed about is the notional value of the reference obligation.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts. A Fund’s ability to claim an exclusion or exemption from the definition of a commodity pool may be limited when the Fund invests in futures contracts. (See “Commodity Interests” in this SAI.)
The requirements of the Code for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. (See the “Dividends, Distributions and Taxes” section of this SAI.)
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sales price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may

Investment Technique	Description and Risks	Fund-Specific Limitations

be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge its portfolio effectively.
There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger’s opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund’s portfolio turnover rate.
The successful use of futures contracts and related options may also depend on the ability of the relevant Fund’s subadviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, the Fund’s total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.
Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund’s portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.
The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures

Investment Technique	Description and Risks	Fund-Specific Limitations

contracts, a correct forecast of market trends may still not result in a successful hedging transaction.
Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.
For additional information about options transactions, see “Options” under “Derivative Investments” in this section of the SAI.

Mortgage-Related and Other Asset-Backed Securities
Each Fund may purchase mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.
If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.
Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.
In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund’s yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

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Duration is one of the fundamental tools used by a Fund’s subadviser in managing interest rate risks including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security’s response to interest rate changes. “Duration” therefore is generally considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may involve a subadviser’s estimates of future economic parameters, which may vary from actual future values. Generally fixed income securities with longer effective durations are more responsive to interest rate fluctuations than those with shorter effective durations. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.
Descriptions of some of the different types of mortgage-related and other asset-backed securities most commonly acquired by the Funds are provided below. In addition to those shown, other types of mortgage-related and asset-backed investments are, or may become, available for investment by the Funds.

Collateralized Mortgage Obligations (“CMOs”)
CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.
CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.
FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. The amount of principal payable on each monthly payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment

Investment Technique	Description and Risks	Fund-Specific Limitations
period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
CMO Residuals
CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The “residual” in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Mortgage Pass-through Securities
Mortgage pass-through securities are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. “Modified pass-through” securities (such as securities issued by GNMA) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The principal governmental guarantor of U.S. mortgage-related securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages. Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include FNMA and FHLMC. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state

Investment Technique	Description and Risks	Fund-Specific Limitations

and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC issues Participation Certificates that represent interests in conventional mortgages from FHLMC’s national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but the securities they issue are neither issued nor guaranteed by the United States Government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/ or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund’s subadviser determines that the securities meet the Fund’s quality standards. Securities issued by certain private organizations may not be readily marketable and may therefore be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI by virtue of the exclusion from the test available to all U.S. Government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.
The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular “industry” or group of industries. Instead, the Funds will consider the assets underlying such securities when determining the industry of such securities for purposes of the Funds’ industry concentration restrictions set forth in the “Investment Restrictions” section of this SAI. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Investment Technique	Description and Risks	Fund-Specific Limitations

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by the actions of the U.S. Government to tighten the availability of its credit. On September 7, 2008, the FHFA, an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate FNMA and FHLMC until they are stabilized. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Furthermore, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guarantee obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guarantee obligation and would be exposed to the credit risk of that party.

Other Asset-Backed Securities
Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.
Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

Stripped Mortgage-backed Securities (“SMBS”)
SMBS are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will

Investment Technique	Description and Risks	Fund-Specific Limitations

receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories. The market value of the PO class generally is unusually volatile in response to changes in interest rates.
Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)
Each Fund may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the relevant Fund’s investment objectives and policies.

Options
Each Fund may purchase or sell put and call options on securities, indices and other financial instruments. Options may relate to particular securities, foreign and domestic securities indices, financial instruments, volatility, credit default, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the OCC.
A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.
To the extent required to comply with SEC Release No. IC-10666, options written by a Fund will be covered and will remain covered as long as the Fund is obligated as a writer. A call option is “covered” if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if the Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the

Investment Technique	Description and Risks	Fund-Specific Limitations

option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.
To the extent required to comply with SEC Release No. IC-10666, when entering into an option transaction, a Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the prescribed amount. For options transactions, the prescribed amount will generally be the market value of the underlying instrument but will not be less than the exercise price.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Options trading is a highly specialized activity that entails more complex and potentially greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
There are several other risks associated with options. For example, there are significant differences among the securities, currency, volatility, credit default and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening

Investment Technique	Description and Risks	Fund-Specific Limitations

transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The staff of the SEC currently takes the position that options not traded on registered domestic securities exchanges and the assets used to cover the amount of the Fund’s obligation pursuant to such options are illiquid, and are therefore subject to each Fund’s limitation on investments in illiquid securities. However, for options written with “primary dealers” in U.S. Government securities pursuant to an agreement requiring a closing transaction at the formula price, the amount considered to be illiquid may be calculated by reference to a formula price. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Options on Indexes and “Yield Curve” Options
Each Fund may enter into options on indexes or options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.
With respect to yield curve options, a call or put option is covered if a Fund holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of the Fund’s liability under the option it wrote less the value of the option it holds. A Fund may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.
The trading of these types of options is subject to all of the risks associated with the trading of other types of options. In addition, however, yield curve options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

Reset Options
In certain instances, a Fund may purchase or write options on U.S. Treasury securities, which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased

Investment Technique	Description and Risks	Fund-Specific Limitations

or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by a Fund is paid at termination, the Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where a Fund purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Swap Agreements
Each Fund may enter into swap agreements on, among other things, interest rates, indices, securities and currency exchange rates. A Fund’s subadviser may use swaps in an attempt to obtain for the Fund a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily on the Fund’s accounting records (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by specifically designating on the accounting records of the Fund liquid assets to avoid leveraging of the Fund’s portfolio.
Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid and therefore subject to the Funds’ limitations on investment in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund’s subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines. (See “Repurchase Agreements” in this section of the SAI.) Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. (See the “Dividends, Distributions and Taxes” section of this SAI.) The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to

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terminate existing swap agreements or to realize amounts to be received under such agreements.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by eligible participants and must meet certain conditions (each pursuant to the CEA and regulations of the CFTC). However, recent CFTC rule amendments dictate that certain swap agreements be considered commodity interests for purposes of the CEA. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications of investments being considered commodity interests under the CEA.)
Recently, the SEC and the CFTC have developed rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act to create a new, comprehensive regulatory framework for swap transactions. Under the new regulations, certain swap transactions will be required to be executed on a regulated trading platform and cleared through a derivatives clearing organization. Additionally, the new regulations impose other requirements on the parties entering into swap transactions, including requirements relating to posting margin, and reporting and documenting swap transactions. A Fund engaging in swap transactions may incur additional expenses as a result of these new regulatory requirements. The Adviser is continuing to monitor the implementation of the new regulations and to assess their impact on the Funds.

Credit Default Swap Agreements
Each Fund may enter into credit default swap agreements. A credit default swap is a bilateral financial contract in which one party (the protection buyer) pays a periodic fee in return for a contingent payment by the protection seller following a credit event of a reference issuer. The protection buyer must either sell particular obligations issued by the reference issuer for its par value (or some other designated reference or strike price) when a credit event occurs or receive a cash settlement based on the difference between the market price and such reference price. A credit event is commonly defined as bankruptcy, insolvency, receivership, material adverse restructuring of debt, or failure to meet payment obligations when due. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing; however, if an event of default occurs, the Fund receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a periodic fee throughout the term of the contract, provided there is no default event; if an event of default occurs, the Fund must pay the buyer the full notional value of the reference obligation. The value of the reference obligation received by the Fund as a seller, coupled with the periodic payments previously received, may be less than the full notional value the Fund pays to the buyer, resulting in a loss of value to the Fund.
As with other swaps, when a Fund enters into a credit default swap agreement, to the extent required by applicable law and regulation the Fund will specifically designate on its accounting records any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the Fund’s net exposure under the swap (the “Segregated Assets”). Generally, the minimum cover amount for a swap agreement is the amount owed by the Fund, if any, on a daily mark-to-market basis. With respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued

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excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. When the Fund sells protection on an individual credit default swap, upon a credit event, the Fund may be obligated to pay the cash equivalent value of the asset. Therefore, the cover amount will be the notional value of the underlying credit. With regard to selling protection on an index (CDX), as a practical matter, the Fund would not be required to pay the full notional amount of the index; therefore, only the amount owed by the Fund, if any, on a daily mark-to-market basis is required as cover.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into swap agreements only with counterparties deemed creditworthy by the Fund’s subadviser.

Dividend Swap Agreements
A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded over the counter rather than on an exchange.

Inflation Swap Agreements
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. Inflation swap agreements may be used by a Fund to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments. One factor that may lead to changes in the values of inflation swap agreements is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap agreement.

Total Return Swap Agreements
“Total return swap” is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows based upon an agreed rate. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. A total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, which is often LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between the two parties. No notional amounts are exchanged with total return swaps.

Variance and Correlation Swap Agreements
Variance swap agreements are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. “Actual variance” as used here is defined as the sum of the square of the returns on the reference asset or index (which in effect is a measure of its “volatility”) over the length of the

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contract term. In other words, the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swap agreements are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation realized on the underlying equity securities within a given equity index. “Correlation” as used here is defined as the weighted average of the correlations between the daily returns of each pair of securities within a given equity index. If two assets are said to be closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories. A Fund may enter into variance or correlation swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

Equity Securities
The Funds may invest in equity securities. Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities.
Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company’s assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company’s fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by the Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.
Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Securities of Small and Mid Capitalization Companies
While small and medium-sized issuers in which a Fund invests may offer greater opportunities for capital appreciation than larger market capitalization issuers, investments in such companies may involve greater risks and thus may be considered speculative. For example, smaller companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In addition, many small and mid-capitalization company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of

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larger companies. The securities of small and mid-capitalization companies may also be more sensitive to market changes than the securities of larger companies. When a Fund invests in small or mid-capitalization companies, these factors may result in above-average fluctuations in the NAV of the Fund’s shares. Therefore, a Fund investing in such securities should be considered as a long-term investment and not as a vehicle for seeking short-term profits. Similarly, an investment in a Fund solely investing in such securities should not be considered a complete investment program.
Market capitalizations of companies in which the Funds invest are determined at the time of purchase.

Unseasoned Companies
As a matter of operating policy, each Fund may invest to a limited extent in securities of unseasoned companies and new issues. The Adviser regards a company as unseasoned when, for example, it is relatively new to, or not yet well established in, its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. Generally a Fund will not invest more than 5% of its total assets in securities of any one company with a record of fewer than three years’ continuous operation (including that of predecessors).

Foreign Investing
The Funds may invest in a broad range of securities of foreign issuers, including equity, debt and convertible securities and foreign government securities. The Funds may purchase the securities of issuers from various countries, including countries commonly referred to as “emerging markets.” The Funds may also invest in domestic securities denominated in foreign currencies.
Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Fund’s ability to buy, sell, receive or deliver the securities. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by a Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Finally, the Funds may encounter difficulty in obtaining and enforcing judgments against issuers of foreign securities.

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Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Funds and which may not be recoverable by the Funds or their investors.
The Trust may use an eligible foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust’s foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.
Settlement procedures relating to the Funds’ investments in foreign securities and to the Funds’ foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Funds’ domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country settlement periods can be significantly longer than those in the United States.

Depositary Receipts
Each Fund permitted to hold foreign securities may also hold ADRs, ADSs, GDRs and EDRs. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as CDRs, are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund’s investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign securities.
Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the

Investment Technique	Description and Risks	Fund-Specific Limitations

creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund’s investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values generally depend on the performance of a foreign security denominated in its home currency. (The risks of foreign investing are addressed above in this section of the SAI under the heading “Foreign Investing.”) In addition to risks associated with the underlying portfolio of securities, receipt holders also must consider credit standings of the custodians and broker/dealer sponsors. The receipts are not registered with the SEC and qualify as Rule 144A securities which may make them more difficult and costly to sell. (For information about Rule 144A securities, see “Illiquid and Restricted Securities” in this section of the SAI.)

Emerging Market Securities
The Funds may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets will include any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the World Bank; (iii) listed in World Bank publications as developing; or (iv) determined by the adviser to be an emerging market as defined above.
Certain emerging market countries are either comparatively underdeveloped or are in the process of becoming developed and may consequently be economically dependent on a relatively few or closely interdependent industries. A high proportion of the securities of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While a Fund’s subadviser will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of the Fund’s investments in such countries and the availability of additional investments in such countries.
The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of portfolio securities or, if a Fund has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable

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governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries.
Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, a country could impose temporary restrictions on foreign capital remittances, whether because deterioration occurs in an emerging market’s balance of payments or for other reasons. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.
Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.

Foreign Currency Transactions
When investing in securities denominated in foreign currencies, the Funds will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund’s assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Further, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.
As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Fund’s subadviser believes that the applicable rate is unfavorable at the time the currencies are received or the Fund’s subadviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time.
In addition, a Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. A Fund may hold foreign currency in anticipation of purchasing foreign securities.
A Fund may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Fund’s subadviser, it is in the best interest of the Fund to do so. In such instances as well, the Fund may convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.
While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

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When a Fund effects foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, the Fund incurs expenses in converting assets from one currency to another. A Fund may also effect other types of foreign currency exchange transactions, which have their own risks and costs. For information about such transactions, please see “Foreign Currency Forward Contracts, Futures and Options” under “Derivatives” in this section of the SAI.

Foreign Investment Companies
Some of the countries in which the Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. For additional information, see “Mutual Fund Investing” in this section of the SAI.

Privatizations
The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatizations”). Privatizations may offer opportunities for significant capital appreciation. In certain foreign countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

Funding Agreements
Each Fund may invest in funding agreements, which are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid and will therefore be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.) Funding agreements are regulated by the state insurance board of the state where they are executed.

Guaranteed Investment Contracts
Each Fund may invest in GICs issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing

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insurance company, and an active secondary market in GICs does not currently exist. Therefore, these investments may be deemed to be illiquid, in which case they will be subject to the Funds’ limitations on investments in illiquid securities. (See “Illiquid and Restricted Securities” in this section of the SAI.)

Illiquid and Restricted Securities
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such securities may offer higher yields than comparable publicly traded securities, and they also may incur higher risks.
Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Fund’s subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.
The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.
Although the securities described in this section generally will be considered illiquid, a security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security and therefore these securities may be determined to be liquid in accordance with guidelines established by the Board. The Trustees have delegated to each Fund’s subadviser the day-to-day determination of the liquidity of such securities in the respective Fund’s portfolio, although they have retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Trustees have directed the subadvisers to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) availability of market quotations; and (iv) other permissible factors. The Trustees monitor implementation of the guidelines on a periodic basis.
If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the relevant Fund’s subadviser may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Fund holding them to decline. A security that is determined by a Fund’s subadviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.
Restricted securities ordinarily can be sold by the Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a

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limited number of purchasers or in a public offering made pursuant to an effective registration statement under the 1933 Act. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell.
Restricted securities will be priced at fair value as determined in good faith by the Trustees or their delegate.

Leverage
Each Fund may employ investment techniques that create leverage, either by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
The SEC takes the position that transactions that have a leveraging effect on the capital structure of a mutual fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and stand-by commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other similar trading practices (additional discussion about a number of these transactions can be found throughout this section of the SAI). As a result, when a Fund enters into such transactions the transactions may be subject to the same requirements and restrictions as borrowing. (See “Borrowing” below for additional information.)
The following are some of the Funds’ permitted investment techniques that are generally viewed as creating leverage for the Funds.

Borrowing
A Fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Investment Technique	Description and Risks	Fund-Specific Limitations
Mortgage “Dollar-Roll” Transactions
Each Fund may enter into mortgage “dollar-roll” transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee. If the income and capital gains from the Fund’s investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of the dollar roll.
Dollar-roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Fund’s subadviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Reverse Repurchase Agreements
Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.
Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction.
Because reverse repurchase agreements are considered borrowing under the 1940 Act, while a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that the Fund’s subadviser deems creditworthy, but such investments are still subject to the risks of leverage discussed above.

Master Limited Partnerships (“MLP”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution

Investment Technique	Description and Risks	Fund-Specific Limitations

payments. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. There are also certain tax risks associated with investment in MLPs. The benefit derived from a Fund’s investment in MLPs is somewhat dependent on the MLP being treated as a partnership for federal income tax purposes, so any change to this status would adversely affect the price of MLP units. Historically, a substantial portion of the gross taxable income of MLPs has been offset by tax losses and deductions reducing gross income received by investors, and any change to these tax rules would adversely affect the price of an MLP unit. Certain MLPs may trade less frequently than other securities, and those with limited trading volumes may display volatile or erratic price movements.

Money Market Instruments
Each Fund may invest in money market instruments, which are high-quality short-term investments. The types of money market instruments most commonly acquired by the Funds are discussed below, although each Fund is also permitted to invest in other types of money market instruments to the extent consistent with the Fund’s investment limitations and restrictions.

Banker's Acceptances
A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution. They generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund’s yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks
The money market instruments in which the Funds may invest include negotiable certificates of deposit, bankers’ acceptances and time deposits of foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. For the purposes of each Fund’s investment policies with respect to money market instruments, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with

Investment Technique	Description and Risks	Fund-Specific Limitations

investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

Time Deposits	Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.
U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.
Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, FNMA, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Mutual Fund Investing
Each Fund is authorized to invest in the securities of other investment companies subject to the limitations contained in the 1940 Act.
Investment companies in which the Fund may invest may include ETFs. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similarly to a publicly traded company. Most ETFs seek to achieve the same return as a particular market index. That type of ETF is similar to an index fund in that it will primarily invest in the securities of companies that are included in a selected market index. An index-based ETF will invest in all of the securities included in the index, a representative sample of the securities included in the index, or other investments expected to produce returns substantially similar to that of the index. Other types of ETFs include leveraged or inverse ETFs, which are ETFs that seek to achieve a daily return that is a multiple or an inverse multiple of the daily return of a securities index. An important characteristic of these ETFs is that they seek to achieve their stated objectives on a daily basis, and their performance over longer periods of time can differ significantly from the multiple or inverse multiple of the index performance over those longer periods of time. ETFs also include actively managed ETFs that pursue active management strategies and publish their portfolio holdings on a frequent basis.

Investment Technique	Description and Risks	Fund-Specific Limitations

In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 NAV per share.
In certain countries, investments by the Funds may only be made through investments in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries. (See “Foreign Investment Companies” under “Foreign Investing” in this section of the SAI.)
Under the 1940 Act, a Fund generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. In some instances, a Fund may invest in an investment company in excess of these limits; for instance, with respect to investments in money market funds or investments made pursuant to exemptive rules adopted and/or orders granted by the SEC. The SEC has adopted exemptive rules to permit funds of funds to exceed these limits when complying with certain conditions, which differ depending upon whether the funds in which a fund of funds invests are affiliated or unaffiliated with the fund of funds. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Funds may rely on these exemptive rules and/or orders to invest in affiliated or unaffiliated mutual funds and/or unaffiliated ETFs. In addition to this, the Trust has obtained exemptive relief permitting the Funds to exceed the limitations with respect to investments in affiliated and unaffiliated funds that are not themselves funds of funds, subject to certain conditions.
The risks associated with investing in other investment companies generally reflect the risks of owning shares of the underlying securities in which those investment companies invest, although lack of liquidity in an investment company could result in its value being more volatile than the underlying portfolio of securities. For purposes of complying with investment policies requiring a Fund to invest a percentage of its assets in a certain type of investments (e.g., stocks of small capitalization companies), the Fund generally will look through an investment company in which it invests, to categorize the investment company in accordance with the types of investments the investment company holds.
Certain investment companies in which the Funds may invest may be considered commodity pools under the CEA and applicable CFTC regulations. If a Fund invests in such an investment company, the Fund will be required to treat some or all of its holding of the investment company’s shares as a commodity interest for the purposes of determining whether the Fund is qualified to claim exclusion or exemption from regulation by the CFTC. (See “Commodity Interests” in this section of the SAI for additional information regarding the implications to the Funds of investing in commodity interests.)
Investors in each Fund should recognize that when a Fund invests in another investment company, the Fund will bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Real Estate Investment Trusts (REITs)
Each Fund may invest in REITs. REITs pool investors’ funds for investment primarily in income producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to

Investment Technique	Description and Risks	Fund-Specific Limitations

shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.
REITs can generally be classified as follows:
•
Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.
•
Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
•
Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.
REITs are structured similarly to closed-end investment companies in that they are essentially holding companies. An investor should realize that by investing in REITs indirectly through the Fund, he will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the underlying REITs. (See “Mutual Fund Investing” in this section of the SAI.)
Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly. The risks associated with REITs are similar to those associated with the direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage funds, over-building, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.
Equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the 1940 Act. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Fund to possibly fail to qualify as a regulated investment company. (See the “Dividends, Distributions and Taxes” section of the SAI.)

Repurchase Agreements
Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed-upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest payable to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security.
A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund. The value of such collateral will be monitored
Repurchase agreements of more than seven days’ duration are subject to each Fund’s limitation on investments in illiquid securities, which means that no more than 15% of the market value of a Fund’s total assets may be invested in

Investment Technique	Description and Risks	Fund-Specific Limitations

throughout the term of the repurchase agreement in an attempt to ensure that the market value of the collateral always equals or exceeds the repurchase price (including accrued interest). If the value of the collateral dips below such repurchase price, additional collateral will be requested and, when received, added to the account to maintain full collateralization.
Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the relevant Fund’s subadviser to be creditworthy. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction. The Fund also might incur disposition costs in connection with liquidating the underlying securities or enforcing its rights.
Typically, repurchase agreements are in effect for one week or less, but they may be in effect for longer periods of time.
repurchase agreements with a maturity of more than seven days and in other illiquid securities.
Securities Lending
Subject to certain investment restrictions, each Fund may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.
A Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Fund may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.
Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that a Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.
No Fund will lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

Short Sales
Each Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire, or that it owns but does not wish to deliver, in anticipation that the market price of that security will decline. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. All other short sales are commonly referred to as “naked” short sales.

Investment Technique	Description and Risks	Fund-Specific Limitations

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If a Fund engages in naked short sales, the Fund’s risk of loss could be as much as the maximum attainable price of the security (which could be limitless) less the price paid by the Fund for the security at the time it was borrowed.
When a Fund sells securities short, to the extent required by applicable law and regulation the Fund will “cover” the short sale, which generally means that the Fund will segregate any asset, including equity securities and non-investment-grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the securities sold short, reduced by any amount deposited as margin. Alternatively, the Fund may “cover” a short sale by (a) owning the underlying securities, (b) owning securities currently convertible into the underlying securities at an exercise price equal to or less than the current market price of the underlying securities, or (c) owning a purchased call option on the underlying securities with an exercise price equal to or less than the price at which the underlying securities were sold short.

Special Situations
Each Fund may invest in special situations that the Fund’s subadviser believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.
A special situation arises when, in the opinion of the Fund’s subadviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Temporary Investments
When business or financial conditions warrant, each Fund may assume a temporary defensive position by investing in money-market instruments, including obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. (See “Money Market Instruments” in this section of the SAI for more information about these types of investments.)

Investment Technique	Description and Risks	Fund-Specific Limitations

For temporary defensive purposes, during periods in which a Fund’s subadviser believes adverse changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes will be those that the Fund’s subadviser believes to be of high quality (i.e., subject to relatively low risk of loss of interest or principal). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s or S&P (i.e., rated at least A).

Warrants or Rights to Purchase Securities
Each Fund may invest in or acquire warrants or rights to purchase equity or fixed income securities at a specified price during a specific period of time. A Fund will make such investments only if the underlying securities are deemed appropriate by the Fund’s subadviser for inclusion in the Fund’s portfolio. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options. (See “Options” in this section of the SAI for information about call options.)
Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. However, unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund holding such warrants to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.
A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index

Investment Technique	Description and Risks	Fund-Specific Limitations

options. (See “Options” in this section of the SAI for information about index options.) Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

When-Issued and Delayed Delivery Transactions
Each Fund may purchase securities on a when-issued or forward commitment basis. These transactions are also known as delayed delivery transactions. (The phrase “delayed delivery” is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.
When-issued purchases and forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, the Fund might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. The Fund will not enter into such transactions for the purpose of leverage.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund’s NAV starting on the first business day after the date of the agreement to purchase the securities. The Fund will be subject to the rights and risks of ownership of the securities on the agreement date. However, the Fund will not earn interest on securities it has committed to purchase until they are paid for and received. A seller’s failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous and could cause the Fund to incur expenses associated with unwinding the transaction.
When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Fund’s assets. Fluctuations in the market value of the underlying securities will not be reflected in the Fund’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but the Fund may agree to a longer settlement period.
The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may

Investment Technique	Description and Risks	Fund-Specific Limitations

sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
When a Fund purchases securities on a when-issued or forward-commitment basis, the Fund will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

INVESTMENT LIMITATIONS
Fundamental Investment Limitations
Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. As used in this SAI and in the Prospectuses, a “majority of the outstanding shares” of a Fund means the lesser of  (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.
With respect to all of the Funds, except as noted, each Fund may not:
(1)
With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(2)
Purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of related industries (excluding the U.S. Government, its agencies or instrumentalities).

(3)
Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

(4)
Issue “senior securities” in contravention of the 1940 Act. Activities permitted by exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

(5)
Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

(6)
Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(7)
Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

(8)
Lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

The investment limitations set forth above only relate to the Funds. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Funds. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

The investment limitations described in (1) and (2) above do not prohibit any Fund from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Underlying Funds. With respect to investment limitation (2) above, when selecting investments for a Fund, the Subadviser will consider the concentration policy of an Underlying Fund; however, for purposes of determining the amount of each Fund's assets invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of related industries, as of the date of this SAI the Funds will not look through to the securities held by any underlying unaffiliated mutual funds, such as the Underlying Funds, in which the Funds invest.
Except with respect to investment restriction (3) above, if any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to investment restriction (3), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.
MANAGEMENT OF THE TRUST
Trustees and Officers
The Board is responsible for the overall supervision of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities, and performs the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law. The officers, who administer the Funds’ daily operations, are appointed by the Board and generally are employees of the Administrator or one of its affiliates. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. The Trust has no employees.
Unless otherwise noted, each Trustee of the Trust also serves as a Trustee of other Virtus Funds and the address of each individual is 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees*
Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Brown, Thomas J. YOB: 1945	Since 2016	86	Retired.	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960	Since 2016	90	Retired.	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943	Since 2016	86	Retired	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (1999 to 2017), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949	Since 2017	86	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2017), Virtus Asset Trust (25 portfolios), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Mallin, John R. YOB: 1950	Since 2016	86	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945	Since 2015	86	Retired (since 2013). Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College.	Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2017), Virtus Asset Trust (25 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios) and Virtus Retirement Trust (10 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958	Since 2017	86	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2017), Virtus Asset Trust (25 portfolios), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios), Virtus Retirement Trust (10 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip Chairman YOB: 1946	Since 1996	94	Retired.	Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); Trustee (since 1993) and Chairman (since 2002), Virtus Retirement Trust (10 portfolios); Trustee (since 1996) and Chairman (since 2002), Virtus Equity Trust (11 portfolios); Trustee (since 1999) and Chairman (since 2002), Virtus Opportunities Trust (28 portfolios); and Trustee (since 1989) and Chairman (since 2002), Virtus Asset Trust (25 portfolios).
McNamara, Geraldine M. YOB: 1951	Since 1996	90	Retired.	Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Trustee (since 2002), Virtus Asset Trust (25 portfolios); and Trustee (since 2001), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios) and Virtus Retirement Trust (10 portfolios).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Oates, James M. YOB: 1946	Since 1996	90	Managing Director (since 1994), Wydown Group (consulting firm).	Director (since 2016), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund; Trustee (since 2016), Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairperson (2005 to 2017), John Hancock Fund Complex (227 portfolios); Trustee (since 2005), Virtus Asset Trust (25 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee (since 2000), Virtus Opportunities Trust (28 portfolios); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since (1996), Virtus Equity Trust (11 portfolios) and Virtus Retirement Trust (10 portfolios).
Segerson, Richard E. YOB: 1946	Since 1996	86	Retired. Managing Director (1998 to 2013), Northway Management Company.	Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios);Trustee (since 2005), Virtus Asset Trust (25 portfolios); Trustee (since 2000), Virtus Opportunities Trust (28 portfolios); and Trustee (since 1996) Virtus Equity Trust (11 portfolios) and Virtus Retirement Trust (10 portfolios).
*    Those Trustees listed as “Independent Trustees” are not “interested persons” of the Trust, as that term is defined in the 1940 Act.
Interested Trustee**

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Aylward, George R. YOB: 1964	Since 2006	92	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).	Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (3 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.; and Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Asset Trust (25 portfolios), Virtus Equity Trust (11 portfolios), Virtus Opportunities Trust (28 portfolios) and Virtus Retirement Trust (10 portfolios).
**   Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President (since 2017) and Vice President (2008 to 2017), Product Development, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) Virtus Asset Trust and Virtus Retirement Trust; Senior Vice President (since 2017) and Vice President (2008 to 2017), Virtus Equity Trust and Virtus Opportunities Trust; Senior Vice President (since 2017) and Vice President (2010 to 2017), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Global Multi-Sector Income Fund and Duff & Phelps Select Energy MLP Fund Inc.; and Senior Vice President (since 2017) and Vice President (2008 to 2017), Virtus Alternative Solutions Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), and Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), and Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select Energy MLP Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust; Executive Vice President (since 2013), and Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), and Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.
Leadership Structure and the Board of Trustees
The Board is currently composed of 12 trustees, including 11 Independent Trustees. In addition to four regularly scheduled meetings per year, the Board holds special meetings either in person or via telephone to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established several standing committees to assist the Board in performing its oversight responsibilities, and each such committee has a chairperson. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board has appointed Mr. McLoughlin, an Independent Trustee, to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and between meetings generally acts as a liaison with the Trust’s service providers, officers, legal counsel, and the other Trustees. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. Mr. McLoughlin previously served as the Chairman and Chief Executive Officer of the company that is now Virtus; however, he is now an Independent Trustee due to (a) the fact that Virtus is no longer affiliated with The Phoenix Companies, Inc. (which was its parent company when Mr. McLoughlin retired) and (b) the passage of time. As a result of this balance, it is believed that Mr. McLoughlin has the ability to provide independent oversight of the Trust’s operations within the context of his detailed understanding of the perspective of the Adviser and the Trust’s other service providers. The Board therefore considers leadership by Mr. McLoughlin as enhancing the Board’s ability to provide effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests.
The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Aylward, who is currently the Chairman and President of the Adviser, and the President and Chief Executive Officer of Virtus, and serves in various executive roles with other affiliates of the Adviser who provide services to the Trust, provides the Board with the Adviser’s perspective in managing and sponsoring the Virtus Mutual Funds as well as the perspective of other service providers to the Trust. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Board has established several standing committees to oversee particular aspects of the Funds’ management. The members of each Committee are set forth below:
The Audit Committee
The Audit Committee is responsible for overseeing the Funds’ accounting and auditing policies and practices. The Audit Committee reviews the Funds’ financial reporting procedures, their system of internal control, the independent audit process, and the Funds’ procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are Thomas J. Brown, Chairperson, Donald C. Burke, Roger A. Gelfenbien, Connie D. McDaniel and Richard E. Segerson. The Audit Committee met four times during the Trust’s last fiscal year.
The Compliance Committee
The Compliance Committee is responsible for overseeing the Funds’ compliance matters. The Compliance Committee oversees and reviews (1) information provided by the Funds’ officers, including the Funds’ CCO, the Funds’ investment adviser and other principal service providers, and others as appropriate; (2) the codes of ethics; (3) whistleblower reports; (4) cybersecurity programs; and (5) distribution programs. The Compliance Committee is composed entirely of Independent Trustees; its members are Hassell H. McClellan, Chairperson, Sidney E. Harris, John R. Mallin, Geraldine M. McNamara, and James M. Oates. The Compliance Committee met four times during the Trust’s last fiscal year.
The Executive Committee
The function of the Executive Committee is to serve as a delegate of the full Board, as well as act on behalf of the Board when it is not in session, subject to limitations as set by the Board. The Executive Committee is composed entirely of Independent Trustees; its members are Philip R. McLoughlin, Chairperson, Thomas J. Brown, Hassell H. McClellan and James M. Oates. The Executive Committee did not meet during the Trust’s last fiscal year.
The Governance and Nominating Committee
The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees, and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are James M. Oates, Chairperson, Philip R. McLoughlin and Geraldine M. McNamara. The Governance and Nominating Committee met five times during the Trust’s last fiscal year.
The Governance and Nominating Committee considers candidates for trusteeship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for trusteeship. The committee considers all relevant qualifications of candidates for trusteeship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Trustee. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for trusteeship in this context.
The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder or shareholder group submitting a nomination must hold either individually or in the aggregate for at least one full year as of the date of nomination 5% of the shares of a series of the Trust, among other qualifications and restrictions. Shareholders or shareholder groups submitting nominees must comply with all requirements set forth in the Trust’s policy for consideration of Trustee nominees recommended by shareholders and any such submission must be in writing, directed to the Trust’s secretary. Any shareholder nominee recommendations should be sent to the attention of the committee in care of the Trust’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
George R. Aylward
In addition to his positions with the Trust, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser. He also holds various executive positions with the Adviser, certain Funds’ subadvisers, the Distributor and the Administrator to the Trust, and various of their affiliates, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Thomas J. Brown
Mr. Brown, currently retired, was employed in senior business and accounting roles with financial services companies for over twenty-five years, and he has over sixteen years of experience as a director/trustee of unaffiliated funds. Mr. Brown is also a trustee of several other open-end funds managed by the Adviser.
Donald C. Burke
Mr. Burke, currently retired, has extensive experience with mutual funds, including as president and Chief Executive Officer of a major fund complex, and subsequently as an independent trustee of another major fund complex. He also has extensive knowledge of the utility industry, derived from his service on the board of a public company involved in the production, transmission and distribution of energy. He is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Roger A. Gelfenbien
Mr. Gelfenbien, currently retired, was employed as an accountant and consultant in the financial services sector for over thirty years, as well as having over eleven years experience with an unaffiliated fund as a director. Mr. Gelfenbien is also a trustee of several other open-end funds managed by the Adviser.
Sidney E. Harris
Dr. Sidney Harris has extensive knowledge of best practices in executive management, familiarity with international business practices and expertise in corporate strategy implementation, risk management, technology, asset management compliance and investments. Dr. Harris is currently Professor and Dean Emeritus at the J. Mack Robinson College of Business at Georgia State University. He has been affiliated with the J. Mack Robinson College of Business since 1997, serving as Professor (1997 to 2014) and Dean (1997 to 2004). Most recently, Dr. Harris was Professor of Computer Information Systems, Management and International Business. Prior to joining Georgia State University, Dr. Harris was Professor (1987 to 1996) and former Dean (1991 to 1996) of the Peter F. Drucker Graduate School of Management at Claremont Graduate University (currently Peter F. Drucker and Masotoshi Ito Graduate School of Management). He served as Independent Trustee of the RidgeWorth Funds Board of Trustees (2004 to 2017) and as Independent Chairman (2007 to 2017). He served as a member of the RidgeWorth Funds Governance and

Nominating Committee (2004 to 2017) and Audit Committee (2006 to 2017). Dr. Harris previously served on the Board of Transamerica Investors (1995 to 2005). Dr. Harris is a Director of Total System Services, Inc. He serves on the Board of Directors of KIPP Metro Atlanta and is Chairman of the International University of the Grand-Bassam (IUGB) Foundation.
John R. Mallin
Mr. Mallin is a real estate partner and former practice group leader for the Real Property Practice Group at McCarter & English LLP. During his career, he has been involved in all aspects of real estate development and financial transactions related to real estate. Mr. Mallin also has oversight and corporate governance experience as a director, including as a chair, of non-profit entities. Mr. Mallin is also a trustee of several other open-end funds managed by the Adviser.
Hassell H. McClellan
Mr. McClellan, currently retired, has extensive business experience in advising and consulting with companies to improve the companies’ management and operations, as well as serving as a business educator at several colleges. Mr. McClellan also has over twelve years of experience as a director of unaffiliated funds. Mr. McClellan is also a trustee of several other open-end funds managed by the Adviser.
Connie D. McDaniel
Ms. McDaniel, currently retired, has extensive domestic and international business experience, particularly with respect to finance, strategic planning, risk management and risk assessment functions. She is retired from The Coca-Cola Company, where she served as Vice President and Chief of Internal Audit, Corporate Audit Department (2009 to 2013), Vice President, Global Finance Transformation (2007 to 2009), Vice President and Controller (1999 to 2007), and held various management positions (1989 to 1999). While at The Coca-Cola Company, Ms. McDaniel chaired that company’s Ethics and Compliance Committee (2009 to 2013) and developed a knowledge of corporate governance matters. Prior to The Coca-Cola Company, she was associated with Ernst & Young (1980 to 1989). Ms. McDaniel served as Independent Trustee of the RidgeWorth Funds Board of Trustees from 2005 to 2017. She was Chairman of the RidgeWorth Funds Audit Committee (2008 to 2017), designated Audit Committee Financial Expert (2007 to 2017) and a member of the RidgeWorth Funds Governance and Nominating Committee (2015 to 2017). Ms. McDaniel is also a Director of Total System Services, Inc. and currently serves as Chair of the Georgia State University Robinson College of Business Board of Advisors.
Philip R. McLoughlin
Mr. McLoughlin has an extensive legal, financial and asset management background. In 1971, he joined Phoenix Investment Partners, Ltd. (then, Phoenix Equity Planning Corp.), the predecessor of Virtus Investment Partners, Inc., as Assistant Counsel with responsibility for various compliance and legal functions. During his tenure, Mr. McLoughlin assumed responsibility for most functions in the firm's advisory, broker-dealer and fund management operations, and eventually ascended to the role of President. Mr. McLoughlin then served as General Counsel, and later Chief Investment Officer, of Phoenix Mutual Life Insurance Company, the parent company of Phoenix Investment Partners. Among other functions, he served as the senior management liaison to the boards of directors of the insurance company's mutual funds and closed-end funds, and had direct oversight responsibility for the funds' portfolio managers. In 1994, Mr. McLoughlin was named Chief Executive Officer of Phoenix Investment Partners, and continued in that position, as well as Chief Investment Officer of Phoenix Mutual Life Insurance Company, until his retirement in 2002.
Geraldine M. McNamara
Ms. McNamara was an executive at U.S. Trust Company of New York for 24 years, where she rose to the position of Managing Director. Her responsibilities at U.S. Trust included the oversight of U.S. Trust’s personal banking business. In addition to her managerial and banking experience, Ms. McNamara has experience in advising individuals on their personal financial management, which has given her an enhanced understanding of the goals and expectations that individual investors may have. Ms. McNamara is also a trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
James M. Oates
Mr. Oates was instrumental in the founding of a private global finance, portfolio management and administration company, and he has also served in executive and director roles for various types of financial services companies. As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. He also previously served as chief executive officer of two banks, and holds an MBA. Mr. Oates also has experience as a director of other publicly traded companies and has served for a number of years as the Chairman of the Board of a large family of mutual funds unaffiliated with the Trust. Mr. Oates is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.
Richard E. Segerson
Mr. Segerson has served in financial and other executive roles with various operating companies, including serving as the Chief Financial Officer, Controller and Chief Operating Officer of such entities. These roles have provided him with an understanding of financial and operational issues, as has his experience as a public accountant. Mr. Segerson also has over 30 years of experience serving as a trustee to various mutual funds, and he holds an MBA. Mr. Segerson also has served for a number of years as the Managing Director of a family office, providing wealth management services to individuals. This experience enhances his understanding of the perspective of individual fund shareholders. Mr. Segerson is also a trustee of several other open-end funds managed by the Adviser.
Board Oversight of Risk Management
As a registered investment company, the Trust is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Trust’s risk management structure by the Trust’s Adviser, Administrator, Distributor, Transfer Agent, officers and others. The responsibility to manage the Funds’ risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties.
The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Trust’s service providers and officers. The Trust’s Adviser, subadvisers, Distributor, Administrator, Transfer Agent, officers and legal counsel prepare regular reports to the Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chairman or a senior officer.
The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds and senior management of the Funds’ subadvisers meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks. To the extent that a Fund changes a primary investment strategy, the Board generally is consulted in advance with respect to such change.
The Board receives regular written reports from the Trust’s Chief Financial Officer that enable the Board to monitor the number of fair valued securities in the Funds’ portfolios, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Funds’ portfolios. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Funds’ independent auditors in connection with the review of the results of the audit of the Funds’ year-end financial statements.
The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and meets regularly with the Trust’s CCO to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser and Virtus, provide the Board with reports on their examinations of functions and processes within the Adviser and the subadvisers that affect the Funds. The Board also adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
In its annual review of the Funds’ advisory, subadvisory and distribution agreements, the Board reviews information provided by the Adviser, the subadvisers and the Distributor relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.
The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board periodically reviews the effectiveness of its oversight of the Funds and the other funds in the Virtus Mutual Funds family, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustee Fund Holdings
As of December 31, 2017, the Trustees beneficially owned shares of the Funds and of the funds in the family of investment companies as set forth in the table below.
Independent Trustees	Dollar Range of Equity Securities in a Fund of the Trust *	Aggregate Dollar Range of Trustee Ownership in All Funds Overseen by Trustee in Family of Investment Companies *
Thomas J. Brown	None	Over $100,000
Donald C. Burke	$10,001-$50,000	Over $100,000
Roger A. Gelfenbien	None	None
Sidney E. Harris	None	Over $100,000
John R. Mallin	None	Over $100,000
Hassell H. McClellan	None	None
Philip R. McLoughlin	None	Over $100,000
Connie D. McDaniel	None	Over $100,000
Geraldine M. McNamara	None	Over $100,000
James M. Oates	None	Over $100,000
Richard E. Segerson	None	Over $100,000
Interested Trustee
George R. Aylward	None	Over $100,000
*
Holdings exclude any exposure through the Deferred Compensation Plan, which may be counted towards the Trustee Ownership Policy but are not considered ownership for any other purpose.

As of April 3, 2018, the Trustees and officers as a group owned less than 1% of the then outstanding shares of any of the Funds.
Trustee Compensation
Trustees who are not employed by the Adviser or its affiliates receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Funds who are interested persons are compensated for their services by the Adviser of the Funds, or an affiliate of the Adviser of the Funds, and receive no compensation from the Funds. The Trust does not have any retirement plan for its Trustees.
For the Trust's fiscal year ended December 31, 2017, the current Trustees received the following compensation:
Independent Trustees	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex Paid to Trustees
Thomas J. Brown	$118	$268,681 (87 funds)
Donald C. Burke	$107	$334,059 (91 funds)
Roger A. Gelfenbien	$107	$243,681 (87 funds)
Sidney E. Harris*	$48	$136,086 (87 funds)
John R. Mallin	$107	$243,681 (87 funds)
Hassell H. McClellan	$133	$303,681 (87 funds)
Connie D. McDaniel*	$42	$117,825 (87 funds)
Philip R. McLoughlin	$200	$700,181 (95 funds)
Geraldine M. McNamara	$124	$374,059 (91 funds)
James M. Oates	$113	$396,181 (91 funds)
Richard E. Segerson	$107	$243,681 (87 funds)
Interested Trustee
George R. Aylward	None	None
*
Became a Trustee on June 2, 2017.

Sales Loads
The Trust’s Trustees are permitted to invest in Class I shares of each Fund without initial or subsequent minimum investment requirements. Class I shares do not carry a sales load.

Code of Ethics
The Trust, its Adviser, subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Fund has a pending order. The Trust has also adopted a Code of Ethics for Chief Executive and Senior Financial Officers as required by Section 406 of the Sarbanes-Oxley Act of 2002.
Proxy Voting Policies
The Trust has adopted a Policy Regarding Proxy Voting (the "Policy") stating the Trust’s intention for the Funds to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds or their voting delegates will endeavor to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Funds or their voting delegates must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.
In the absence of a specific direction to the contrary from the Board, the Adviser or the subadviser that is managing a Fund is responsible for voting proxies for such Fund, or for delegating such responsibility to a qualified, independent organization engaged by the Adviser or respective subadviser to vote proxies on its behalf. The applicable voting party will vote proxies in accordance with the Policy or its own policies and procedures, which must be reasonably designed to further the best economic interests of the affected Fund shareholders. Because the Policy and the applicable voting party’s policies and procedures used to vote proxies for the Funds both are designed to further the best economic interests of the affected Fund shareholders, they are not expected to conflict with one another although the types of factors considered by the applicable voting party under its own policies and procedures may be in addition to or different from the ones listed below for the Policy.
The Policy specifies the types of factors to be considered when analyzing and voting proxies on certain issues when voting in accordance with the Policy, including, but not limited to:
•
Anti-takeover measures – the overall long-term financial performance of the target company relative to its industry competition.

•
Corporate Governance Matters—tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with changes in capital structure.

•
Contested elections – the qualifications of all nominees; independence and attendance record of board and key committee members; entrenchment devices in place that may reduce accountability.

•
Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

•
Shareholder proposals – whether the proposal is likely to enhance or protect shareholder value; whether identified issues are more appropriately or effectively addressed by legal or regulatory changes; whether the issuer has already appropriately addressed the identified issues; whether the proposal is unduly burdensome or prescriptive; whether the issuer’s existing approach to the identified issues is comparable to industry best practice.

The Funds and their voting delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, subadviser, other voting delegate, Distributor, or any affiliated person of the Funds, on the other hand.
Depending on the type and materiality, the Board or its delegates may take the following actions, among others, in addressing any material conflicts of interest that arise with respect to voting (or directing voting delegates to vote): (i) rely on the recommendations of an established, independent third party proxy voting vendor; (ii) vote pursuant to the recommendation of the proposing delegate; (iii) abstain; (iv) where two or more delegates provide conflicting requests, vote shares in proportion to the assets under management of each proposing delegate; (v) vote shares in the same proportion as the vote of all other shareholders of such issuer; or (vi) the Adviser may vote proxies where the subadviser has a direct conflict of interest. The Policy requires each Adviser/subadviser that is a voting delegate to notify the Chief Compliance Officer of the Trust (or, in the case of a subadviser, the Chief Compliance Officer of the Adviser) of any actual or potential conflict of interest that is identified, and provide a recommended course of action for protecting the best interests of the affected Fund’s shareholders. No Adviser/subadviser or other voting delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board (or the Executive Committee thereof) or the Chief Compliance Officer of the Trust.
The Policy further imposes certain record-keeping and reporting requirements on each Adviser/subadviser or other voting delegate.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, no later than August 31 of each year, free of charge by calling, toll-free, 800.243.1574, or on the SEC’s Web site at www.sec.gov.
The Adviser is tasked with voting any proxies relating to the Funds’ shares of Underlying Funds, and the Adviser will do so in accordance with the Policy. In the unlikely event that the Funds receive proxies for any other assets, Dimensional will follow its policies and procedures in voting such proxies. Following is information about the policies and procedures followed by Dimensional in voting proxies for the Funds.
The Investment Committee at Dimensional is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors, and other personnel of Dimensional and its affiliated investment advisers (collectively, the “Dimensional Advisors”) and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers (discussed further below), (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Voting Procedures, and (iv) review the Voting Procedures from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Procedures and may designate personnel of each Dimensional Advisor to instruct the vote on proxies on behalf of a Dimensional Advisor’s clients, such as authorized traders of the Dimensional Advisors.
Generally, Dimensional, along with the other Dimensional Advisors, will seek to instruct the vote for proxies, or refrain from voting proxies, in accordance with the guidelines set forth in the Voting Procedures unless a client has expressly directed Dimensional to vote differently for such client’s account or Dimensional has contractually agreed to follow a client’s individualized proxy voting guidelines.
The guidelines provide a framework for analysis and decision making. However, the guidelines do not address all potential issues. Dimensional may vote counter to the guidelines if, after a review of the matter, Dimensional believes that the best interests of the client would be served by such a vote. Dimensional may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts. Dimensional will ordinarily take environmental concerns into account in voting proxies with respect to securities held by certain sustainability screened portfolios or accounts, to the extent permitted by applicable law and guidance.
Dimensional may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in Dimensional’s view, exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities for voting. Dimensional does intend to recall securities on loan if, based upon information in Dimensional’s possession, Dimensional determines that voting the securities is likely to materially affect the value of a client’s investment and it is in the client’s best interests to do so.
For proxies of non-U.S. companies, it is typically both difficult and costly to vote proxies. Dimensional does not intend to vote proxies of non-U.S. companies if it determines the expected costs of voting outweigh any anticipated economic benefit to the client of voting. In the event Dimensional is made aware of and believes an issue to be voted is likely to materially affect the economic value of a portfolio, that its client’s vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits to the client of voting the proxies exceed the expected costs, Dimensional will seek to make reasonable efforts to vote such proxies.
Proxies that Dimensional receives on behalf of its clients will generally be voted in accordance with predetermined Voting Procedures and guidelines. Therefore, proxies voted typically should not be affected by any conflicts of interest. In the limited instances where (i) an authorized person is considering voting a proxy contrary to the guidelines set forth in the Voting Procedures (or in cases where the guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of Institutional Shareholder Services, Inc. (“ISS”), the proxy service provider discussed below) and (ii) the authorized person believes a potential conflict of interest exists, the authorized person will disclose the potential conflict to a member of the Corporate Governance Committee. If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the guidelines (or in cases where the guidelines do not prescribe a particular vote and the vote is contrary to the recommendation of ISS, the proxy service provider as discussed below), the Committee member will bring the vote to the Committee, which will determine (a) how the vote should be cast, keeping in mind the principle of preserving shareholder value or (b) to abstain from voting, unless abstaining would be materially adverse to the client’s interest.
The Dimensional Advisors have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the guidelines; effect votes on behalf of clients for whom the Dimensional Advisors have voting responsibility; and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, Dimensional may obtain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the guidelines. Although Dimensional retains third-party service providers for proxy issues, Dimensional remains ultimately responsible for its proxy voting decisions. In this regard, Dimensional uses commercially reasonable efforts to oversee any directed delegation to third-party proxy service providers, upon which Dimensional relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by Dimensional, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendation in an impartial manner and in consideration of the best interests of Dimensional’s clients. In the event that the guidelines are not implemented precisely as Dimensional intends because of the actions or omissions of any third party proxy service providers, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by Dimensional as a breach of the Voting Procedures.
A complete copy of the Voting Procedures, including a summary of the guidelines, may be obtained by writing to Dimensional Fund Advisors, 6300 Bee Cave Road, Building One, Austin, Texas 78746.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of April 4, 2018, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class, or 25% or more of the outstanding shares of all classes, of the Funds included in this SAI are shown in Appendix B — Control Persons and Principal Shareholders.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
The investment adviser to each of the Funds is Virtus Retirement Investment Advisers, LLC, located at 100 Pearl Street, Hartford, Connecticut 06103. VRIA, an indirect, wholly-owned subsidiary of Virtus, had $16 million in assets under management as of December 31, 2017.
Investment Advisory Agreement and Expense Limitation Agreement
The investment advisory agreement, approved by the Board, provides that the Trust will bear all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, leverage expenses, acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of VRIA or any of its affiliates, expenses of Trustees, and shareholders’ meetings, expenses of printing and mailing proxy soliciting material, expenses of the insurance premiums for fidelity and other coverage, expenses of the repurchase and redemption of shares, expenses of the issue and sale of shares (to the extent not borne by VP Distributors under its agreement with the Trust), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, and bookkeeping, auditing and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. If authorized by the Board, the Trust will also pay for extraordinary expenses and expenses of a non-recurring nature which may include, but shall not be limited to, the reasonable cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Trust is a party.
Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Funds.

For managing, or directing the management of, the investments of each Fund, VRIA is entitled to a fee, payable monthly, at the following annual rates as calculated on the value of each Fund’s average daily net assets:
Fund	Investment Advisory Fee
Virtus DFA 2015 Target Date Retirement Income Fund	0.30%
Virtus DFA 2020 Target Date Retirement Income Fund	0.30%
Virtus DFA 2025 Target Date Retirement Income Fund	0.30%
Virtus DFA 2030 Target Date Retirement Income Fund	0.30%
Virtus DFA 2035 Target Date Retirement Income Fund	0.30%
Virtus DFA 2040 Target Date Retirement Income Fund	0.30%
Virtus DFA 2045 Target Date Retirement Income Fund	0.30%
Virtus DFA 2050 Target Date Retirement Income Fund	0.30%
Virtus DFA 2055 Target Date Retirement Income Fund	0.30%
Virtus DFA 2060 Target Date Retirement Income Fund	0.30%
VRIA may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. VRIA has contractually agreed to limit the annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of certain of the Funds through April 30, 2019 (expressed as a percentage of daily net assets).
Fund	Class A	Class I	Class R6	Class T
Virtus DFA 2015 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2020 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2025 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2030 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2035 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2040 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2045 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2050 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2055 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Virtus DFA 2060 Target Date Retirement Income Fund	0.85%	0.60%	0.40%	0.85%
Following the contractual period, the Adviser may discontinue the voluntary expense caps and/or fee waivers at any time. The Adviser may recapture operating expenses reimbursed under this arrangement, for a period of three years after the date on which it was incurred or waived by Virtus, subject to certain conditions.
The Adviser also may, at its discretion, from time to time pay for other Fund expenses from its own assets, or reduce the management fee of a Fund in excess of that required. Any fee reimbursed and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund’s current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses.
The investment advisory agreement also provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of such Adviser in the performance of its duties thereunder.

Provided it has been approved by a vote of the majority of the outstanding shares of a Fund of the Trust which is subject to its terms and conditions, the investment advisory agreement continues from year to year with respect to such Fund so long as (1) such continuance is approved at least annually by the Board or by a vote of the majority of the outstanding shares of such Fund and (2) the terms and any renewal of the agreement with respect to such Fund have been approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons, as that term is defined in the 1940 Act, of the Trust or the relevant Adviser, cast in person at a meeting called for the purpose of voting on such approval. On sixty days’ written notice and without penalty the agreement may be terminated as to the Trust or as to a Fund by the Board or by the relevant Adviser and may be terminated as to a Fund by a vote of the majority of the outstanding shares of such Fund. The Agreement automatically terminates upon its assignment (within the meaning of the 1940 Act). The agreement provides that upon its termination, or at the request of the relevant Adviser, the Trust will eliminate all reference to Virtus from its name, and will not thereafter transact business in a name using the word Virtus.
Adviser Affiliates
George Aylward, Kevin Carr and Frank Waltman, each serve as an officer of the Trust and as an officer and/or director of the Adviser. The other principal executive officers and directors of the Adviser are: Michael Angerthal, Executive Vice President and Chief Financial Officer; Mark Flynn, Executive Vice President, General Counsel and Assistant Secretary; David Fusco, Vice President and Chief Compliance Officer; and David Hanley, Senior Vice President and Treasurer.
Advisory Fees
The following table shows the dollar amount of fees payable to VRIA for its services with respect to each Fund, the amount of fees waived and/or expenses reimbursed by VRIA, if any, and the actual fee received by VRIA during the fiscal period ended December 31, 2016 and for the fiscal year ended December 31, 2017.
For services to the Funds during the fiscal period ended December 31, 2016 and for the fiscal year ended December 31, 2017, the Adviser received fees of  $33,115 and $43,837, respectively, under the investment advisory agreement in effect. Of this total, the Adviser received fees from each Fund as follows:
Fund*	Gross Advisory Fee ($)		Advisory Fee Waived and/or Expenses Reimbursed ($)		Net Advisory Fee ($)
	2016	2017	2016	2017	2016	2017
Virtus DFA 2015 Target Date Retirement Income Fund	3,264	3,858	(81,281)	(76,046)	(78,017)	(72,188)
Virtus DFA 2020 Target Date Retirement Income Fund	3,483	4,149	(81,342)	(77,002)	(77,859)	(72,853)
Virtus DFA 2025 Target Date Retirement Income Fund	3,439	5,524	(81,317)	(77,704)	(77,878)	(72,180)
Virtus DFA 2030 Target Date Retirement Income Fund	3,351	4,261	(81,249)	(76,643)	(77,898)	(72,382)
Virtus DFA 2035 Target Date Retirement Income Fund	3,507	5,022	(81,246)	(77,506)	(77,739)	(72,484)
Virtus DFA 2040 Target Date Retirement Income Fund	3,239	4,311	(81,292)	(76,909)	(78,053)	(72,598)
Virtus DFA 2045 Target Date Retirement Income Fund	3,247	4,244	(80,952)	(76,525)	(77,705)	(72,281)
Virtus DFA 2050 Target Date Retirement Income Fund	3,169	4,392	(81,006)	(76,435)	(77,837)	(72,043)
Virtus DFA 2055 Target Date Retirement Income Fund	3,194	3,894	(81,081)	(76,048)	(77,887)	(72,154)
Virtus DFA 2060 Target Date Retirement Income Fund	3,222	4,182	(81,111)	(76,589)	(77,889)	(72,407)
*
The Funds were launched in 2016, therefore no advisory fees were paid prior to 2016.

Subadviser and Subadvisory Agreement
VRIA has entered into a subadvisory agreement with respect to each Fund. The subadvisory agreement provides that VRIA will delegate to the subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the Funds for which the subadviser provides subadvisory services. The subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. VRIA remains responsible for the supervision and oversight of the subadviser’s performance. The subadvisory agreement will continue in effect from year to year if specifically approved by the Board, including a majority of the Independent Trustees. The subadvisory fees are paid by VRIA out of its advisory fees from the Funds.
Dimensional — Target Date Funds
Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Dimensional has been engaged in the business of providing investment management services since May 1981, and is an indirect, wholly-owned subsidiary of Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2017, assets under management for all Dimensional affiliated advisors totaled approximately $577 billion.
For its services as a subadviser, VRIA pays Dimensional a fee at the annual rate of 0.03% for managing the allocation of each Fund’s assets to the Underlying Funds. Dimensional is also separately responsible for managing each Underlying Fund’s portfolio, and it receives an advisory fee from each Underlying Fund ranging from 0.06% to 0.55% of the respective Underlying Fund’s assets. Dimensional has contractually agreed to waive all or a portion of its subadvisory fees related to managing the allocation of each Fund to the extent necessary to offset an equitable portion of the fees waived and/or expenses assumed by VRIA pursuant to VRIA’s expense limitation agreement as described above in the section entitled, “Investment Advisory Agreement and Expense Limitation Agreement”. Following the contractual period, Dimensional may discontinue the fee waiver at any time. In addition, the fee waiver shall automatically terminate upon termination of the subadvisory agreement, and after termination and final payment neither Dimensional nor VRIA shall have any obligation to make any payment under the fee waiver agreement.
Subadvisory Fees
From the investment advisory fees paid to VRIA, VRIA paid subadvisory fees totaling $0 during the fiscal period ended December 31, 2016 and for the fiscal year ended December 31, 2017. The following table shows the dollar amount of fees payable to the subadviser, the amount of expenses reimbursed by the subadviser, and the actual fee received by the subadviser during the fiscal period ended December 31, 2016 and for the fiscal year ended December 31, 2017.
Fund *	Gross Subadvisory Fee ($)		Subadvisory Fee Waived and/or Expenses Reimbursed ($)		Net Subadvisory Fee ($)
	2016	2017	2016	2017	2016	2017
Virtus DFA 2015 Target Date Retirement Income Fund	299	385	(299)	385	0	0
Virtus DFA 2020 Target Date Retirement Income Fund	320	414	(320)	414	0	0
Virtus DFA 2025 Target Date Retirement Income Fund	314	551	(314)	551	0	0
Virtus DFA 2030 Target Date Retirement Income Fund	307	425	(307)	425	0	0
Virtus DFA 2035 Target Date Retirement Income Fund	323	501	(323)	501	0	0
Virtus DFA 2040 Target Date Retirement Income Fund	296	430	(296)	430	0	0
Virtus DFA 2045 Target Date Retirement Income Fund	297	423	(297)	423	0	0
Virtus DFA 2050 Target Date Retirement Income Fund	290	438	(290)	438	0	0
Virtus DFA 2055 Target Date Retirement Income Fund	291	388	(291)	388	0	0
Virtus DFA 2060 Target Date Retirement Income Fund	295	417	(295)	417	0	0
*
The Funds were launched in 2016, therefore no advisory fees were paid prior to 2016.

Administrator
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus and affiliate of the Adviser, is the administrator of the Trust. For its services as administrator, the Administrator is entitled to receive an administration fee based upon the average net assets across all series of the Virtus Mutual Funds at the following annual rates:

First $15 billion	0.10%
$15+ billion to $30 billion	0.095%
$30+ billion to $50 billion	0.09%
Greater than $50 billion	0.085%
For the purposes of applying the fee breakpoints, the Virtus Mutual Funds’ average net assets may be aggregated with the average net assets of the series of VVIT.
The following table shows the dollar amount of fees paid to the Administrator during the fiscal period ended December 31, 2016 and for the fiscal year ended December 31, 2017, for its administrative services with respect to each Fund.
Fund *	2016	2017
Virtus DFA 2015 Target Date Retirement Income Fund	$1,060	$1,253
Virtus DFA 2020 Target Date Retirement Income Fund	$1,131	$1,347
Virtus DFA 2025 Target Date Retirement Income Fund	$1,117	$1,793
Virtus DFA 2030 Target Date Retirement Income Fund	$1,088	$1,383
Virtus DFA 2035 Target Date Retirement Income Fund	$1,139	$1,630
Virtus DFA 2040 Target Date Retirement Income Fund	$1,052	$1,399
Virtus DFA 2045 Target Date Retirement Income Fund	$1,054	$1,378
Virtus DFA 2050 Target Date Retirement Income Fund	$1,029	$1,426
Virtus DFA 2055 Target Date Retirement Income Fund	$1,037	$1,264
Virtus DFA 2060 Target Date Retirement Income Fund	$1,045	$1,358
*
The Funds were launched in 2016, therefore no subadvisory fees were paid prior to 2016.

Sub-administrative and Accounting Agent
The Trust has entered into an agreement with BNY Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, pursuant to which BNY Mellon acts as sub-administrative and accounting agent of the Trust. For its services in this capacity, BNY Mellon receives a fee based on the Funds’ aggregate average net assets across all funds within the Virtus Mutual Funds. In addition to the asset-based fee, BNY Mellon is entitled to certain non-material fees, as well as out of pocket expenses.
The following table shows the net amount of fees received by the Sub-administrative and Accounting Agent during the fiscal period ended December 31, 2016 and for the fiscal year ended December 31, 2017, for its services with respect to each Fund.
	Sub-administrative Fees ($)
Fund *	2016	2017
Virtus DFA 2015 Target Date Retirement Income Fund	260	268
Virtus DFA 2020 Target Date Retirement Income Fund	278	293
Virtus DFA 2025 Target Date Retirement Income Fund	274	382
Virtus DFA 2030 Target Date Retirement Income Fund	267	296
Virtus DFA 2035 Target Date Retirement Income Fund	279	349
Virtus DFA 2040 Target Date Retirement Income Fund	258	300
Virtus DFA 2045 Target Date Retirement Income Fund	259	295
Virtus DFA 2050 Target Date Retirement Income Fund	252	305
Virtus DFA 2055 Target Date Retirement Income Fund	254	271
Virtus DFA 2060 Target Date Retirement Income Fund	257	291
*
The Funds were launched in 2016, therefore no fees were received by the Sub-administrative and Accounting Agent prior to 2016.

Distributor
VP Distributors, a broker-dealer registered with FINRA and which is an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser and certain subadvisers, serves as distributor of the Funds’ shares. The principal office of VP Distributors is located at 100 Pearl Street, Hartford, Connecticut 06103. George R. Aylward, Kevin J. Carr, Nancy J. Engberg and Frank Waltman, each serve as an officer of the Trust and as an officer for the Distributor.
The Trust and VP Distributors have entered into an underwriting agreement under which VP Distributors has agreed to use its best efforts to find purchasers for Trust shares and the Trust has granted to VP Distributors the exclusive right to purchase from the Funds and resell, as principal, shares needed to fill unconditional orders for Fund shares. VP Distributors may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. VP Distributors may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with VP Distributors. It is not anticipated that termination of sales agreements with banks and bank affiliated securities brokers would result in a loss to their customers or a change in the NAV per share of a Fund of the Trust.
For its services under the underwriting agreement, VP Distributors receives sales charges on certain transactions in Fund shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, VP Distributors may receive payments from the Trust pursuant to the Plan described below.
During the fiscal year ended December 31, 2017, purchasers of shares of the Funds paid aggregate sales charges of $3,072 of which the Distributor received net commissions of $3,072 for its services, with no commisions being paid to dealers. For the fiscal year ended December 31, 2017, the Distributor received net commissions of $3,072 for Class A Shares. There were $0 in deferred sales charges for Class A Shares.
The underwriting agreement may be terminated at any time by 60 days’ written notice, without payment of a penalty, by the Distributor, by vote of a majority of the appropriate Class of outstanding voting securities of the Funds, or by vote of a majority of the Trust’s Trustees who are not parties to the underwriting agreement or “interested persons” of any party and who have no direct or indirect financial interest in the operation of the Plan or in any related agreements. The underwriting agreement will terminate automatically in the event of its “assignment,” as defined in Section 2(a)(4) of the 1940 Act.
The following table shows the dollar amount of sales charges paid to VP Distributors during the fiscal period ended December 31, 2016 and for the fiscal year ended December 31, 2017, with respect to sales of Class A Shares of each Fund and the amount of sales charges retained by the distributor and not reallowed to other persons. There were no sales charges paid to the distributor with respect to Class A Shares of the Funds not mentioned below.
	Aggregate Underwriting Commissions ($)		Amount Retained by the Distributors ($)		Amount Reallowed ($)
Fund*	2016	2017	2016	2017	2016	2017
Virtus DFA 2015 Target Date Retirement Income Fund	0	0	0	0	0	0
Virtus DFA 2020 Target Date Retirement Income Fund	372	452	372	452	0	0
Virtus DFA 2025 Target Date Retirement Income Fund	718	1,884	718	1,884	0	0
Virtus DFA 2030 Target Date Retirement Income Fund	2,046	74	2,046	74	0	0
Virtus DFA 2035 Target Date Retirement Income Fund	95	340	95	340	0	0
Virtus DFA 2040 Target Date Retirement Income Fund	1,241	152	1,241	152	0	0
Virtus DFA 2045 Target Date Retirement Income Fund	706	68	706	68	0	0
Virtus DFA 2050 Target Date Retirement Income Fund	0	17	0	17	0	0
Virtus DFA 2055 Target Date Retirement Income Fund	13	7	13	7	0	0
Virtus DFA 2060 Target Date Retirement Income Fund	42	78	42	78	0	0
*
The Funds were launched in 2016, therefore no sales charges were paid prior to 2016.

Dealer Concessions
Class A Shares and Class I Shares Only
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on purchases of Class A Shares as set forth below.
Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price (%)	Sales Charge as Percentage of Net Amount Invested (%)	Dealer Discount or Agency Fee as Percentage of Offering Price (%)
Less than $50,000	5.75	6.10	5.00
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $250,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None
Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of Fund shares by a dealer; the provision of assistance in marketing of Fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Trust through distribution fees, service fees or in some cases, the Distributor may pay certain fees from its own profits and resources. Dealers must have an aggregate of  $50,000 or more per Fund share class to qualify for payment of compensation applicable to that Fund share class.
Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the Funds for providing certain recordkeeping and related services to the Funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of Fund shares.
From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of  $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A 1.00% CDSC may be imposed on certain redemptions of such Class A investments within 18 months of purchase. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.
From its own resources or pursuant to the Plan, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.
The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.
Class R6 Shares Only
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Class T Shares
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on purchasesof Class T Shares as set forth below.
Amount of Transaction at Offering Price	Sales Charge as Percentage of Offering Price (%)	Sales Charge as Percentage of Net Amount Invested (%)	Dealer Discount or Agency Fee as Percentage of Offering Price (%)
Under $250,000	2.50	2.56	2.50
$250,000 but under $500,000	2.00	2.04	2.00
$500,000 but under $1,000,000	1.50	1.52	1.50
$1,000,000 or more	1.00	1.01	1.00
Custodian
The Bank of New York Mellon, 2 Hanson Place, Brooklyn, NY 11217, serves as the custodian (the “Custodian”) of the Funds’ assets. The Custodian designated by the Board holds the securities in the Funds’ portfolios and other assets for safe keeping. The Custodian does not and will not participate in making investment decisions for the Funds. The Trust has authorized the Custodian to appoint one or more sub-custodians for the assets of the Funds held outside the United States. The securities and other assets of each Fund are held by its Custodian or any sub-custodian separate from the securities and assets of each other Fund.
Securities Lending
None of the Funds participated in the securities lending program for the most recently completed fiscal year.
Transfer Agent and Sub-Transfer Agent
Virtus Fund Services acts as transfer agent for the Trust. Pursuant to a Transfer Agent and Service Agreement, Virtus Fund Services receives a fee, based on the average net assets at an annual rate ranging from 0.045% to 0.0375%. Virtus Fund Services is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by Virtus Fund Services or the Funds. Pursuant to an agreement among the Trust, Virtus Fund Services and BNY Mellon, BNY Mellon serves as sub-transfer agent to perform certain shareholder servicing functions for the Funds. For performing such services, BNY Mellon receives a monthly fee from the Funds as approved by the Board.
Legal Counsel to the Trust and the Independent Trustees
Sullivan & Worcester, LLP, 1666 K Street, NW, Washington, DC 20006, acts as legal counsel to the Trust and its Independent Trustees and reviews certain legal matters for the Trust in connection with the shares offered by the Prospectus.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Trust. PwC audits the Trust’s annual financial statements and expresses an opinion thereon. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Trust from time to time. PwC's business address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103.

DISTRIBUTION PLANS
The Trust has adopted a distribution plan for Class A Shares and Class T Shares (i.e., a plan for the Class A Shares and a plan for the Class T Shares; collectively, the “Plans”) in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the underwriting agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund.
Expenditures under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Fund (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Virtus Mutual Funds for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund’s Prospectuses and SAI for distribution to potential investors; (vii) expenses related to the cost of financing or providing such financing from the Distributor’s or an affiliate’s resources in connection with the Distributor’s payment of such distribution expenses; and (viii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Fund. From the fees received, the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. In the case of shares of the Funds being sold to an affiliated fund of funds, fees payable under the Plans shall be paid to the distributor of the fund of funds. This fee will not exceed on an annual basis 0.25% of the average annual NAV of such shares, and will be in addition to sales charges on Fund shares which are re-allowed to such firms. To the extent that the entire amount of the fees received is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.
In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds’ shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing. Dealers must have an aggregate value of  $50,000 or more per Fund CUSIP to qualify for payment in that Fund class.
On a quarterly basis, the Funds’ Board reviews a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Funds’ Board and by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the “Plans' Trustees”). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the Class A shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plans' Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while it is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees. The Plans may be terminated at any time by vote of the Plans' Trustees or a majority of the outstanding shares of the relevant class of the Funds.
Rule 12b-1 Fees Paid
The following table shows Rule 12b-1 Fees paid by the Funds to VP Distributors with respect to Class A Shares of each Fund for which such fees were paid for the period ending December 31, 2017.
Fund*	Rule 12b-1 Fees Paid ($)		Rule 12b-1 Fees Waived ($)
	2016	2017	2016	2017
Virtus DFA 2015 Target Date Retirement Income Fund	389	677	N/A	N/A
Virtus DFA 2020 Target Date Retirement Income Fund	537	848	N/A	N/A
Virtus DFA 2025 Target Date Retirement Income Fund	483	1,916	N/A	N/A
Virtus DFA 2030 Target Date Retirement Income Fund	417	813	N/A	N/A

Fund*	Rule 12b-1 Fees Paid ($)		Rule 12b-1 Fees Waived ($)
	2016	2017	2016	2017
Virtus DFA 2035 Target Date Retirement Income Fund	570	1,385	N/A	N/A
Virtus DFA 2040 Target Date Retirement Income Fund	332	720	N/A	N/A
Virtus DFA 2045 Target Date Retirement Income Fund	328	583	N/A	N/A
Virtus DFA 2050 Target Date Retirement Income Fund	264	758	N/A	N/A
Virtus DFA 2055 Target Date Retirement Income Fund	264	343	N/A	N/A
Virtus DFA 2060 Target Date Retirement Income Fund	288	440	N/A	N/A
*
The Funds were launched in 2016, therefore no 12b-1 fees were paid prior to 2016.

For the fiscal year ended December 31, 2017, the Funds paid Rule 12b-1 fees in the amount of $8,484 of which the Distributor received $980 and unaffiliated broker-dealers received $7,504. The Rule 12b-1 payments were used for (1) compensation to dealers, $3,881; (2) compensation to sales personnel, $12,338; (3) advertising, $165,416; (4) printing, $115 and other, (5) $41,719.
No interested person of the Funds other than the Distributor and no Trustee who is not an interested person of the Funds, as that term is defined in the 1940 Act, has had any direct or indirect financial interest in the operation of the Plans or related agreements.
FINRA regards certain distribution fees as asset-based sales charges subject to FINRA sales load limits. FINRA’s maximum sales charge rule may require the Board to suspend distribution fees or amend the Plans.
PORTFOLIO MANAGERS
Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest
As described in each Fund’s prospectuses, the portfolio manager(s) who are responsible for the Funds are:
Fund(s)	Portfolio Manager(s)
Target Date Funds	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu
There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Fund’s investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the relevant subadviser may have in place that could benefit the Funds and/or such other accounts. The Board has adopted on behalf of the Funds policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Funds’ shareholders. The subadviser is required to certify its compliance with these procedures to the Board on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures prior to the date of this SAI. Additionally, any conflicts of interest between the investment strategies of a Fund and the investment strategies of other accounts managed by portfolio managers are not expected to be material since portfolio managers generally manage funds and other accounts having similar investment strategies.
The following tables provide information as of December 31, 2017, regarding all accounts managed by the portfolio managers and portfolio management team members for each of the funds as named in the prospectus. In the tables, Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations and collateralized debt obligations. The portfolio managers managing the Funds may also manage or be members of management teams for other Virtus Mutual Funds or other similar accounts.

Other Accounts Managed (no Performance-Based Fees)
	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph H. Chi(1)	119	$397 billion	19	$16.2 billion	84	$33.1 billion
Jed S. Fogdall(1)	119	$397 billion	19	$16.2 billion	84	$33.1 billion
Joseph F. Kolerich(1)	65	$112 billion	4	$2.42 billion	11	$3.14 billion
Mary T. Phillips(1)	60	$206 billion	2	$2.04	9	$2.09
David A. Plecha(1)	65	$112 billion	4	$2.42 billion	11	$3.14 billion
Allen Pu(1)	48	$96.6 billion	11	$7.53 billion	12	$3.64 billion
(1)
These investment professionals function as a team. In accordance with the team approach used to manage the Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Funds based on the parameters established by the Investment Committee. Joseph H. Chi, Jed S. Fogdall, Joseph F. Kolerich, Mary T. Phillips, David A. Plecha,and Allen Pu coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Funds.

Other Accounts Managed (with Performance-Based Fees)
	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph H. Chi(1)	0	N/A	1	$219 million	6	$3.35 billion
Jed S. Fogdall(1)	0	N/A	1	$219 million	6	$3.35 billion
Joseph F. Kolerich(1)	0	N/A	0	N/A	0	N/A
Mary T. Phillips(1)	0	N/A	0	N/A	0	N/A
David A. Plecha(1)	0	N/A	0	N/A	0	N/A
Allen Pu (1)	0	N/A	0	N/A	0	N/A
(1)
These investment professionals function as a team. In accordance with the team approach used to manage the Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Funds based on the parameters established by the Investment Committee. Joseph H. Chi, Jed S. Fogdall, Joseph F. Kolerich, Mary T. Phillips, David A. Plecha,and Allen Pu coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Funds.

Portfolio Manager Compensation
Dimensional
Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Funds or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:
Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.
Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of the stock of Dimensional, as determined from time to time, by Dimensional’s Board of Directors or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.
In addition, portfolio managers may be given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Portfolio Manager Fund Ownership
As of December 31, 2017, none of the portfolio managers owned any shares of the Funds.
BROKERAGE ALLOCATION AND OTHER PRACTICES
The Target Date Funds do not incur any brokerage costs in connection with their purchase or redemption of shares of the Underlying Funds, although the Underlying Funds incur brokerage costs in connection with buying and selling securities for their portfolios.
The following discussion relates to the policies governing the Funds’ purchases and sales of portfolio securities other than the Underlying Funds.
In effecting transactions for the Funds, the adviser or applicable subadviser (throughout this section, "Subadviser") adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, the financial strength and stability of the broker and its ability to provide research services. Such considerations are judgmental and are weighed by the Subadviser in determining the overall reasonableness of brokerage commissions paid by the Funds.
The Subadviser may cause a Fund to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting that transaction if the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, “brokerage and research services” include advising as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Funds are considered to be in addition to and not in lieu of services required to be performed by the Subadviser under its contract with the Trust and may benefit both the Funds and other accounts of the Subadviser. Conversely, brokerage and research services provided by brokers to other accounts of the Subadviser may benefit the Funds.
If the securities in which a particular Fund invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and executions are available elsewhere. Such securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Some fund transactions are, subject to the Conduct Rules of the FINRA and to obtaining best prices and executions, effected through dealers (excluding VP Distributors) who sell shares of the Funds.
The Trust has Board-approved policies and procedures reasonably designed to prevent (i) the Subadvisers' personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, a broker-dealer's promotion or sales efforts, and (ii) the Trust, its Adviser, Subadvisers and Distributor from entering into any agreement or other understanding under which the Funds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Fund shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.
The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, no Subadviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is consistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the Subadviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Subadviser in that security on a given business day, with all transaction costs shared pro rata based on the Fund's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Subadviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if good reason for such different allocation is provided and approved in accordance with Subadviser’s policies and procedures adopted in accordance with the Trust’s policy. The Board will review these procedures from time to time as they deem appropriate.
During the fiscal year ended December 31, 2017, no brokerage commissions were paid by the funds to any affiliate of the funds, the Adviser or the Distributor, or to any affiliate of any affiliate of the funds, the Adviser or the Distributor.
Investment decisions for the Funds are made independently from those of the other investment companies or accounts advised by the Subadvisers. It may frequently happen that the same security is held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suited for the investment objectives of more than one fund or account. When two or more funds or accounts advised by a Subadviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the funds or accounts in a manner equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions will produce better executions for the Funds. It is the opinion of the Board that the desirability of utilizing the Subadviser as an investment adviser to the Funds outweighs the disadvantages that may be said to exist from simultaneous transactions.
Securities of Regular Broker-Dealers
The Funds are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Funds as of the close of their most recent fiscal year. During the fiscal year ended December 31, 2017, none of the Funds acquired securities of any of the Funds’ regular broker dealers or the parents of such firms. During the fiscal year ended December 31, 2017, the Funds had directed no aggregate holdings of the Funds of those brokers or dealers.
PURCHASE, REDEMPTION AND PRICING OF SHARES
How to Buy Shares
For Class A Shares, the minimum initial investment is $2,500 and the minimum subsequent investment is $100. However, both the initial and subsequent minimum investment amounts are $100 for investments pursuant to the “Systematic Purchase” plan, a bank draft investing program administered by the Transfer Agent, or pursuant to the Systematic Exchange privilege or for an IRA. In addition, there are no subsequent minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions.
For Class I Shares, the minimum initial investment is $100,000 and there is no subsequent minimum investment. For purchases of Class I Shares (i) by private clients of the adviser, subadviser and their affiliates, (ii) through certain programs and defined contribution plans with which the Distributor or Transfer Agent has an arrangement or (iii) by Trustees of the funds and directors, officers and employees of Virtus and its affiliates, the minimum initial investment is waived. Completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Class R6 Shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to buy Class T Shares.
The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Customer orders will be priced at the Funds’ NAVs next computed after they are received in good order by an authorized broker or the broker’s authorized designee.

Alternative Purchase Arrangements
Shares may be purchased from investment dealers at a price equal to their NAV per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the “initial sales charge alternative”) or (ii) on a contingent deferred basis (the “deferred sales charge alternative”). Certain Funds also offers Class I Shares that may be purchased by certain institutional investors at a price equal to their NAV per share.
Orders received by dealers prior to the close of trading on the NYSE are confirmed at the offering price effective at that time, provided the order is received by an authorized broker or broker’s authorized designee prior to its close of business.
The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances.
The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A Shares, from the proceeds of the initial sales charge and the ongoing distribution and services fee. Sales personnel of broker-dealers distributing the Funds’ shares may receive differing compensation for selling Class A Shares.
Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. (See “Dividends, Distributions and Taxes” in this SAI.)
Class A Shares
Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1.00% CDSC may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. Such deferred sales charges may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.
Class I Shares
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the Adviser, the subadvisers, their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates.
Class R6 Shares
Class R6 Shares are available only to certain employer-sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.
Class T Shares
Class T Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in a fund. More information on these and other discounts is available: (i) from your financial intermediary; (ii) under “Sales Charges” in the funds’ prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the funds’ prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.” Class T Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% of a fund’s aggregate average daily net assets attributable to Class T Shares.
Class A Shares — Reduced Initial Sales Charges
Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which initial sales charges may be avoided or reduced are described below. Investors who purchased Class A Shares on which a finder’s fee has been paid may incur a 1.00% CDSC if they redeem their shares within 18 months of purchase. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor or Transfer Agent.
Qualified Purchasers
If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares, provided that such purchase is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund:
(1) Trustee, director or officer of any Virtus Mutual Fund, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates;
(2) Any director or officer, or any full-time employee or sales representative (for at least 90 days), of the applicable Fund’s Adviser, subadviser or Distributor;
(3) Any private client of an Adviser or subadviser to any Virtus Mutual Fund;
(4) Registered representatives and employees of securities dealers with whom the Distributor has sales agreements;
(5) Any qualified retirement plan exclusively for persons described above;
(6) Any officer, director or employee of a corporate affiliate of the Adviser, a subadviser or the Distributor;
(7) Any spouse or domestic partner, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above;
(8) Employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates;
(9) Any employee or agent who retires from the Distributor and/or their corporate affiliates or from PNX, as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008;
(10) Any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of  $10,000,000 or more or at least 100 eligible employees;
(11) Any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan;
(12) Any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge;
(13) Any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;
(14) Any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open-or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.
If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:
(15) Individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients;
(16) Purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;
(17) Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Code), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or
(18) Clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
Combination Purchase Privilege
Your purchase of any class of shares (other than Class T Shares) of these Funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either:
(a) Any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is the named beneficiary;
(b) A trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist);
(c) Multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or
(d) Trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
Right of Accumulation
The value of your account(s) in any class of shares (other than Class T Shares) of these Funds or any other Virtus Mutual Fund may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Funds and their agents at the time of purchase to exercise this right.
Gifting of Shares
If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these Funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Associations
Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.
Letter of Intent
If you sign a Letter of Intent, your purchase of any class of shares (other than Class T Shares) of these Funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding commitment. Since the Funds and their agents do not know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the Letter of Intent amount will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge. You will be given 20 days to make this decision. If you do not exercise either election, the Transfer Agent will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Transfer Agent will redeem restricted Class A Shares before Class C Shares, Class C1 Shares or Class T Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.
Class A Shares — Waiver of Deferred Sales Charges
The CDSC is waived on the redemption (sale) of Class A Shares if the redemption is made:
(a)
within one year of death;

(i) of the sole shareholder on an individual account,
(ii) of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,
(iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or
(iv) of the “grantor” on a trust account;
(b)
within one year of disability, as defined in Code Section 72(m)(7);

(c)
as a mandatory distribution upon reaching age 70½ under certain retirement plans qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA;

(d)
by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e)
based on the exercise of exchange privileges among Class A Shares of these Funds or any of the Virtus Mutual Funds;

(f)
based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g)
based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments. (See “Systematic Withdrawal Program” in this SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.
Class A Shares — Variations and Waivers of Sales Charges
Class A Shares purchased through specific intermediaries may be eligible for additional scheduled variations in, and eliminations of, Class A sales charges. Information about these variations and waivers is available from your financial intermediary and in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”
How to Redeem Shares
Customer orders will be priced at the Funds’ NAVs next computed after they are received in good order by the Funds’ Transfer Agent, an authorized broker or the broker’s authorized designee.
Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more.
Class A Shares, and Class I Shares Only
The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Redemptions by Class A shareholders will be subject to the applicable deferred sales charge, if any. A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.
Class R6 Shares Only
If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to redeem Class R6. If you are a qualified institutional investor holding Class R6 Shares, please refer to the instructions in the funds’ prospectus.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.
Redemption of Small Accounts
Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200, due to redemption activity may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the account address of record. During the 60-day period following such notice, the shareholder has the right to add to the account to bring its value to $200 or more. (See the Funds’ current Prospectuses for more information.)
Redemptions by Mail
Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. (See the Funds’ current Prospectuses for more information.)
Redemptions by Telephone
Generally, shareholders may redeem by telephone up to $50,000 worth of their shares held in book-entry form. (See the Funds’ current Prospectuses for more information.) Corporations that have completed a Corporate Authorized Trader form may redeem more than $50,000 worth of shares in most instances.
Redemptions in Kind
To the extent consistent with state and federal law, each Virtus Mutual Fund may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of  $250,000 or 1% of the NAV of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the SEC, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would generally represent the shareholder’s proportionate share of the Fund’s current net assets and be valued at the same value assigned to them in computing the NAV per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.
Account Reinstatement Privilege
Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at NAV. (See the Funds’ current Prospectuses for more information.)
Returned/Uncashed Checks Policy
For the protection of Fund shareholders, if you have elected to receive dividends and other distributions in cash, and the check is returned to the Fund as undeliverable or you do not respond to mailings from Virtus with regard to uncashed distribution checks, we may take any of the following actions:
•
The distribution option on your account(s) will be changed to reinvest and all subsequent payments will be reinvested in additional shares of the Fund.

•
Any systematic withdrawal plan will be stopped immediately.

•
If a check is not presented for payment within six months, the Fund reserves the right to reinvest the check proceeds.

•
If reinvested, distributions will be reinvested in the Fund at the earliest date practicable after the waiting period at the then-current NAV of such Fund.

•
No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks.

This policy may not apply to certain retirement or qualified accounts, closed accounts or accounts under the applicable Fund’s required minimum threshold.
Reinvestment of future distributions will continue until you notify us of your election to reinstate cash payment of the dividends and other distributions. You will also be required to confirm your current address and daytime telephone number.
Pricing of Shares
The NAV per share of each class of each Fund generally is determined as of the close of regular trading (normally 4:00 PM Eastern time) on days when the NYSE is open for trading. A Fund will not calculate its NAV per share class on days when the NYSE is closed for trading.
The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the NAV of a Fund’s foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Funds. The NAV per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the NAV per share.
A security that is listed or traded on more than one exchange generally is valued at the official closing price on the exchange representing the principal exchange for such security. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. The foreign currency exchange rate used to price the currency in which foreign securities are denominated is generally the 4 p.m. Eastern Time spot rate. If at any time a Fund has investments where market quotations are not readily available or are determined not to be reliable indicators of the value of the securities priced, such investments are valued at the fair value thereof as determined in good faith in accordance with policies and procedures approved by the Board.
Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain Trust officers and/or representatives of the Adviser and/or Administrator as identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
•
Level 1 – quoted prices in active markets for identical securities

•
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its NAV that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.
Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.
INVESTOR ACCOUNT SERVICES AND POLICIES
The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to the Transfer Agent at 800.243.1574. Broker-dealers may impose their own restrictions and limits on accounts held through the broker-dealer. Please consult with your broker-dealer for account restrictions and limit information. The Funds and their agents reserve the right to modify or terminate these services upon reasonable notice.
Exchanges
Under certain circumstances, shares of any Virtus Mutual Fund may be exchanged for shares of the same class of another Virtus Mutual Fund on the basis of the relative NAVs per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege described below. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Virtus Mutual Fund, if currently offered. Exchanges will be based upon each Fund’s NAV per share next computed following receipt of a properly executed exchange request without sales charge. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes. (See also “Dividends, Distributions and Taxes” in this SAI.) Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.
In certain circumstances, a Fund, the Distributor or the Transfer Agent may enter into an agreement with a financial intermediary to permit exchanges from one class of a Fund into another class of the same Fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the Fund, the Distributor or the Transfer Agent, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected Fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the Fund, the Distributor or the Transfer Agent, and the financial intermediary. Shareholders owning shares of a Fund through accounts established directly with the Transfer Agent (i.e., not using a financial intermediary) may be permitted to exchange shares of one class of the Fund into another class of the same Fund, at the discretion of the Fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund. Under the Code, generally if a shareholder exchanges shares from one class of a Fund into another class of the same Fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this paragraph.
Systematic Exchanges
If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Virtus Mutual Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the NAV of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Virtus Mutual Fund. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Exchanges will be based upon each Fund’s NAV per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchange forms are available from the Transfer Agent.
Dividend Reinvestment Across Accounts
If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the NAV of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Virtus Mutual Funds at NAV. You should obtain a current prospectus and consider the objectives and policies of each Virtus Mutual Fund carefully before directing dividends and distributions to another Virtus Mutual Fund. Reinvestment election forms and prospectuses are available from the Transfer Agent. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.
Invest-by-Phone
This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of the shareholder’s bank account. Once a request is phoned in, the Transfer Agent or its subagent will initiate the transaction by wiring a request for monies to the shareholder’s commercial bank, savings bank or credit union via ACH. The shareholder’s bank, which must be an ACH member, will in turn forward the monies to the Transfer Agent or its subagent for credit to the shareholder’s account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.
To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon acceptance of the authorization form (usually within two weeks) shareholders may call toll free 800.367.5877 prior to 3:00 p.m. (Eastern Time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to the Transfer Agent. The Transfer Agent or its subagent will then contact the shareholder’s bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder’s account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Trust and the Transfer Agent reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing NAV on the date of redemption. The Program also provides for redemptions with proceeds to be directed through ACH to your bank account. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.
Shareholders participating in the Program must own shares of a Fund worth $5,000 or more, as determined by the then current NAV per share, and elect to have all dividends reinvested. The purchase of shares while participating in the Program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Program.
Notice to Non-U.S. Individual Shareholders
The Trust and its Shares are only registered in the United States of America. Regulations outside of the United States may restrict the sale of Shares to certain non-U.S. residents or subject certain shareholder accounts to additional regulatory requirements. The Trust reserves the right, however, to sell Shares to certain non-U.S. investors in compliance with applicable law. If a current shareholder in the Trust provides a non-U.S. address, this will be deemed a representation and warranty from such investor that he/she is not a U.S. resident and will continue to be a non-U.S. resident unless and until the Trust is notified of a change in the investor’s resident status. Any current shareholder that has a resident address outside of the Unites States may be restricted from purchasing additional Shares.
In the course of its business, the Trust (and/or its service providers) may collect, record, store, adapt, transfer and otherwise process information by which prospective and current natural person investors may be directly or indirectly identified. The Trust shall comply with all applicable data protection regulation in processing personal data, including the EU General Data Protection Regulation (EU/2016/679) (GDPR). For EU resident shareholders, personal data will be generally processed to open an account, manage and administer holding(s), including further subscriptions, redemptions, transfers or conversions, or otherwise as necessary to comply with the Trust’s legal obligations under GDPR.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Qualification as a Regulated Investment Company
Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate corporation for United States federal income tax purposes. Each Fund has elected to qualify and intends to qualify as a RIC under Subchapter M of the Code. In each taxable year that a Fund qualifies as a RIC and distributes to its shareholders as dividends (not including “capital gains dividends,” discussed below) at least 90% of its ordinary investment income and short-term capital gains, with certain modifications, it (but not its shareholders) will be relieved of United States federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. To the extent that a Fund fails to distribute all of its taxable income, it will be subject to corporate income tax (currently at a rate of 21% for taxable years beginning after December 31, 2017) on any retained ordinary investment income or short-term capital gains and undistributed long-term capital gains.
Each Fund intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax that is imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income (not including tax-exempt interest) for such calendar year and 98.2% of its capital gain net income as determined for a one-year period ending on October 31 of such calendar year (or as determined on a fiscal year basis if the Fund’s fiscal year ends on November 30 or December 31, if the Fund so elects). In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the RIC does not meet the foregoing distribution requirements. If a Fund has taxable income that would be subject to the excise tax, the Fund intends to distribute such income so as to avoid payment of the excise tax. Notwithstanding the foregoing, there may be certain circumstances under which it would be appropriate for a Fund to pay the excise tax.
Each Fund must satisfy the following tests each year in order to qualify as a RIC: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and certain other investment income; and (b) meet specified diversification requirements at the end of each quarter of each taxable year. Each Fund intends to satisfy these requirements. With respect to the diversification requirement, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of cash, cash items, United States government securities and securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer, and not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other RICs). In addition, the Fund may not hold more than 25% of the securities (other than of other RICs) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or 25% of the securities of one or more qualified publicly traded partnerships. Each Fund intends to comply with all of the foregoing criteria for qualification as a RIC; however, there can be no assurance that each Fund will so qualify and continue to maintain its status as a RIC. If in any taxable year a Fund does not qualify as a RIC or fails to distribute at least 90% of the Fund’s investment company taxable income, all of its taxable income will be taxed at corporate rates, the Fund would not be entitled to deduct distributions to shareholders, and any capital gain dividend would not retain its character in the hands of the shareholder for tax purposes. The Code provides relief for certain de minimis failures to meet the asset or income tests or for certain failures due to reasonable cause. These relief provisions may prevent a Fund from being disqualified as a RIC and/or reduce the amount of tax on the Fund’s income as a result of the failure to meet certain tests.
Taxation of Debt Securities
Certain debt securities can be originally issued or acquired at a discount. Special rules apply under the Code to the recognition of income with respect to such debt securities. Under the special rules, a Fund may recognize income for tax purposes without a corresponding current receipt of cash. In addition, gain on a disposition of a debt security subject to the special rules may be treated wholly or partially as ordinary income, not capital gain.
A Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund’s ability to distribute adequate income to qualify as a RIC.
Taxation of Derivatives and Foreign Currency Transactions
Many futures contracts and foreign currency contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) are governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position is treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund’s taxable year (and, generally on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions are marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss is treated as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for United States federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund’s portfolio.
Equity options written by a Fund (covered call options on portfolio stock) will be subject to the provisions under Section 1234 of the Code. If a Fund writes a call option, no gain is recognized upon its receipt of a premium. If such an option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If such an option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock.
Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund’s risk of loss with respect to such stock could be treated as a “straddle” that is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any “qualified covered call options” on stock options written by a Fund.
Positions of a Fund which consist of at least one debt security not governed by Section 1256 of the Code and at least one futures or currency contract or listed non-equity option governed by Section 1256 of the Code which substantially diminishes the Fund’s risk of loss with respect to such debt security are treated as a “mixed straddle.” Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them that reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a RIC for United States federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary income or loss. Generally, these gains and losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of each Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund’s income or deferring its losses.
The IRS has not provided guidance on the tax consequences of certain investments and other activities that the Funds may make or undertake. While the Funds will endeavor to treat the tax items arising from these transactions in a manner believed to be appropriate, guarantees cannot be given that the IRS or a court will concur with the Funds’ treatment and that adverse tax consequences will not ensue.
Taxation of Foreign Investments
If a Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to special United States federal income taxation rules applicable to any “excess distribution” with respect to such stock or gain from the disposition of such stock treated as an “excess distribution.” The tax would be determined by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The distributions or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund’s investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. The Fund may elect to mark-to-market (i.e., treat as if sold at their closing market price on the same day) its investments in certain passive foreign investment companies and avoid any tax and/or interest charge on excess distributions.
Under limited circumstances, a Fund may be required to include in income certain amounts allocated to it as a shareholder of a controlled foreign corporation without receiving a distribution. Those amounts are treated as a dividend to the extent actually distributed by the controlled foreign corporation in the same year and would be included in the Fund’s investment company taxable income and not taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. Any amount required to be included in the Fund’s income, but not distributed by the controlled foreign corporation, is not treated as a dividend.
The Funds may be subject to tax on dividend or interest income received from securities of non-United States issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. Each Fund intends to operate so as to qualify for tax treaty benefits where applicable. If more than 50% of the value of a Fund’s total assets at the close of its taxable year is comprised of stock or securities issued by foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. If a Fund does elect to “pass through,” each shareholder will receive a written statement from the Fund identifying the amount of such shareholder’s pro rata share of  (i) the foreign taxes paid and (ii) the Fund’s gross income from foreign sources. In addition, if at least 50% of the value of a Fund’s assets at the close of each quarter of the tax year is represented by interests in other RICs, then such Fund may “pass through” foreign income taxes paid without regard to whether more than 50% of the Fund’s total assets at the close of the tax year consisted of stock and securities issued by foreign corporations. If a Fund passes through foreign taxes, each shareholder will be required to include the amount of such shareholder’s pro rata share of such taxes in gross income (in addition to dividends actually received), and the shareholder will be entitled to deduct such foreign taxes (if the shareholder itemizes deductions) in computing taxable income or claim a credit against U.S. federal income tax liability, subject to limitations.

Taxation of Distributions to Shareholders
Certain qualified dividend income and long-term capital gains are taxed at a lower federal income tax rate (maximum 20%) for individual shareholders. The reduced rate for qualified dividend income applies to dividends from domestic corporations and certain qualified foreign corporations subject to various requirements and a minimum holding period applicable to both a Fund and its shareholders. Ordinary distributions made by a Fund to its shareholders are eligible for the reduced rate to the extent the underlying income in the Fund is qualified dividend income. An additional 3.8% tax will generally apply to the lesser of  (i) an individual’s net investment income or (ii) the excess of modified adjusted gross income over $200,000 (in the case of single filers) or $250,000 (in the case of a joint return).
Distributions made by a Fund from ordinary investment income and net short-term capital gains will be taxed to such Fund’s shareholders as ordinary dividend income to the extent of the earnings and profits of the Fund. Ordinary income dividends received by corporate shareholders of a Fund will qualify for the 50% dividends-received deduction (for taxable years beginning after December 31, 2017) to the extent the Fund designates such amounts as qualifying dividend distributions; however, the portion that may be so designated is subject to certain limitations. Distributions by a Fund that are reported by the Fund as capital gain dividends in written statements furnished to its shareholders (e.g., Form 1099) will be taxed to the shareholders as long-term capital gain, and will not be eligible for the corporate dividends-received deduction.
Dividends declared by a Fund to shareholders of record in October, November or December will be taxable to such shareholders in the year that the dividend is declared, even if it is not paid until the following year (so long as it is actually paid by the Fund in January of such following year). Also, shareholders will be taxable on amounts reported by a Fund in written statements to shareholders as capital gain dividends, even if such amounts are not actually distributed to them. Shareholders will be entitled to claim a credit against their own United States federal income tax liability for taxes paid by each Fund on such undistributed capital gains, if any.
Dividends and capital gain distributions will be taxable to shareholders as described above whether received in cash or in shares under a Fund’s distribution reinvestment plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder.
Shareholders should be aware that the price of shares of a Fund that are purchased prior to a dividend or distribution by the Fund may reflect the amount of the forthcoming dividend or distribution. Such dividend or distribution, when made, would be taxable to shareholders under the principles discussed above even though the dividend or distribution may reduce the NAV of shares below a shareholder’s cost and thus represent a return of a shareholder’s investment in an economic sense.
A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.
Each Fund intends to accrue dividend income for United States federal income tax purposes in accordance with the rules applicable to RICs. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.
Shareholders should consult their own tax advisors about their tax situations.
Income and capital gain distributions are determined in accordance with rules set forth in the Code and the Regulations that may differ from United States Generally Accepted Accounting Principles.
Sale or Exchange of Fund Shares
Gain or loss will be recognized by a shareholder upon the sale of his or her shares in a Fund or upon an exchange of his or her shares in a Fund for shares in another Fund. Provided that the shareholder is not a dealer in such shares, such gain or loss will generally be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized from the sale. Under current law, capital gains (whether long-term or short-term) of individuals and corporations are fully includable in taxable income. Capital losses (whether long-term or short-term) may offset capital gains plus (for non-corporate taxpayers only) up to $3,000 per year of ordinary income.
Redemptions, including exchanges, of shares may give rise to recognized gains or losses. All or a portion of a loss realized upon the redemption, including exchanges, of shares may be disallowed under “wash sale” rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder’s sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend distributed with respect to such shares. The “wash sale” restrictions also apply to an investor who holds a security both within a tax-deferred account and in a taxable account; sales and repurchases between two accounts will be considered as wash sales.
Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are disposed of within 90 days after the date on which they were acquired and new shares of a RIC are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.
Each shareholder’s Form 1099 will report the cost basis of any such shares that were redeemed, sold, or exchanged during the year, and the form will report whether the gain or loss is treated as short-term or long-term. This information will be reported to the IRS. Each shareholder should inform the Fund of such shareholder’s cost selection for tax reporting purposes at the time of the sale or exchange of Fund shares or provide in advance a standing cost basis method for the shareholder’s account. If a shareholder does not provide cost basis instructions, the Fund’s default method will be used.
Tax Information Notices
Written notices will be sent to shareholders (by United States mail and/or electronic delivery, as applicable) regarding the tax status of all distributions made (or deemed to have been made) during each taxable year, including the amount of qualified dividend income for individuals, the amount qualifying for the corporate dividends-received deduction (if applicable) and the amount of capital gain dividends, undistributed capital gains (if any), tax credits (if applicable), and cumulative return of capital (if any).
Important Notice Regarding Taxpayer IRS Certification and Backup Withholding
Pursuant to the Code and Regulations, the Funds may be required to withhold a percentage of all reportable payments, including any taxable dividends, capital gains distributions or share redemption proceeds, at the specified rate in effect when such payments are made, for an account which does not have a taxpayer identification number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications. The Funds will furnish shareholders, within 31 days after the end of the calendar year, with the information that is required by the IRS for preparing income tax returns. The Funds will also provide this same information to the IRS in the manner required by the IRS. Depending on your state of residence, the information may also be filed with your state taxing authority.
Some shareholders may be subject to withholding of United States federal income tax on dividends and redemption payments from the Funds (“backup withholding”) at the specified rate in effect when such payments are made. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund’s knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, a shareholder must, at the time an account is opened, certify under penalties of perjury that the social security number or taxpayer identification number furnished is correct and that he or she is not subject to backup withholding. From time to time, the shareholder may also be requested to provide certification of the validity of their taxpayer identification number.
Foreign Shareholders
Dividends paid by any of the Funds from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a “foreign shareholder”) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under an applicable tax treaty. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.
Other Tax Consequences
In addition to the United States federal income tax consequences described above, there may be other foreign, United States federal, state or local tax considerations and estate tax considerations applicable to the circumstances of a particular investor. The foregoing discussion is based upon the Code, judicial decisions and administrative regulations, rulings and practices in effect as of December 2017, all of which are subject to change and which, if changed, may be applied retroactively to a Fund, its shareholders and/or its assets. No rulings have been sought from the IRS or any other tax authority with respect to any of the tax matters discussed above.
From time to time, proposals are introduced before the United States Congress that if enacted would affect the foregoing discussion with respect to taxes and could also affect the availability of certain investments to a Fund. The discussion above reflects changes made by the law informally known as the “Tax Cuts and Jobs Act,” signed by the President on December 22, 2017.
The information included in the Prospectus with respect to taxes, including this section entitled Dividends, Distributions and Taxes, is a general and abbreviated summary of applicable provisions of the Code and Regulations as interpreted by the courts and the IRS as of December 2017 and is not intended as tax advice to any person. The Code and Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. In addition, recent changes to the Code have given rise to a number of new provisions, and further guidance is expected over the coming months and years. Accordingly, prospective purchasers are urged to consult their own tax advisors with specific reference to their own tax situations, including the potential application of United States federal, state, local and foreign tax laws.
Except as expressly set forth above, the foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, i.e., United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a United States withholding tax at a rate of 30% (or at a lower rate under an applicable tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code. The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as dealers in securities or currencies, traders in securities, banks, tax-exempt entities, life insurance companies, persons holding an interest in a Fund as a hedge or as part of a straddle or conversion transaction, or holders whose functional currency is not the United States dollar.
Tax Sheltered Retirement Plans
Shares of the Funds are offered in connection with the following retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and certain 403(b) Retirement Plans. Write or call the Distributor at 800.243.4361 for further information about the plans.
PERFORMANCE INFORMATION
Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.
The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor’s Business Daily, Stanger’s Mutual Fund Monitor, The Stanger Register, Stanger’s Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor’s The Outlook and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500® Index, Dow Jones Industrial Average, Barclays U.S. Aggregate Bond Index, Dow Jones Wilshire Real Estate Securities Index (Full Cap), Russell Midcap® Growth Index, MSCI EAFE® (Europe Australasia Far East) Index, Consumer Price Index, Barclays Corporate Index, and the Barclays T-Bond Index.
Advertisements, sales literature and other communications may contain information about the Funds’ and their subadviser’s current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund’s investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.
Total Return
Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula: P((1+T)(n)) = ERV (where P = a hypothetical initial payment of  $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class’s expenses (on an annual basis) and deduction of the maximum initial sales load in the case of Class A Shares, and assume that all dividends and distributions on each class of shares are reinvested when paid.
For average “after-tax” total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of Fund shares may exceed returns after taxes on distributions (but before sale of Fund shares). These returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.
The Funds may also compute cumulative total return for specified periods based on a hypothetical account with an assumed initial investment of  $10,000. The cumulative total return is determined by dividing the NAV of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of cumulative total return reflects payment of the Class A Shares’ maximum sales charge for the Funds and assumes reinvestment of all income dividends and capital gain distributions during the period.
The Funds also may quote annual, average annual and annualized total return and cumulative total return performance data, for any class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or cumulative rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or cumulative rate of return calculations.
FINANCIAL STATEMENTS
The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP, will be sent to shareholders each year and be available without charge upon request.
The Funds' financial statements for the Trust's fiscal year ended December 31, 2017, appearing in the Funds' 2017 Annual Report to Shareholders, are incorporated herein by reference.

APPENDIX A — DESCRIPTION OF RATINGS
A-1 and P-1 Commercial Paper Ratings
The Trust will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor’s Corporation or P-1 by Moody’s Investors Services, Inc. (Moody’s), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor’s or Aa or higher by Moody’s.
Commercial paper rated A-1 by Standard & Poor’s Corporation (“S&P”) has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.
The rating P-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
Moody’s Investors Service, Inc.
Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody’s also provides credit ratings for preferred stocks. Preferred stock occupies a junior position to bonds within a particular capital structure.
aaa — An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa — An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a — An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.
baa — An issue which is rated “baa” is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
Moody’s ratings for municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody’s with the use of the Symbol VMIG, instead of MIG.
The Moody’s Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.
Standard and Poor’s Corporation Corporate Bond Ratings
AAA —
Bonds rated AAA have the highest rating assigned by Standard & Poor’s Corporation. Capacity to pay interest and repay principal is extremely strong.
AA —
Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.
A — Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
S&P’s top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added for those issues determined to possess overwhelming safety characteristics. An “SP-2” designation indicates a satisfactory capacity to pay principal and interest.
Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.
Fitch’s Corporate Bond Ratings
AAA — Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA — Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A— Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB — Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
B — Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC — Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC — Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

DDD, DD and D — Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.
Plus (+) and minus (–) signs are used with a rating symbol to indicate the relative position of a credit within the rating categories.

APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table sets forth information as of April 4, 2018, with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of any Fund’s outstanding securities (Principal Shareholders) and the name of each person who has beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a Fund (Control Person), as noted below.

*These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts.

CONTROL PERSON NAME AND ADDRESS	FUND	PERCENTAGE (%) OF FUND OUTSTANDING
VIRTUS PARTNERS INC 100 PEARL ST 8TH FL HARTFORD CT 06103-4500	VIRTUS DFA 2015 TARGET DATE RET INC	66.70%
	VIRTUS DFA 2020 TARGET DATE RET INC	70.04%
	VIRTUS DFA 2025 TARGET DATE RET INC	49.11%
	VIRTUS DFA 2030 TARGET DATE RET INC	70.47%
	VIRTUS DFA 2035 TARGET DATE RET INC	56.08%
	VIRTUS DFA 2040 TARGET DATE RET INC	70.69%
	VIRTUS DFA 2045 TARGET DATE RET INC	71.43%
	VIRTUS DFA 2050 TARGET DATE RET INC	71.91%
	VIRTUS DFA 2055 TARGET DATE RET INC	79.75%
	VIRTUS DFA 2060 TARGET DATE RET INC	73.28%
PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND/CLASS	PERCENTAGE (%) OF CLASS OUTSTANDING
BNYM I S TRUST CO CUST FOR NON-DFI SIMPLE IRA ALAN C GOODMAN LONGVIEW TX 75604-6227	VRTS DFA 2035 TARGET DATE RET INC-A	28.36%
BNYM I S TRUST CO CUST FOR THE IRA OF LINDA GURR BELLEVILLE IL 62223-3422	VRTS DFA 2030 TARGET DATE RET INC-A	13.67%
BNYM I S TRUST CO CUST FOR THE IRA ROLLOVER OF JOYCE G KOHLBECK LITTLETON CO 80128-9279	VRTS DFA 2015 TARGET DATE RET INC-A	10.00%
BNYM I S TRUST CO CUST FOR THE IRA ROLLOVER OF MARK R HOLMES RICHMOND VA 23233-7666	VRTS DFA 2015 TARGET DATE RET INC-A	8.48%
BNYM I S TRUST CO CUST FOR THE NON-DFI SIMPLE IRA OF SHERRY S WRIGHT WAYNESBORO VA 22980-6486	VRTS DFA 2025 TARGET DATE RET INC-A	6.37%
BNYM I S TRUST CO CUST IRA FBO SCOTT O MARSHAL SAINT LOUIS MO 63119-3540	VRTS DFA 2015 TARGET DATE RET INC-A	6.12%
BNYM I S TRUST CO CUST ROLLOVER IRA JAMES W WALKENHORST LINCOLN NE 68516-2978	VRTS DFA 2050 TARGET DATE RET INC-A	51.44%
BNYM I S TRUST CO CUST ROLLOVER IRA SHARON L WEBB LONGVIEW TX 75603-4277	VRTS DFA 2025 TARGET DATE RET INC-A	45.54%

B-1

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND/CLASS	PERCENTAGE (%) OF CLASS OUTSTANDING
BNYM I S TRUST CO CUST ROTH IRA FBO DOUGLAS C STEVENS LINCOLN NE 68505-1862	VRTS DFA 2060 TARGET DATE RET INC-A	10.71%
BNYM I S TRUST CO CUST SARSEP IRA EDWARD G PLONSKI BINGHAMTON NY 13903-1824	VRTS DFA 2015 TARGET DATE RET INC-A	27.43%
DONALD CHARLES BURKE LINDA JEANNE BURKE JTWROS SUBJECT TO VIR TOD RULES LANGHORNE PA 19047-1931	VRTS DFA 2035 TARGET DATE RET INC-I	7.91%
MATTHEW HAMEL JENNIFER HAMEL JT WROS GLASTONBURY CT 06033-3382	VRTS DFA 2045 TARGET DATE RET INC-I	27.43%
PERSHING LLC * 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	VRTS DFA 2015 TARGET DATE RET INC-A	8.37%
	VRTS DFA 2020 TARGET DATE RET INC-A	47.00%
	VRTS DFA 2025 TARGET DATE RET INC-A	12.77%
	VRTS DFA 2030 TARGET DATE RET INC-A	27.61%
	VRTS DFA 2040 TARGET DATE RET INC-A	7.83%
	VRTS DFA 2040 TARGET DATE RET INC-I	6.99%
	VRTS DFA 2045 TARGET DATE RET INC-A	21.16%
	VRTS DFA 2060 TARGET DATE RET INC-I	29.98%
TD AMERITRADE FBO BETSY L CONDON TOD EAST BRIDGEWATER MA 02333-1609	VRTS DFA 2035 TARGET DATE RET INC-A	6.08%
TD AMERITRADE FBO DIANA L FRUCCI SIMPLE IRA TD AMERITRADE CLEARING, CUSTODIAN HANOVER MA 02339-2762	VRTS DFA 2040 TARGET DATE RET INC-A	28.14%
TD AMERITRADE FBO JASON R FRUCCI SIMPLE IRA TD AMERITRADE CLEARING, CUSTODIAN HANOVER MA 02339-2762	VRTS DFA 2045 TARGET DATE RET INC-A	23.59%
TD AMERITRADE FBO LENI GOTTLIEB IRA TD AMERITRADE CLEARING, CUSTODIAN HINGHAM MA 02043-3758	VRTS DFA 2035 TARGET DATE RET INC-A	10.59%
TD AMERITRADE FBO MICHAEL R FLORIO JR IRA TD AMERITRADE CLEARING, CUSTODIAN EAST BRIDGEWATER MA 02333-1609	VRTS DFA 2035 TARGET DATE RET INC-A	6.92%

B-2

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	FUND/CLASS	PERCENTAGE (%) OF CLASS OUTSTANDING
VIRTUS PARTNERS INC 100 PEARL ST 8TH FL HARTFORD CT 06103-4500	VRTS DFA 2015 TARGET DATE RET INC-A	33.01%
	VRTS DFA 2015 TARGET DATE RET INC-I	100%
	VRTS DFA 2015 TARGET DATE RET INC-R6	100%
	VRTS DFA 2020 TARGET DATE RET INC-A	40.78%
	VRTS DFA 2020 TARGET DATE RET INC-I	100%
	VRTS DFA 2020 TARGET DATE RET INC-R6	100%
	VRTS DFA 2025 TARGET DATE RET INC-A	13.57%
	VRTS DFA 2025 TARGET DATE RET INC-I	100%
	VRTS DFA 2025 TARGET DATE RET INC-R6	100%
	VRTS DFA 2030 TARGET DATE RET INC-A	42.02%
	VRTS DFA 2030 TARGET DATE RET INC-I	100%
	VRTS DFA 2030 TARGET DATE RET INC-R6	100%
	VRTS DFA 2035 TARGET DATE RET INC-A	19.11%
	VRTS DFA 2035 TARGET DATE RET INC-I	92.09%
	VRTS DFA 2035 TARGET DATE RET INC-R6	100%
	VRTS DFA 2040 TARGET DATE RET INC-A	44.07%
	VRTS DFA 2040 TARGET DATE RET INC-I	93.01%
	VRTS DFA 2040 TARGET DATE RET INC-R6	100%
	VRTS DFA 2045 TARGET DATE RET INC-A	51.96%
	VRTS DFA 2045 TARGET DATE RET INC-I	76.84%
	VRTS DFA 2045 TARGET DATE RET INC-R6	100%
	VRTS DFA 2050 TARGET DATE RET INC-A	46.52%
	VRTS DFA 2050 TARGET DATE RET INC-I	99.99%
	VRTS DFA 2050 TARGET DATE RET INC-R6	100%
	VRTS DFA 2055 TARGET DATE RET INC-A	95.66%
	VRTS DFA 2055 TARGET DATE RET INC-I	100%
	VRTS DFA 2055 TARGET DATE RET INC-R6	100%
	VRTS DFA 2060 TARGET DATE RET INC-A	67.82%
	VRTS DFA 2060 TARGET DATE RET INC-I	68.31%
	VRTS DFA 2060 TARGET DATE RET INC-R6	100%

B-3

VIRTUS RETIREMENT TRUST

PART C — OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust.

1.	Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR (as Exhibit a) with Post-effective Amendment No. 14 (File No. 033-80057) on October 30, 2000, and incorporated herein by reference.

2.	Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR (as Exhibit a.2) with Post-effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

3.	Second Amendment to the Agreement and Declaration of Trust of the Registrant, dated August 20, 2015, filed via EDGAR (as Exhibit a.3) with Post-effective Amendment No. 32 (File No. 033-80057) on September 21, 2015, and incorporated herein by reference.

4.	Third Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR (as Exhibit a.4) with Post-effective Amendment No. 37 (File No. 033-80057) on April 10, 2017, and incorporated herein by reference.

5.	*Fourth Amendment to the Agreement and Declaration of Trust of the Registrant, dated June 2, 2017, filed via EDGAR (as Exhibit a.5) herewith.

(b)	Bylaws.

1.	Amended and Restated By-Laws of the Registrant, dated November 16, 2005, filed via EDGAR (as Exhibit b.1) with Post-effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR (as Exhibit b.2) with Post-effective Amendment No. 25 (File No. 033-80057) on April 23, 2007, and incorporated herein by reference.

3.	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated August 20, 2015, filed via EDGAR (as Exhibit b.3) with Post-effective Amendment No. 32 (File No. 033-80057) on September 21, 2015, and incorporated herein by reference.

(c)	Reference is made to Articles III, V and VI of Registrant’s Agreement and Declaration of Trust and Articles II, VII and VIII of Registrant’s By-Laws. See Exhibits (a) and (b).

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between the Registrant and Virtus Retirement Investment Advisers, LLC (“VRIA”), effective January 8, 2016, filed via EDGAR (as Exhibit d.1) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

2.	Form of Subadvisory Agreement between VRIA and Dimensional Fund Advisors LP (“DFA”), effective January 8, 2016, filed via EDGAR (as Exhibit d.2) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

(e)	Underwriting Agreement.

1.	Underwriting Agreement with VP Distributors, LLC (“VP Distributors”), dated January 8, 2016, filed via EDGAR (as Exhibit e.1) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers, effective March 2017, filed via EDGAR (as Exhibit e.2) with Post-effective Amendment No. 115 (File No. 002-16590) to Virtus Equity Trust’s (“VET”) Registration Statement on January 25, 2018.

a) *Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective March 2018 filed via EDGAR (as Exhibit e.2.a) herewith.

C-1

(f)	Amended and Restated Deferred Compensation Program, effective February 9, 2017, filed via EDGAR (as Exhibit f) with Post-effective Amendment No. 31 (File No. 333-191940) to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement on April 10, 2017, and incorporated herein by reference.

(g)	Custodian Agreement.

1.	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to VAST’s Registration Statement on March 28, 2014, and incorporated herein by reference.

a)       Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-effective Amendment No. 16 (File No. 333-191940) to VAST’s Registration Statement on May 29, 2015, and incorporated herein by reference.

b)       Amendment to Custody Agreement between the VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-effective Amendment No. 24 (File No. 333-191940) to VAST’s Registration Statement on February 26, 2016, and incorporated herein by reference.

c)       Joinder Agreement and Amendment to Custody Agreement between VET and Virtus Opportunities Trust (“VOT”)(collectively, “Virtus Mutual Funds”), VAST, Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-effective Amendment No. 114 (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on April 4, 2014, and incorporated herein by reference.

a)       Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on September 8, 2014, and incorporated herein by reference.

b)       Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-effective Amendment No. 16 (File No. 333-191940) to VAST’s Registration Statement on May 29, 2015, and incorporated herein by reference.

c)       Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-effective Amendment No. 24 (File No. 333-191940) to the Registration Statement on February 26, 2016, and incorporated herein by reference.

d)       Joinder Agreement and Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VAST, VVIT and The Bank of New York Mellon dated as of [ ] [ ], 2018, to be filed by amendment.

(h)	Other Material Contracts.

1.	Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”)), dated January 1, 2010, filed via EDGAR (as Exhibit h.1) with Post-effective Amendment No. 44 (File No. 033-65137) to VOT’s Registration Statement on January 27, 2011, and incorporated herein by reference.

a)	Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), dated April 14, 2010, filed via EDGAR (as Exhibit h.2) with Post-effective Amendment No. 44 (File No. 033-65137) to VOT’s Registration Statement on January 27, 2011,.

b)	Second Amendment to Amended and Restated Transfer Agent and Service Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), dated March 15, 2011, filed via EDGAR (as Exhibit h.16), with Post-effective Amendment No. 52 (File No. 033-64915) to VIT’s Registration Statement on April 28, 2011, and incorporated herein by reference.

c)	Corrected Third Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2013, filed via EDGAR (as Exhibit h.1.c) with Post-effective Amendment No. 104 (File No. 002-16590) to VET’s Registration Statement on July 28, 2015, and incorporated herein by reference.

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d)	Fourth Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and Virtus Fund Services, dated January 1, 2015, filed via EDGAR (as Exhibit h.1.d) with Post-effective Amendment No. 104 (File No. 002-16590) to VET’s Registration Statement on July 28, 2015, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds and Virtus Fund Services, dated January 8, 2016, filed via EDGAR (as Exhibit h.1.e) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.1.f) with Post-effective Amendment No. 28 (File No. 333-08045) to VAT’s Registration Statement on June 22, 2017, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-effective Amendment No. 54 (File No. 033-64915) to the Registration Statement of Virtus Insight Trust (“VIT”) on April 27, 2012, and incorporated herein by reference.

a)	Adoption and Amendment Agreement among Virtus Alternative Solutions Trust (“VAST”), Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-effective Amendment No. 92 to VOT’s Registration Statement (033-65137) on January 20, 2017, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-effective Amendment No. 9 (File No. 333-191940) to VAST’s Registration Statement on January 22, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-effective Amendment No. 18 (File No. 333-191940) to VAST’s Registration Statement on June 5, 2015, and incorporated herein by reference.

f)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

g)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with VET’s Post-effective Amendment No. 112 (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.
h)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with VET’s Post-effective Amendment No. 114 (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

i)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VAST, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with VET’s Post-effective Amendment No. 114 (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

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j)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VAST, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with VET’s Post-effective Amendment No. 114 (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

3.	Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-effective No. 36 to VOT’s Registration Statement (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of April 14, 2010, filed via EDGAR (as Exhibit h.9) with Post-effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.10) with Post-effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.11) with Post-effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2011, filed via EDGAR (as Exhibit h.9) with Post-effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h) with Post-effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i) with Post-effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

k)	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

l)	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-effective No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

m)	Thirteenth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

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n)	Fourteenth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds, and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-effective Amendment No. 92 to VOT’s Registration Statement (033-65137) on January 20, 2017, and incorporated herein by reference.

o)	Fifteenth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-effective Amendment No. 28 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

p)	Sixteenth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-effective Amendment No. 117 to VET’s Registration Statement (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13.) with Post-effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-effective Amendment No. 31 (File No. 333-191940) to VAST’s Registration Statement on April 10, 2017, and incorporated herein by reference.

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k)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VAST, VVIT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-effective Amendment No. 112 (File No. 002-16590) to VET’s Registration Statement on July 26, 2017, and incorporated herein by reference.

l)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VAST, VAT, VVIT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

5.	*Third Amended and Restated Expense Limitation Agreement between Registrant and VRIA, effective as of May 1, 2018, filed via EDGAR (as Exhibit h.5) herewith.

6.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-effective Amendment No. 92 (File No. 033-65137) to VOT’s Registration Statement on January 20, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck, effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-effective Amendment No. 26 (File No. 333-08045) to VAT’s Registration Statement on June 22, 2017, and incorporated herein by reference.

b)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien, John R. Mallin, and Hassell H. McClellan, effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-effective Amendment No. 26 (File No. 333-08045) to VAT’s Registration Statement on June 22, 2017, and incorporated herein by reference.

7.	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-effective Amendment No. 112 (File No. 002-16590) to VET’s Registration Statement on July 26, 2017, and incorporated herein by reference.

(i)	Legal Opinion.

1.	Opinion of Counsel as to legality of the shares filed via EDGAR (as Exhibit i.1) with Post-effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

2.	Opinion of Counsel as to legality of the shares dated April 5, 2017, filed via EDGAR (as Exhibit i.2) with Post-effective Amendment No. 37 (File No. 033-80057) on April 10, 2017, and incorporated herein by reference.

3.	*Consent of Sullivan & Worcester LLP filed via EDGAR (as Exhibit i.3) herewith.

(j)	Other Opinions.

1.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit j.1) herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plans.

1.	Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), filed via EDGAR (as Exhibit m.1) with Post-effective Amendment No. 37 (File No. 033-80057) to the Registration Statement on January 8, 2016.

2.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, filed via EDGAR (as Exhibit m.2) with Post-effective Amendment No. 37 (File No. 033-80057) on April 10, 2017, and incorporated herein by reference.

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(n)	Rule 18f-3 Plans.

1.	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective March 1, 2018, filed via EDGAR (as Exhibit n.2) with Post-effective Amendment No. 117 (File No. 002-16590) to VET’s Registration Statement on March 6, 2018, and incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VRIA, VP Distributors and other Virtus Affiliates dated October 1, 2017, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 114 (File No. 002-16590) to VET’s Registration Statement on December 21, 2017, and incorporated herein by reference.

3.	*Amended and Restated Code of Ethics of subadviser DFA effective October 1, 2017, filed via EDGAR (as Exhibit p.3) herewith.

(q)	Power of Attorney.

1.	Power of Attorney for all Trustees, dated June 2, 2010, filed via EDGAR (as Exhibit q) with VET’s Post-effective Amendment No. 92 (File No. 002-16590) on July 28, 2010 and incorporated herein by reference.

2.	Power of Attorney for Trustee Hassell H. McClellan, dated August 18, 2015, filed via EDGAR (as Exhibit q.2) with Post-effective Amendment No. 32 (File No. 033-80057) on September 21, 2015, and incorporated herein by reference.

3.	Powers of Attorney for Trustees Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien and John R. Mallin, dated June 30, 2016, filed via EDGAR (as Exhibit q.3) with Post-effective Amendment No. 87 to VOT’s Registration Statement (File No. 033-65137) on July 8, 2016, and incorporated herein by reference.

4.	Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 (File No. 002-16590) to VET’s Registration Statement on July 26, 2017, and incorporated herein by reference.

*Filed Herewith

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Item 29.	Persons Controlled By or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits h.6 and h.7, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits a.1-5, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the [Investment Company Act of 1940, as amended,] and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

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Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits b.1-3, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreement, Custody Agreement, Sub-Administration Agreement and Sub-Transfer Agency and Service Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VRIA, the Registrant’s Trustees, and other registered investment management companies managed by VRIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
VRIA	801-106649
DFA	801-16283

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Item 32.	Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Retirement Trust, and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103, are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg	Senior Vice President and Assistant Secretary	Senior Vice President and Chief Compliance Officer

David Hanley	Senior Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Kevin J. Carr, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC 100 Pearl Street Hartford, CT 06103
Administrator and Transfer Agent:	Custodian:
Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103	The Bank of New York Mellon One Wall Street New York, NY 10286
Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:	Investment Adviser:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Virtus Retirement Investment Advisers, LLC 100 Pearl Street Hartford, CT 06103
Subadviser:
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746

C-10

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

C-11

PART C – OTHER INFORMATION

Exhibit List

a.5	Fourth Amendment to the Agreement and Declaration of Trust
e.2.a	Amended Annex A to Form of Sales Agreement
h.5	Third Amended and Restated Expense Limitation Agreement
i.3	Consent of Sullivan & Worcester LLP
j.1	Consent of Independent Registered Public Accounting Firm
p.3	Amended and Restated Code of Ethics of Subadviser DFA

C-12

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 24th day of April, 2018.

VIRTUS RETIREMENT TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 24th day of April, 2018.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)
*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Roger A. Gelfenbien	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney